UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-4474

Name of Registrant: Vanguard California Tax-Free Funds

Address of Registrant:

P.O. Box 2600

Valley Forge, PA 19482

Name and address of agent for service:

Heidi Stam, Esquire

P.O. Box 876

Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2008– May 31, 2009

Item 1: Reports to Shareholders

>  Vanguard California Tax-Exempt Money Market Fund returned 0.26% for the six months ended May 31, 2009, exceeding the average return of its peer group.

>  After a disappointing 2008, the long-term municipal bond market snapped back with a strong rally during the six-month period.

>  Investor Shares of California Intermediate-Term Tax-Exempt Fund returned 6.37% (Admiral Shares, 6.41%), and the Investor Shares of California Long-Term Tax-Exempt Fund returned 7.85% (Admiral Shares, 7.89%). The former fund performed slightly better than its benchmark index and peer-group average, while the latter fund underperformed its comparative standards for the period.

Contents

Your Fund’s Total Returns	1
President’s Letter	2
Advisor’s Report	9
California Tax-Exempt Money Market Fund	12
California Intermediate-Term Tax-Exempt Fund	32
California Long-Term Tax-Exempt Fund	59
About Your Fund’s Expenses	80
Trustees Approve Advisory Arrangement	82
Glossary	83

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Six Months Ended May 31, 2009
	Ticker	Total
	Symbol	Returns
Vanguard California Tax-Exempt Money Market Fund	VCTXX	0.26%
7-Day SEC Yield: 0.36%
Taxable-Equivalent Yield: 0.62%[1]
Average California Tax-Exempt Money Market Fund[2]		0.15

Vanguard California Intermediate-Term Tax-Exempt Fund
Investor Shares	VCAIX	6.37%
30-Day SEC Yield: 3.58%
Taxable-Equivalent Yield: 6.14%[1]
Admiral™ Shares[3]	VCADX	6.41
30-Day SEC Yield: 3.66%
Taxable-Equivalent Yield: 6.28%[1]
Barclays Capital 7 Year Municipal Bond Index		6.08
Average California Intermediate Municipal Debt Fund[2]		6.22

Vanguard California Long-Term Tax-Exempt Fund
Investor Shares	VCITX	7.85%
30-Day SEC Yield: 4.14%
Taxable-Equivalent Yield: 7.10%[1]
Admiral Shares[3]	VCLAX	7.89
30-Day SEC Yield: 4.22%
Taxable-Equivalent Yield: 7.24%[1]
Barclays Capital 10 Year Municipal Bond Index		8.23
Average California Municipal Debt Fund[2]		8.97

1  This calculation, which assumes a typical itemized tax return, is based on the maximum federal tax rate of 35% and the maximum state of California income tax rate. Local taxes were not considered. Please see the prospectus for a detailed explanation of the calculation.

2  Derived from data provided by Lipper Inc.

3  A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

President’s Letter

Dear Shareholder,

Short-term and long-term returns in the municipal securities market moved in different directions during the fiscal half-year ended May 31, 2009.

Vanguard California Tax-Exempt Money Market Fund returned 0.26%, among its lowest six-month returns ever, as actions by the Federal Reserve dramatically reduced short-term interest rates. The fund maintained a net asset value of $1 per share.

By contrast, long-term municipal bonds bounced back strongly after an unusually tough fiscal 2008. Both the California Intermediate-Term and Long-Term Tax-Exempt Funds surged back from their 2008 declines, as the broad municipal market recorded one of its best six-month performances in years. Investor Shares of California Intermediate-Term Tax-Exempt Fund returned 6.37% (Admiral Shares, 6.41%), and the Investor Shares of California Long-Term Tax-Exempt Fund returned 7.85% (Admiral Shares, 7.89%).

Yields moved lower for all three funds. The Fed’s rate-cutting primarily affected the short end of the spectrum: The yield of the California Tax-Exempt Money Market Fund declined from 0.88% as of November 30, 2008, to 0.36% as of May 31, 2009. Longer-term rates declined as strong demand for municipal bonds drove up their prices.

Even as the market for longer-term municipal bonds strengthened, the budgetary impasse in Sacramento generated heated headlines, some raising the specter of default. However, our credit analysts, who diligently monitor our debt investments, believe that such a development is unlikely.

Note: The funds are permitted to invest in securities whose income is subject to the alternative minimum tax (AMT). Only the Money Market Fund currently owns securities that would generate income distributions subject to the AMT.

Government actions spurred investor confidence in bonds

The fixed income market gyrated during the fiscal half-year. After Lehman Brothers’ collapse in September, investors fled in droves to U.S. Treasury bonds, considered the safest of all securities. The difference between the yields of Treasuries and those of corporate bonds surged to levels not seen since the 1930s.

The credit-market crisis also rattled the municipal bond market. At the beginning of the period, this produced municipal bond yields higher than those of Treasuries, a reversal of the traditional relationship between taxable and tax-exempt yields.

Market Barometer
			Total Returns
	Periods Ended May 31, 2009
	Six Months	One Year	Five Years[1]
Bonds
Barclays Capital U. S. Aggregate Bond Index
(Broad taxable market)	5.11%	5.36%	5.01%
Barclays Capital Municipal Bond Index	9.00	3.57	4.41
Citigroup 3-Month Treasury Bill Index	0.12	0.89	3.03

Stocks
Russell 1000 Index (Large-caps)	5.73%	–32.95%	–1.55%
Russell 2000 Index (Small-caps)	7.03	–31.79	–1.18
Dow Jones U.S. Total Stock Market Index	6.58	–32.39	–1.13
MSCI All Country World Index ex USA (International)	22.20	–35.55	5.65

CPI
Consumer Price Index	0.67%	–1.28%	2.49%

1 Annualized.

Since December, munis have stabilized, in part because of federal government initiatives to help cash-starved state and local governments, and the traditional relationship between Treasury and muni yields seemed to be reasserting itself. For the six months, the broad municipal bond market returned about 9%.

In an effort to thaw the credit markets and stimulate the economy, the Federal Reserve Board reduced its target for short-term interest rates to an all-time low of 0% to 0.25% in December. In recent months, the Fed has unveiled plans to purchase a huge amount of Treasury and mortgage-backed securities to drive up their prices and push down yields, and thus keep borrowing costs, such as mortgage rates, low.

By the end of the period, bond investors were more optimistic and willing to take on riskier, higher-yielding corporate bonds. Barclays Capital U.S. Aggregate Bond Index returned about 5% for the fiscal half-year, while high-yield bonds, as measured by the Barclays Capital U.S. Corporate High Yield Bond Index, returned nearly 37% for the same period.

Stocks ended the period with impressive gains

Global stock markets improved significantly during the six months ended May 31. The broad U.S. stock market returned nearly 7%—the first six-month gain since October 2007. May saw the third consecutive monthly increase for U.S. stocks, with investors heartened by an apparent moderation in the bad economic

Expense Ratios[1]
Your Fund Compared With Its Peer Group
	Investor	Admiral	Peer
California Tax-Exempt Fund	Shares	Shares	Group
Money Market	0.17%	—	0.58%
Intermediate-Term	0.20	0.12%	0.90
Long-Term	0.20	0.12	1.05

1  The fund expense ratios shown are from the prospectus dated March 27, 2009, and represent estimated costs for the current fiscal year based on the funds’ current net assets. For the six months ended May 31, 2009, the annualized expense ratio for the California Tax-Exempt Money Market Fund was 0.17%. The California Intermediate-Term Tax-Exempt Fund’s annualized expense ratios were 0.20% for the Investor Shares and 0.12% for the Admiral Shares. The California Long-Term Tax-Exempt Fund’s annualized expense ratios were 0.20% for the Investor Shares and 0.12% for the Admiral Shares. Peer groups are: for the California Tax-Exempt Money Market Fund, the Average California Tax-Exempt Money Market Fund, for the California Intermediate-Term Tax-Exempt Fund, the Average California Intermediate Municipal Debt Fund; and for the California Long-Term Tax-Exempt Fund, the Average California Municipal Debt Fund. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2008.

news. Consumer confidence ticked higher, and earlier estimates of first-quarter GDP were revised upward.

International stocks returned about 22% for the fiscal half-year—the highest six-month return since April 2006. Higher commodity prices and a slight rebound in manufacturing orders helped reverse the steep declines that plagued international markets earlier in the period. Aggressive stimulus measures by some governments, including China’s, helped the world’s emerging markets claw their way toward recovery.

Despite encouraging signs, many investors remained fearful that long-term inflation would be kindled by the U.S. Treasury’s massive borrowing, a weaker dollar, and higher crude-oil prices. The U.S. economy also continues to struggle with high levels of unemployment.

Investor demand, government efforts stimulated the market for munis

To a significant extent, the performance of each state’s municipal securities is consistent with that of the tax-exempt market as a whole. That is why strong demand for longer-term municipal bonds in general during the six months ended May 31 also helped boost the returns of California tax-exempt bonds.

Quickening the demand were the attractive prices of long-term municipals—a consequence of credit-crisis-related forced sales by hedge funds and other investors in the final months of fiscal 2008.

Investment insight

A historical yield pattern appears to be returning

At the start of the fiscal half-year, municipal securities generally offered higher pre-tax yields than taxable Treasuries—an inversion of the typical relationship. Munis usually yield less than Treasuries, because their interest income is generally exempt from federal taxes. As the period progressed, Treasury yields rose and muni yields declined, perhaps indicating a return to normalcy after a period of extreme turmoil in the bond markets.

Fund and Treasury yields

Note: Ten-year Treasury yields are based on month-end yields, as calculated by Bloomberg L.P. The fund’s yield, calculated according to an SEC-required method, represents the yield on a portfolio of securities with an average weighted maturity that is expected to remain between 10 and 25 years.

The federal government’s stimulus efforts—including payments to state and local governments and the creation of a new subsidized, taxable municipal bond aimed at lowering financing costs—also helped generate more optimistic investor sentiment in the muni marketplace. The state of California, for example, floated more than $5 billion of the new “Build America Bonds” in April. (The investment objective of Vanguard’s municipal bond funds is to seek securities that produce tax-exempt income, so the funds will not invest in these new bonds.)

In this environment, Vanguard California Intermediate-Term and Long-Term Tax-Exempt Funds roared back: The Intermediate-Term Fund’s Investor Shares returned 6.37% and its Admiral Shares 6.41%, compared with 6.08% produced by its benchmark index and its peer-group average return of 6.22%.

The Long-Term Fund’s Investor Shares returned 7.85% and its Admiral Shares 7.89%. These results trailed the index return of 8.23% and the 8.97% average return of competitors, largely because of the fund’s emphasis on higher-quality bonds. Funds that hold larger proportions of lower-quality bonds tend to perform relatively better than competitor funds during strong markets such as the recent period. Conversely, funds that emphasize higher-quality assets tend to outperform in down markets (as the California Intermediate-Term and Long-Term Funds did in fiscal 2008, despite their negative returns).

Vanguard California Tax-Exempt Money Market Fund was bolstered by its low expense ratio compared with most tax-exempt money market funds (see the accompanying table)—an important advantage in these lean times for interest income. The fund returned 0.26%, compared with an average return of 0.15% for its competitor funds.

As the municipal market enters the second half of fiscal year 2009, concerns have been raised about the fiscal outlook for California and other states and municipalities—and, of course, the soundness of their finances bears close watching during this severe recession. It’s important to keep in mind, however, that the performance of the California Intermediate-Term and Long-Term Tax-Exempt Funds over the 2008 fiscal year stemmed more from distress among financial institutions than from trouble with municipal securities. State and local governments have a long history of meeting investor obligations, even in periods of extreme economic decline.

A balanced portfolio can help to counter uncertainty

The financial markets are fraught with uncertainty: That is their nature, as every seasoned investor knows. At times, however, the uncertainty is heightened, and that characterizes the current market environment.

Whatever the outlook, Vanguard’s experience suggests that the best investment strategy is a long-term program built on a diversified mix of stock, bond, and money market funds that fits your goals, time horizon, and tolerance for risk. A balanced portfolio can’t be expected to produce the best (or worst) performance in a given period, but it can help you reap the rewards of the market’s best-performing assets while muting the impact of the worst-performing ones.

The Vanguard California Tax-Exempt Funds—combining low costs with the skilled management and expert credit analysis of Vanguard’s Fixed Income Group—can be a valuable part of such a diversified, long-term portfolio.

As always, thank you for entrusting your assets to Vanguard.

Sincerely,

President and Chief Executive Officer

June 16, 2009

Details about the Treasury Temporary Guarantee Program for Money Market Funds

The California Tax-Exempt Money Market Fund is participating in the U.S. Treasury’s Temporary Guarantee Program, which provides a guarantee to money market fund shareholders based on the number of shares they owned at the close of business on September 19, 2008. The program will expire on September 18, 2009.

Some details of the program:

• Any increase in the number of shares that an investor held after the close of business on September 19, 2008, will not be guaranteed.

• If a shareholder closes his or her account in the fund, any future investment in the fund will not be guaranteed.

• If the number of shares an investor holds fluctuates over the period, the investor will be covered for either the number of shares held as of the close of business on September 19, 2008, or the current amount, whichever is less.

Your Fund’s Performance at a Glance
November 30, 2008–May 31, 2009
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard California Tax-Exempt Fund
Money Market	$1.00	$1.00	$0.003	$0.000
Intermediate-Term
Investor Shares	$10.21	$10.65	$0.206	$0.000
Admiral Shares	10.21	10.65	0.210	0.000
Long-Term
Investor Shares	$10.19	$10.74	$0.242	$0.000
Admiral Shares	10.19	10.74	0.246	0.000

Advisor’s Report

For the fiscal half-year ended May 31, 2009, Vanguard California Tax-Exempt Money Market Fund returned 0.26%, exceeding the average return of peer-group funds. The Investor Shares of Vanguard California Intermediate-Term Tax-Exempt Fund returned 6.37% (Admiral Shares, 6.41%), which exceeded the returns of its benchmark index and the average return of competitors.

The Investor Shares of Vanguard California Long-Term Tax-Exempt Fund returned 7.85% (Admiral Shares, 7.89%), reversing the negative result of the previous fiscal year but lagging both the performance of its benchmark index and the average return of competitors.

The investment environment

As the six-month period began, the shocks of the Lehman Brothers bankruptcy and the federal government’s rescue of American International Group (AIG) were still reverberating throughout the financial markets. Credit markets had seized up, and prices had fallen for all but the “safest” assets (that is, U.S. Treasuries) as investors rushed headlong to avoid any hint of risk. Hedge funds and closed-end funds, which had relied on massive debt to finance investments in assets such as mortgage-backed securities and municipal bonds, had no choice but to sell those assets as the value of their collateral declined.

The strong demand for Treasuries drove down their yields, while the rushed sales of municipal bonds increased their yields,

Yields of Municipal Securities
(AAA-Rated General-Obligation Issues)
	November 30,	May 31,
Maturity	2008	2009
2 years	2.13%	0.94%
5 years	2.93	1.97
10 years	4.02	2.97
30 years	5.38	4.55

Source: Vanguard.

reversing the usual relationship: By December, the yield of 30-year AAA-rated municipal bonds was almost double that of 30-year Treasuries, compared with the typical ratio of about 90%.

After December, however, the investment environment improved considerably. The municipal market began to stabilize, bolstered by federal government initiatives that prompted investors to take advantage of municipal securities’ depressed prices. The Federal Reserve Board had pushed its target for the federal funds rate as low as it could go, to a range of 0%–0.25%. The Fed also adopted an unconventional policy of “quantitative easing”—an array of programs aimed at thawing frozen credit markets. In addition, in February, the U.S. Congress passed the American Recovery and Reinvestment Act of 2009, an enormous stimulus program that includes direct payments to state and local governments.

The act also provides for the “Build America Bonds” program, which allows municipalities to issue federally subsidized taxable bonds. A number of states, agencies, and local governments—including the state of California—quickly took advantage of this new investment tool to lower their financing costs.

Toward the end of the fiscal half-year, liquidity had improved in the municipal bond market and credit spreads were tightening. Investors’ appetite for risk began to revive, which cooled demand for Treasuries and pushed their yields higher. Long-term municipal bonds rallied, driving their yields lower. The relationship between municipal bond yields and Treasury yields was approaching normalcy—note, for example, the chart in the President’s Letter comparing the yield of the California Long-Term Tax-Exempt Fund with Treasury yields.

The troubles faced by the municipal bond market can be seen in the supply of new issuance, which fell during the six months ended May 31 by almost 23%, to $162 billion, from a year earlier. The drop reflects a higher-than-normal issuance in the prior year as states and local governments turned to traditional bonds to replace their issues of auction-rate and variable-rate debt securities, which faced credit-crisis problems. The decline also reflected investors’ pronounced risk-aversion in late 2008, when there was little appetite for anything but Treasuries. During the six months, California government entities floated $31.8 billion in securities, down from $34.6 billion for the same period a year earlier.

Management of the funds

The yield of the California Tax-Exempt Money Market Fund declined for the six months ended May 31, as the Fed continued its policy of lowering interest rates. As described in the President’s Letter, the Vanguard California Tax-Exempt Money Market Fund has a competitive advantage in its low-cost structure. This, together with our emphasis on the high quality of municipal issuers, was an important factor in enabling the fund to outpace the average result of peer funds for the recent fiscal period. (The intermediate- and long-term funds also benefit from a low expense ratio.)

During the half-year, the California Intermediate-Term and Long-Term Tax-Exempt Funds benefited from the post-December rally in municipal bonds, as muni bond prices rose and yields fell. The Intermediate-Term Fund’s Investor Shares returned 6.37%, and its Admiral Shares returned 6.41%. These returns outpaced the results of the fund’s benchmark index (6.08%) and peer-group average (6.22%), helped in part by careful credit analysis and prudent portfolio management.

The Long-Term Fund’s total return of 7.85% for Investor Shares and 7.89% for Admiral Shares trailed the 8.23% return of its benchmark index and the 8.97% average return of competitors largely because of the fund’s emphasis on higher-quality bonds. Funds with lower-quality bonds tend to perform relatively better during strong markets such as the recent period, when an increase in investors’ appetite for risk can provide an extra boost to lower-rated securities.

Outlook

States and municipalities are facing historic fiscal challenges amid a severe recession and a housing slump that have reduced tax revenues. In California, for example, the decline in employment, an especially severe housing contraction, and the defeat of five of six ballot propositions to raise revenues and make other structural changes epitomize some of the challenges. As the fiscal half-year was ending, lawmakers in Sacramento were grappling with measures to close a budget deficit in excess of $20 billion.

In general, the federal government’s stimulus program and its other steps are helping to bridge a portion of state and municipal budget gaps. In California—despite the alarming headlines arising from budget discussions—we expect that the executive and legislative branches will develop a mix of tax and fee increases and spending cutbacks that will largely fill any shortfall. Of course, this will result in tough decision-making at all levels of government as the funds’ new fiscal period proceeds. However, terms of the state’s general obligation and essential-service bonds provide some breathing room, and most municipalities and school districts manage their finances such that their debt service is reasonable.

At Vanguard, we are ready for the challenges presented by the recession. The credit quality of issuers has never been more important. We expect our long-standing practice of conducting rigorous and independent analyses will continue to serve you well. Coupled with the California Tax-Exempt Funds’ broad diversification and low expense ratios, your funds are positioned to take advantage of the best opportunities in an unusually demanding environment.

Kathryn T. Allen,

Principal, Portfolio Manager

John M. Carbone,

Principal, Portfolio Manager

Vanguard Fixed Income Group

June 25, 2009

California Tax-Exempt Money Market Fund

Fund Profile

As of May 31, 2009

Financial Attributes

Yield[1]	0.36%
Average Weighted Maturity	17 days
Average Quality[2]	MIG-1
Expense Ratio[3]	0.17%

Distribution by Credit Quality[4] (% of portfolio)

MIG-1/A-1+/SP-1+/F-1+	80.0%
P-1/A-1/SP-1/F-1	18.8
AAA/AA	1.0
A	0.2

1 7-day SEC yield. See the Glossary.

2 Moody’s Investors Service.

3 The fund expense ratio shown is from the prospectus dated March 27, 2009, and represents estimated costs for the current fiscal year based on the fund’s current net assets. For the six months ended May 31, 2009, the expense ratio was 0.17%. 4 Ratings: Moody’s Investors Service, Standard & Poor’s, Fitch.

California Tax-Exempt Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. (For details on the fund’s participation in the U.S. Treasury’s temporary guarantee program, please see the note on page 7.) The fund’s 7-day SEC yield reflects its current earnings more closely than do the average annual returns.

Fiscal-Year Total Returns (%): November 30, 1998–May 31, 2009
		Average
		Fund[1]
Fiscal	Total	Total
Year	Return	Return
1999	2.8%	2.4%
2000	3.4	3.1
2001	2.6	2.2
2002	1.3	0.9
2003	0.9	0.5
2004	1.1	0.6
2005	2.2	1.7
2006	3.2	2.8
2007	3.6	3.1
2008	2.2	1.8
2009[2]	0.3	0.2
7-Day SEC Yield (5/31/2009): 0.36%

Average Annual Total Returns: Periods Ended March 31, 2009

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception Date	One Year	Five Years	Ten Years
California Tax-Exempt Money Market Fund[3]	6/1/1987	1.49%	2.42%	2.25%

1  Returns for the Average California Tax-Exempt Money Market Fund are derived from data provided by Lipper Inc.

2  Six months ended May 31, 2009.

3  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

Note: See Financial Highlights table for dividend information.

California Tax-Exempt Money Market Fund

Financial Statements (unaudited)

Statement of Net Assets

As of May 31, 2009

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
Tax-Exempt Municipal Bonds (101.0%)
California (100.2%)
	ABAG Finance Auth. for Non-Profit Corp.
	California (Acacia Creek) VRDO	0.200%	6/1/09		15,800	15,800
	ABAG Finance Auth. for Non-Profit Corp.
	California (Computer History Museum) VRDO	0.270%	6/5/09	LOC	7,000	7,000
	ABAG Finance Auth. for Non-Profit Corp.
	California (La Jolla Day School) VRDO	0.820%	6/5/09	LOC	11,800	11,800
	ABAG Finance Auth. for Non-Profit Corp.
	California (On Lok Senior Health) VRDO	0.200%	6/5/09	LOC	5,000	5,000
	ABAG Finance Auth. for Non-Profit Corp.
	California (Point Loma Nazarene) VRDO	0.100%	6/5/09	LOC	12,000	12,000
	ABAG Finance Auth. for Non-Profit Corp.
	California (San Francisco Friends) VRDO	0.150%	6/5/09	LOC	24,000	24,000
	ABAG Finance Auth. for Non-Profit Corp.
	California (Schools of the Sacred Heart) VRDO	0.150%	6/5/09	LOC	5,500	5,500
	Antelope Vallet (East Kern California) VRDO	0.100%	6/5/09	LOC	13,100	13,100
1	Bay Area Toll Auth. CA Toll Bridge Rev. TOB VRDO	0.270%	6/5/09		14,910	14,910
1	Bay Area Toll Auth. CA Toll Bridge Rev. TOB VRDO	0.270%	6/5/09		6,505	6,505
1	Bay Area Toll Auth. CA Toll Bridge Rev. TOB VRDO	0.270%	6/5/09		2,495	2,495
1	Bay Area Toll Auth. CA Toll Bridge Rev. TOB VRDO	0.270%	6/5/09		5,900	5,900
1	Bay Area Toll Auth. CA Toll Bridge Rev. TOB VRDO	0.340%	6/5/09		4,290	4,290
1	Bay Area Toll Auth. CA Toll Bridge Rev. TOB VRDO	0.340%	6/5/09		19,745	19,745
	Bay Area Toll Auth. CA Toll Bridge Rev. VRDO	0.080%	6/5/09		18,000	18,000
	Bay Area Toll Auth. CA Toll Bridge Rev. VRDO	0.100%	6/5/09		8,235	8,235
	Bay Area Toll Auth. CA Toll Bridge Rev. VRDO	0.100%	6/5/09		156,300	156,300
	Bay Area Toll Auth. CA Toll Bridge Rev. VRDO	0.100%	6/5/09		7,400	7,400

	Bay Area Toll Auth. CA Toll Bridge Rev. VRDO	0.130%	6/5/09		20,000	20,000
	Bay Area Toll Auth. CA Toll Bridge Rev. VRDO	0.150%	6/5/09		12,500	12,500
	Berkeley CA Rev. (Berkeley-Albany YMCA) VRDO	0.200%	6/5/09	LOC	8,165	8,165
	Berkeley CA TRAN	4.000%	10/29/09		8,000	8,057
	Big Bear Lake CA Ind. Rev.
	(Southwest Gas Corp.) VRDO	0.270%	6/5/09	LOC	9,200	9,200
	California Communities NT Program NT
	Participation (County of Riverside) TRAN	3.000%	6/30/09		58,250	58,312
1	California Educ. Fac. Auth.
	(Loyola Marymount Univ.) TOB VRDO	0.260%	6/5/09	LOC	3,685	3,685
	California Educ. Fac. Auth. Rev.
	(California Institute of Technology) VRDO	0.100%	6/5/09		20,000	20,000
	California Educ. Fac. Auth. Rev.
	(California Institute of Technology) VRDO	0.120%	6/5/09		18,300	18,300

California Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	California Educ. Fac. Auth. Rev.
	(Loyola-Marymount Univ.) VRDO	0.750%	6/5/09	LOC	10,000	10,000
	California Educ. Fac. Auth. Rev. (St. Marys) VRDO	0.150%	6/5/09	LOC	19,700	19,700
	California Educ. Fac. Auth. Rev. (Stanford Univ.) CP	0.570%	10/28/09		40,000	40,000
	California Educ. Fac. Auth. Rev. (Stanford Univ.) CP	0.570%	11/2/09		33,000	33,000
	California Educ. Fac. Auth. Rev. (Stanford Univ.) CP	0.570%	11/4/09		40,000	40,000
1	California Educ. Fac. Auth. Rev. (Stanford
	Univ.)TOB VRDO	0.210%	6/5/09		4,475	4,475
	California Educ. Fac. Auth. Rev. (Stanford
	Univ.)VRDO	0.100%	6/5/09		15,468	15,468
1	California Educ. Fac. Auth. Rev. (Stanford
	Univ.)VRDO	0.100%	6/5/09		4,580	4,580
1	California Educ. Fac. Auth. Rev. (Stanford
	Univ.)VRDO	0.100%	6/5/09		7,565	7,565
	California Educ. Fac. Auth. Rev.
	(Univ. of San Francisco) VRDO	0.450%	6/5/09	LOC	8,305	8,305
1	California Educ. Fac. Auth. Rev.
	(Univ. of Southern California) TOB VRDO	0.270%	6/5/09		3,185	3,185
1	California Educ. Fac. Auth. Rev.
	(Univ. of Southern California) TOB VRDO	0.270%	6/5/09		4,860	4,860
1	California Educ. Fac. Auth. Rev.
	(Univ. of Southern California) TOB VRDO	0.340%	6/5/09		7,735	7,735
1	California Educ. Fac. Auth. Rev. TOB VRDO	0.340%	6/5/09		8,910	8,910
	California GO	5.875%	10/1/09	(Prere.)	24,210	24,886
	California GO	5.750%	12/1/09	(Prere.)	10,730	11,121
	California GO	5.750%	3/1/10	(Prere.)	15,000	15,731
	California GO (Kindergarten-Univ.) VRDO	0.170%	6/1/09	LOC	17,000	17,000
	California GO (Kindergarten-Univ.) VRDO	0.200%	6/1/09	LOC	2,500	2,500
	California GO (Kindergarten-Univ.) VRDO	0.150%	6/5/09	LOC	19,650	19,650
1	California GO TOB VRDO	0.340%	6/5/09	LOC	49,490	49,490
1	California GO TOB VRDO	0.440%	6/5/09	(Prere.)	21,405	21,405
1	California GO TOB VRDO	1.750%	6/5/09	LOC	14,815	14,815
	California GO VRDO	0.450%	6/1/09	LOC	14,000	14,000
	California GO VRDO	0.130%	6/5/09	LOC	14,000	14,000
	California GO VRDO	0.130%	6/5/09	LOC	20,000	20,000
	California GO VRDO	0.270%	6/5/09	LOC	22,500	22,500
	California GO VRDO	3.250%	6/5/09	LOC	21,870	21,870
	California Health Fac. Finance Auth. Rev.
	(Adventist Health System West Sutter
	Health)VRDO	0.100%	6/5/09	LOC	7,900	7,900
	California Health Fac. Finance Auth. Rev.
	(Adventist Health System West Sutter
	Health)VRDO	0.100%	6/5/09	LOC	11,800	11,800
	California Health Fac. Finance Auth. Rev.
	(Adventist Health System) VRDO	0.150%	6/1/09	LOC	3,600	3,600
	California Health Fac. Finance Auth. Rev.
	(Catholic Healthcare West) VRDO	0.100%	6/5/09	LOC	27,070	27,070
	California Health Fac. Finance Auth. Rev.
	(Catholic Healthcare West) VRDO	0.200%	6/5/09	LOC	18,615	18,615
	California Health Fac. Finance Auth. Rev.
	(Catholic Healthcare West) VRDO	0.200%	6/5/09	LOC	5,350	5,350

California Health Fac. Finance Auth. Rev.
(Kaiser Permanente)	5.250%	6/1/09	(ETM)	6,290	6,290
California Health Fac. Finance Auth. Rev.
(Lucile Salter Packard Hosp.) VRDO	0.070%	6/5/09		8,450	8,450
California Health Fac. Finance Auth. Rev.
(Lucile Salter Packard Hosp.) VRDO	0.150%	6/5/09		5,850	5,850

California Tax-Exempt Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	California Health Fac. Finance Auth. Rev.
	(Lucile Salter Packard Hosp.) VRDO	0.150%	6/5/09	5,750	5,750
	California Health Fac. Finance Auth. Rev.
	(Memorial Health Services) VRDO	0.500%	6/5/09	73,275	73,275
	California Health Fac. Finance Auth. Rev.
	(Pitzer College) VRDO	0.150%	6/5/09 LOC	7,250	7,250
	California Health Fac. Finance Auth. Rev.
	(Scripps Health) VRDO	0.070%	6/5/09 LOC	37,310	37,310
	California Health Fac. Finance Auth. Rev.
	(Scripps Health) VRDO	0.070%	6/5/09 LOC	3,875	3,875
	California Health Fac. Finance Auth. Rev.
	(Scripps Health) VRDO	0.200%	6/5/09 LOC	10,975	10,975
	California Health Fac. Finance Auth. Rev.
	(Scripps Health) VRDO	0.200%	6/5/09 LOC	12,085	12,085
	California Health Fac. Finance Auth. Rev.
	(Stanford Hospital) PUT	1.800%	6/16/09	30,000	30,000
	California Health Fac. Finance Auth. Rev.
	(Stanford Hospital) VRDO	0.080%	6/5/09	41,600	41,600
	California Health Fac. Finance Auth. Rev.
	(Stanford Hospital) VRDO	1.000%	6/5/09 (4)	31,400	31,400
1	California Health Fac. Finance Auth. Rev.
	(Sutter Health) TOB VRDO	0.390%	6/5/09	6,705	6,705
1	California Health Facs. Financing Auth. Rev.
	TOB VRDO	0.370%	6/5/09 LOC	32,670	32,670
	California Housing Finance Agency Home
	Mortgage Rev. (Multi-Family Housing III) VRDO	0.400%	6/5/09	14,175	14,175
	California Housing Finance Agency Home
	Mortgage Rev. (Multi-Family Housing III) VRDO	0.400%	6/5/09	17,700	17,700
	California Housing Finance Agency Home
	Mortgage Rev. VRDO	0.500%	6/1/09	42,000	42,000
	California Housing Finance Agency Home
	Mortgage Rev. VRDO	0.770%	6/5/09	57,435	57,435
	California Housing Finance Agency Home
	Mortgage Rev. VRDO	0.770%	6/5/09	10,000	10,000
	California Housing Finance Agency Home
	Mortgage Rev. VRDO	0.800%	6/5/09	16,750	16,750
	California Housing Finance Agency Home
	Mortgage Rev. VRDO	1.100%	6/5/09 (4)	25,700	25,700
	California Housing Finance Agency Home
	Mortgage VRDO	0.550%	6/1/09	20,000	20,000
	California Housing Finance Agency Single Family
	Mortgage Rev. VRDO	0.240%	6/5/09	48,800	48,800
	California Housing Finance Agency Single Family
	Mortgage Rev. VRDO	0.770%	6/5/09	7,250	7,250
	California Infrastructure & Econ. Dev. Bank
	(J. Paul Getty Trust) CP	0.500%	6/4/09	7,000	7,000
	California Infrastructure & Econ. Dev. Bank
	(J. Paul Getty Trust) CP	0.600%	9/3/09	4,000	4,000
	California Infrastructure & Econ. Dev. Bank
	(J. Paul Getty Trust) CP	0.700%	12/3/09	5,000	5,000
	California Infrastructure & Econ. Dev. Bank Rev.
	(American National Red Cross) VRDO	0.150%	6/5/09 LOC	6,500	6,500
	California Infrastructure & Econ. Dev. Bank Rev.
	(Buck Institute) VRDO	0.150%	6/5/09 LOC	5,500	5,500
	California Infrastructure & Econ. Dev. Bank Rev.
	(California Academy of Sciences) VRDO	0.150%	6/1/09 LOC	11,060	11,060

California Tax-Exempt Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	California Infrastructure & Econ. Dev. Bank Rev.
	(California Academy of Sciences) VRDO	0.150%	6/1/09 LOC	8,925	8,925
	California Infrastructure & Econ. Dev. Bank Rev.
	(Colburn School) VRDO	0.500%	6/5/09 LOC	8,990	8,990
	California Infrastructure & Econ. Dev. Bank Rev.
	(J. Paul Getty Trust) VRDO	0.100%	6/1/09	32,725	32,725
	California Infrastructure & Econ. Dev. Bank Rev.
	(J. Paul Getty Trust) VRDO	0.100%	6/1/09	25,950	25,950
	California Infrastructure & Econ. Dev. Bank Rev.
	(Orange County Performing) VRDO	0.100%	6/5/09 LOC	20,000	20,000
	California Infrastructure & Econ. Dev. Bank Rev.
	(Orange County Performing) VRDO	0.500%	6/5/09 LOC	5,760	5,760
	California Infrastructure & Econ. Dev. Bank Rev.
	(Pacific Gas & Electric) VRDO	0.100%	6/5/09 LOC	12,375	12,375
	California Infrastructure & Econ. Dev. Bank Rev.
	(Pacific Gas & Electric) VRDO	0.100%	6/5/09 LOC	12,400	12,400
	California Infrastructure & Econ. Dev. Bank Rev.
	(Pacific Gas & Electric) VRDO	0.300%	6/5/09 LOC	32,000	32,000
	California Infrastructure & Econ. Dev. Bank Rev.
	(Prinsco Inc. Project) VRDO	0.400%	6/5/09 LOC	9,050	9,050
	California Infrastructure & Econ. Dev. Bank Rev.
	(Rand Corp.) VRDO	0.150%	6/5/09 LOC	5,000	5,000
	California Infrastructure & Econ. Dev. Bank Rev.
	(San Fransisco Ballet) VRDO	0.200%	6/1/09 LOC	4,450	4,450
	California Infrastructure & Econ. Dev. Bank Rev.
	(Santa Barbara Performing Arts) VRDO	0.150%	6/5/09 LOC	30,000	30,000
	California Infrastructure & Econ. Dev. Bank Rev.
	PUT	0.500%	4/1/10	9,000	9,000
1	California Infrastructure & Econ. Dev. Bank Rev.
	TOB VRDO	0.440%	6/5/09 (Prere.)	16,840	16,840
	California Muni. Financing Auth. Exempt Facs.
	Rev. (Exxon Mobil) VRDO	0.140%	6/1/09	10,005	10,005
	California Muni. Financing Auth. Rev.
	(Allied Waste Inc.) VRDO	0.400%	6/5/09 LOC	20,000	20,000
	California Muni. Financing Auth. Rev.
	(La Sierra Univ.) VRDO	0.200%	6/5/09 LOC	6,000	6,000
	California Muni. Financing Auth. Rev.
	(Notre Dame High School) VRDO	0.370%	6/5/09 LOC	6,425	6,425
	California Pollution Control Finance Auth.
	Environmental Improvement Rev.
	(BP West Coast Products) CP	1.000%	6/1/09	13,750	13,750
1	California Public Works Board Lease
	Rev. TOB VRDO	0.270%	6/5/09	11,110	11,110
	California Rural Home Mortgage Finance Auth.
	Single Family Mortgage Rev. VRDO	1.000%	6/1/09	20,255	20,255
	California School Cash Reserve Program Auth.
	Pool COP TRAN	3.000%	7/6/09 LOC	50,000	50,065
	California State Dept. of Water Resources
	Power Supply Rev. VRDO	0.200%	6/1/09 LOC	6,000	6,000
	California State Dept. of Water Resources
	Power Supply Rev. VRDO	0.070%	6/5/09 LOC	3,500	3,500
	California State Dept. of Water Resources
	Power Supply Rev. VRDO	0.090%	6/5/09 LOC	9,000	9,000
	California State Dept. of Water Resources
	Power Supply Rev. VRDO	0.100%	6/5/09 LOC	11,140	11,140
	California State Dept. of Water Resources

Power Supply Rev. VRDO	0.130%	6/5/09 LOC	5,195	5,195

California Tax-Exempt Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	California State Dept. of Water Resources
	Power Supply Rev. VRDO	0.150%	6/5/09 LOC	108,900	108,900
	California State Dept. of Water Resources
	Power Supply Rev. VRDO	0.750%	6/5/09 (4)	23,650	23,650
	California State Econ. Recovery Bonds	5.250%	1/1/10	30,000	30,563
	California State Econ. Recovery Bonds VRDO	0.200%	6/1/09	3,550	3,550
	California State Econ. Recovery Bonds VRDO	0.280%	6/1/09	19,780	19,780
	California State Econ. Recovery Bonds VRDO	0.080%	6/5/09 LOC	28,200	28,200
	California State Univ. Institute CP	0.350%	7/15/09 LOC	4,006	4,006
1	California State Univ. Rev. TOB VRDO	0.970%	6/5/09 (4)	5,650	5,650
1	California Statewide Community Dev. Auth.
	Multifamily Housing TOB VRDO	0.440%	6/5/09	18,395	18,395
	California Statewide Community Dev. Auth.
	Multifamily Rev. (Canyon Springs) VRDO	0.430%	6/5/09 LOC	10,105	10,105
	California Statewide Community Dev. Auth.
	Multifamily Rev. (Knoll Apartments) VRDO	0.330%	6/5/09 LOC	12,715	12,715
	California Statewide Community Dev. Auth.
	Multifamily Rev. (Valley Palms Apartments) VRDO	0.330%	6/5/09 LOC	13,500	13,500
	California Statewide Community Dev. Auth.
	Multifamily Rev. (Village Green Apartments) VRDO	0.330%	6/5/09	5,800	5,800
	California Statewide Community Dev. Auth.
	Rev. (Azusa Pacific Univ. Project) VRDO	0.670%	6/5/09 LOC	20,000	20,000
	California Statewide Community Dev. Auth.
	Rev. (Childrens Hosp.) VRDO	0.150%	6/5/09 LOC	25,000	25,000
	California Statewide Community Dev. Auth.
	Rev. (Cottage Health Systems) VRDO	0.130%	6/5/09 LOC	25,000	25,000
	California Statewide Community Dev. Auth.
	Rev. (Cottage Health Systems) VRDO	0.130%	6/5/09 LOC	21,985	21,985
	California Statewide Community Dev. Auth.
	Rev. (Culinary Institute of America) VRDO	1.100%	6/5/09 LOC	3,000	3,000
	California Statewide Community Dev. Auth.
	Rev. (Fiorella Investments LLC) VRDO	1.250%	6/5/09 LOC	9,225	9,225
	California Statewide Community Dev. Auth.
	Rev. (John Muir Health Services) VRDO	0.150%	6/1/09 LOC	8,600	8,600
	California Statewide Community Dev. Auth.
	Rev. (Kaiser Permanente) PUT	3.000%	4/1/10	10,000	10,212
	California Statewide Community Dev. Auth.
	Rev. (Kaiser Permanente) VRDO	0.100%	6/5/09	21,300	21,300
	California Statewide Community Dev. Auth.
	Rev. (Kaiser Permanente) VRDO	0.100%	6/5/09	26,800	26,800
	California Statewide Community Dev. Auth.
	Rev. (Kaiser Permanente) VRDO	0.150%	6/5/09	25,000	25,000
	California Statewide Community Dev. Auth.
	Rev. (Los Angeles County Museum) VRDO	0.070%	6/5/09 LOC	20,000	20,000
	California Statewide Community Dev. Auth.
	Rev. (Los Angeles County Museum) VRDO	0.100%	6/5/09 LOC	8,645	8,645
	California Statewide Community Dev. Auth.
	Rev. (Rady Children’s Hosp.) VRDO	0.500%	6/5/09 LOC	7,100	7,100
	California Statewide Community Dev. Auth.
	Rev. (St. Joseph Health System) VRDO	0.130%	6/5/09	37,100	37,100
	California Statewide Community Dev. Auth.
	Rev. (St. Joseph Health System) VRDO	0.130%	6/5/09	21,940	21,940
	California Statewide Community Dev. Auth.
	Rev. (Univ. of San Diego) VRDO	0.150%	6/5/09 LOC	18,415	18,415
	California Statewide Community Dev. Auth.

Rev. VRDO	0.130%	6/5/09 LOC	17,500	17,500

California Tax-Exempt Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	California Statewide Community Dev. Auth.
	Rev. VRDO	0.130%	6/5/09	42,275	42,275
	California Statewide Community Dev. Auth.
	Rev. VRDO	0.170%	6/5/09 (12)	38,300	38,300
	California Statewide Community Dev. Auth.
	Rev. VRDO	0.180%	6/5/09 LOC	9,500	9,500
	California Statewide Community Dev. Auth.
	Rev. VRDO	0.200%	6/5/09 LOC	18,000	18,000
	Calleguas-Las Virgines CA Public Financing
	Auth.Rev. (Muni Water Dist. Project) VRDO	0.100%	6/5/09 LOC	8,825	8,825
	Castaic Lake CA Water Agency Rev. COP VRDO	0.070%	6/5/09 LOC	4,600	4,600
	Central Basin Muni. Water Dist. CA COP VRDO	0.350%	6/5/09 LOC	5,100	5,100
1	Chino Basin CA Regional Financing Auth. Rev.
	(Inland Empire Util. Agency Sewer) TOB VRDO	0.290%	6/5/09	10,850	10,850
	Chula Vista CA Multi-Family Housing Rev. VRDO	0.280%	6/5/09 LOC	18,970	18,970
	Contra Costa CA Housing Finance Agency Home
	Mortgage Rev. (Park Regency) VRDO	0.280%	6/5/09 LOC	42,200	42,200
1	Contra Costa CA Water Dist. Rev. TOB VRDO	0.640%	6/5/09	5,200	5,200
	Contra Costa County CA MFH Pleasant Hill VRDO	0.300%	6/5/09 LOC	58,800	58,800
	Dublin San Ramon CA Services Dist. East Bay
	Muni. Util. Dist. Recycled Water Auth. CP	0.450%	6/10/09 LOC	45,000	45,000
	East Bay CA Muni. Util. Dist. Waste Water
	System Rev. VRDO	0.100%	6/5/09	10,000	10,000
	East Bay CA Muni. Util. Dist. Waste Water
	System Rev. VRDO	0.800%	6/5/09	24,000	24,000
	East Bay CA Muni. Util. Dist. Waste Water
	System Rev. VRDO	0.900%	6/5/09	6,900	6,900
1	East Bay CA Muni. Util. Dist. Water
	System Rev. TOB VRDO	0.490%	6/5/09 (4)	19,800	19,800
1	East Bay CA Muni. Util. Dist. Water
	System Rev. TOB VRDO	0.490%	6/5/09 (4)	11,560	11,560
1	Eastern California Muni. Water. Dist.
	Water & Sewer COP VRDO	0.270%	6/5/09	1,590	1,590
	Eastern California Muni. Water. Dist.
	Water & Sewer Rev. VRDO	0.070%	6/5/09	27,675	27,675
	Eastern California Muni. Water. Dist.
	Water & Sewer Rev. VRDO	0.120%	6/5/09	10,600	10,600
	Eastern California Muni. Water. Dist.
	Water & Sewer Rev. VRDO	0.120%	6/5/09	8,800	8,800
	Eastern California Muni. Water. Dist.
	Water & Sewer Rev. VRDO	0.120%	6/5/09	21,000	21,000
	Eastern California Muni. Water. Dist.
	Water & Sewer Rev. VRDO	0.150%	6/5/09	34,000	34,000
	Eastern California Muni. Water. Dist.
	Water & Sewer Rev. VRDO	0.150%	6/5/09	34,000	34,000
1	Elsinore Valley CA Muni. Water Dist.
	COP TOB VRDO	0.340%	6/5/09 (13)	5,165	5,165
	Elsinore Valley CA Muni. Water Dist.
	COP VRDO	0.820%	6/5/09 LOC	7,900	7,900
	Escondido CA Community Dev. COP
	(Escondido Community Dev.) VRDO	0.400%	6/5/09 LOC	8,600	8,600
	Fresno CA COP VRDO	0.550%	6/5/09 LOC	6,300	6,300
	Fresno County CA TRAN	3.000%	6/30/09	30,000	30,032
	Garden Grove CA Housing Auth.
	Mulifamily Rev. VRDO	0.300%	6/5/09 LOC	9,100	9,100

1	Imperial Irrigation Dist. California Electric
	Rev. TOB VRDO	0.270%	6/5/09	7,495	7,495

California Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Irvine CA Assessment Dist. Improvement
	Bonds VRDO	0.220%	6/1/09	LOC	15,843	15,843
	Irvine CA Assessment Dist. Improvement
	Bonds VRDO	0.850%	6/1/09	(4)	2,200	2,200
	Irvine CA Public Fac. & Infrastructure Auth.
	Assessment Rev. VRDO	0.220%	6/1/09	LOC	9,216	9,216
	Irvine CA Ranch Water Dist. Rev. VRDO	0.100%	6/1/09	LOC	4,900	4,900
1	Irvine California USD Special Tax TOB VRDO	0.790%	6/5/09	LOC	22,695	22,695
1	Irvine California USD Special Tax TOB VRDO	0.990%	6/5/09	LOC	11,305	11,305
	Kern County CA TRAN	3.000%	6/30/09		25,000	25,028
	Livermore CA COP VRDO	0.550%	6/5/09	LOC	7,300	7,300
	Livermore CA Redevelopment Agency
	Multi-Family Housing Rev. VRDO	0.290%	6/5/09	LOC	19,000	19,000
1	Long Beach CA Harbor Rev. TOB VRDO	0.420%	6/5/09		7,570	7,570
1	Long Beach CA Harbor Rev. TOB VRDO	0.540%	6/5/09		16,100	16,100
1	Long Beach CA Harbor Rev. TOB VRDO	0.740%	6/5/09		8,665	8,665
	Long Beach CA Water Rev. CP	0.450%	6/10/09		11,000	11,000
1	Los Angeles CA Community College Dist.
	GO TOB VRDO	0.340%	6/5/09		5,000	5,000
1	Los Angeles CA Community College Dist.
	GO TOB VRDO	0.340%	6/5/09		8,500	8,500
	Los Angeles CA Community Redev. Agency
	Multifamily Housing Rev. (Hollywood & Vine
	Apartments) VRDO	0.330%	6/5/09	LOC	25,000	25,000
1	Los Angeles CA Community Redev. Agency
	Multifamily Housing Rev. (The Alexandria)
	TOB VRDO	0.450%	6/5/09	LOC	20,390	20,390
1	Los Angeles CA Dept. of Airports International
	Airport Rev. TOB VRDO	0.290%	6/5/09		5,530	5,530
1	Los Angeles CA Dept. of Airports International
	Airport Rev. TOB VRDO	0.420%	6/5/09		11,325	11,325
	Los Angeles CA Dept. of Airports International
	Airport Rev. VRDO	0.150%	6/5/09	LOC	20,000	20,000
	Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/09		5,650	5,665
1	Los Angeles CA Dept. of Water & Power Rev.
	TOB VRDO	0.270%	6/5/09		7,495	7,495
1	Los Angeles CA Dept. of Water & Power Rev.
	TOB VRDO	0.270%	6/5/09		4,440	4,440
1	Los Angeles CA Dept. of Water & Power Rev.
	TOB VRDO	0.390%	6/5/09	(13)	7,080	7,080
1	Los Angeles CA Dept. of Water & Power Rev.
	TOB VRDO	0.540%	6/5/09	(4)	3,605	3,605
1	Los Angeles CA Dept. of Water & Power Rev.
	TOB VRDO	0.590%	6/5/09	(4)	14,245	14,245
1	Los Angeles CA Dept. of Water & Power Rev.
	TOB VRDO	0.640%	6/5/09		8,350	8,350
	Los Angeles CA Dept. of Water & Power Rev.
	VRDO	0.070%	6/5/09		43,000	43,000
	Los Angeles CA Dept. of Water & Power Rev.
	VRDO	0.100%	6/5/09		51,300	51,300
	Los Angeles CA Dept. of Water & Power Rev.
	VRDO	0.100%	6/5/09		20,000	20,000
	Los Angeles CA Dept. of Water & Power Rev.
	VRDO	0.100%	6/5/09		53,850	53,850
	Los Angeles CA Dept. of Water & Power Rev.
	VRDO	0.150%	6/5/09		15,130	15,130

California Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
1	Los Angeles CA Harbor Dept. Rev. TOB VRDO	0.440%	6/5/09	(13)	18,865	18,865
	Los Angeles CA Multifamily Housing Rev.
	(Fountain Park) VRDO	0.350%	6/5/09	LOC	25,500	25,500
	Los Angeles CA Multifamily Housing Rev.
	(Queen Portfolio) VRDO	0.250%	6/5/09	LOC	7,300	7,300
	Los Angeles CA Multifamily Housing Rev.
	(San Regis) VRDO	0.350%	6/5/09	LOC	23,600	23,600
	Los Angeles CA Single Family Mortgage Rev.
	VRDO	0.770%	6/5/09		12,650	12,650
	Los Angeles CA Single Family Mortgage Rev.
	VRDO	0.770%	6/5/09		10,000	10,000
	Los Angeles CA TRAN	3.000%	6/30/09		65,000	65,074
	Los Angeles CA USD
	(Belmont Learning Complex) VRDO	0.130%	6/5/09	LOC	22,475	22,475
	Los Angeles CA USD COP VRDO	0.150%	6/5/09	LOC	14,200	14,200
1	Los Angeles CA USD GO TOB VRDO	0.270%	6/5/09		6,660	6,660
1	Los Angeles CA USD GO TOB VRDO	0.270%	6/5/09		4,995	4,995
1	Los Angeles CA USD TOB VRDO	0.260%	6/5/09	LOC	5,655	5,655
1	Los Angeles CA USD TOB VRDO	0.320%	6/5/09		8,930	8,930
	Los Angeles CA USD TRAN	3.000%	7/30/09		77,000	77,183
1	Los Angeles CA Wastewater System
	Rev. TOB VRDO	0.270%	6/5/09		7,500	7,500
1	Los Angeles CA Wastewater System
	Rev. TOB VRDO	0.490%	6/5/09		25,000	25,000
	Los Angeles CA Wastewater System Rev. VRDO	0.100%	6/5/09	LOC	11,730	11,730
	Los Angeles CA Wastewater System Rev. VRDO	0.100%	6/5/09	LOC	8,645	8,645
	Los Angeles CA Wastewater System Rev. VRDO	0.100%	6/5/09	LOC	14,440	14,440
	Los Angeles CA Wastewater System Rev. VRDO	0.100%	6/5/09	LOC	8,600	8,600
	Los Angeles CA Wastewater System Rev. VRDO	0.150%	6/5/09	LOC	25,000	25,000
	Los Angeles County CA Housing Auth.
	Multifamily Housing Rev. VRDO	0.400%	6/5/09	LOC	6,120	6,120
	Los Angeles County CA Metro. Transp. Auth.
	Sales Tax Rev. VRDO	0.200%	6/1/09		33,750	33,750
	Los Angeles County CA TRAN	3.000%	6/30/09		82,500	82,592
	Los Angeles Regional Airports
	Improvement Corp. Rev. VRDO	0.190%	6/1/09	LOC	25,000	25,000
	Manteca CA Redev. Agency Tax Allocation
	Rev. VRDO	0.200%	6/1/09	LOC	10,550	10,550
1	Metro. Water Dist. of Southern California
	Rev. TOB VRDO	0.290%	6/5/09		8,750	8,750
1	Metro. Water Dist. of Southern California
	Rev. TOB VRDO	0.340%	6/5/09		4,290	4,290
1	Metro. Water Dist. of Southern California
	Rev. TOB VRDO	0.390%	6/5/09	(13)	3,000	3,000
	Metro. Water Dist. of Southern California
	Rev. VRDO	0.100%	6/1/09		6,900	6,900
	Metro. Water Dist. of Southern California
	Rev. VRDO	0.150%	6/1/09		6,300	6,300
	Metro. Water Dist. of Southern California
	Rev. VRDO	0.700%	6/1/09		2,700	2,700
	Metro. Water Dist. of Southern California
	Rev. VRDO	0.070%	6/5/09		36,000	36,000

Metro. Water Dist. of Southern California
Rev. VRDO	0.100%	6/5/09	24,200	24,200
Metro. Water Dist. of Southern California
Rev. VRDO	0.100%	6/5/09	47,400	47,400

California Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Metro. Water Dist. of Southern California
	Rev. VRDO	0.100%	6/5/09		21,875	21,875
	Metro. Water Dist. of Southern California
	Rev. VRDO	0.290%	6/5/09		16,000	16,000
	Metro. Water Dist. of Southern California
	Rev. VRDO	0.400%	6/5/09		26,900	26,900
	Metro. Water Dist. of Southern California
	Rev. VRDO	0.450%	6/5/09		19,740	19,740
	Metro. Water Dist. of Southern California
	Rev. VRDO	1.000%	6/5/09		24,715	24,715
	Mission Viejo CA Community Dev. Financing
	Auth. (Mission Viejo Mall Improvement) VRDO	0.100%	6/5/09	LOC	26,700	26,700
	MSR California Public Power Agency Rev.
	(San Juan Project) VRDO	0.200%	6/1/09	LOC	5,400	5,400
1	New Haven CA USD TOB VRDO	0.260%	6/5/09	LOC	11,011	11,011
	Newport Beach CA Rev.
	(Hoag Memorial Hosp.) PUT	1.800%	6/2/09		61,800	61,800
	Newport Beach CA Rev.
	(Hoag Memorial Hosp.) VRDO	0.050%	6/5/09		24,095	24,095
1	Oakland CA Redev. Agency Tax Allocation
	(Central Dist.) VRDO	0.210%	6/5/09	LOC	13,710	13,710
	Oceanside CA Multifamily Housing Rev.
	(Lakeridge Apartments) VRDO	0.150%	6/5/09	LOC	39,830	39,830
	Orange County CA TRAN	3.000%	6/30/09		50,000	50,058
	Orange County CA Water Dist. COP VRDO	0.070%	6/5/09		27,550	27,550
	Otay CA Water Dist. (Capital Project) COP VRDO	0.100%	6/5/09	LOC	9,100	9,100
1	Palm Springs CA USD TOB VRDO	0.440%	6/5/09	(13)(4)	10,410	10,410
1	Palomar Pomerado Health System California
	GO TOB VRDO	0.340%	6/5/09	(12)	18,050	18,050
	Pittsburg CA Public Financing Auth.
	Water Rev. VRDO	0.500%	6/5/09	LOC	13,030	13,030
	Pittsburg CA Redev. Agency Tax Allocation
	(Los Medanos Community Dev.) VRDO	0.200%	6/1/09	LOC	34,500	34,500
1	Port of Oakland CA Rev. TOB VRDO	0.550%	6/5/09	(13)	13,665	13,665
1	Poway CA USD GO TOB VRDO	0.390%	6/5/09	(13)	7,100	7,100
	Rancho CA Water Dist. Finance Auth. Rev. VRDO	0.150%	6/5/09	LOC	10,500	10,500
1	Rancho Santiago CA Community College
	Dist. TOB VRDO	0.340%	6/5/09	(4)	12,890	12,890
	Riverside CA Electric Rev. VRDO	0.150%	6/5/09	LOC	60,000	60,000
	Riverside CA Electric Rev. VRDO	0.150%	6/5/09	LOC	14,900	14,900
1	Riverside CA Water Rev. TOB VRDO	0.590%	6/5/09	(4)	12,895	12,895
	Riverside CA Water Rev. VRDO	0.150%	6/5/09		13,400	13,400
	Riverside County CA CP	0.450%	6/11/09	LOC	13,000	13,000
	Riverside County CA Public Fac. Project VRDO	0.250%	6/5/09	LOC	9,200	9,200
	Roseville CA Electric System Rev. COP VRDO	1.000%	6/5/09	LOC	17,500	17,500
1	Sacramento CA Muni. Util. Dist. Rev. TOB VRDO	0.970%	6/5/09	(4)	13,510	13,510
	Sacramento CA Suburban Water Dist. COP VRDO	0.350%	6/5/09	LOC	6,100	6,100
	Sacramento County CA (Administration
	Center & Courthouse) VRDO	0.600%	6/5/09	LOC	24,440	24,440
1	Sacramento County CA Airport Rev. TOB VRDO	0.970%	6/5/09	(Prere.)	13,800	13,800
1	Sacramento County CA Sanitation Dist.
	Financing Auth. TOB VRDO	0.310%	6/5/09	LOC	4,800	4,800

1	Sacramento County CA Sanitation Dist.
	Financing Auth. TOB VRDO	0.310%	6/5/09	LOC	2,500	2,500
	Sacramento County CA Sanitation Dist.
	Financing Auth. VRDO	0.100%	6/5/09	LOC	5,000	5,000

California Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
1	San Diego CA Community College Dist.
	GO TOB VRDO	0.270%	6/5/09		3,995	3,995
	San Diego CA Housing Auth. Multifamily Housing
	Rev. (Bay Vista Apartments Projects) VRDO	0.330%	6/5/09	LOC	4,890	4,890
	San Diego CA Housing Auth. Multifamily Housing
	Rev. (Canyon Rim Apartments) VRDO	0.330%	6/5/09	LOC	32,440	32,440
1	San Diego CA Housing Auth. Multifamily Housing
	Rev. TOB VRDO	0.340%	6/5/09		6,005	6,005
	San Diego CA Public Fac. Financing Auth.
	Sewer Rev.	2.000%	5/15/10		6,810	6,898
1	San Diego CA Public Fac. Financing Auth.
	Water Rev. TOB VRDO	0.320%	6/5/09		7,495	7,495
1	San Diego CA Water Auth. Rev. COP TOB VRDO	0.490%	6/5/09		20,000	20,000
1	San Diego CA Water Auth. Rev. COP TOB VRDO	0.590%	6/5/09	(4)	6,840	6,840
1	San Diego CA Water Auth. Rev. COP TOB VRDO	0.590%	6/5/09	(4)	9,500	9,500
	San Diego County CA COP
	(San Diego Foundation) VRDO	0.050%	6/5/09	LOC	3,105	3,105
1	San Diego County CA Water Auth. Rev.
	COP TOB VRDO	0.370%	6/5/09	(4)	16,900	16,900
1	San Diego County CA Water Auth. Rev. TOB VRDO	0.590%	6/5/09	(4)	9,800	9,800
1	San Diego County CA Water Auth. TOB VRDO	0.590%	6/5/09	(4)	6,100	6,100
1	San Diego County CA Water Auth. TOB VRDO	0.590%	6/5/09	(4)	6,500	6,500
1	San Francisco CA Bay Area Rapid Transit Dist.
	Sales Tax Rev. TOB VRDO	0.590%	6/5/09		13,595	13,595
1	San Francisco CA Bay Area Rapid Transit Rev.
	TOB VRDO	0.340%	6/5/09		5,605	5,605
	San Francisco CA City & County Finance Corp.
	Lease Rev. (Moscone Center Expansion) VRDO	0.150%	6/5/09	LOC	7,800	7,800
	San Francisco CA City & County GO	4.000%	6/15/09		44,595	44,635
	San Francisco CA City & County International
	Airport Rev. PUT	3.000%	12/1/09		17,635	17,766
	San Francisco CA City & County International
	Airport Rev. VRDO	0.300%	6/5/09	LOC	21,750	21,750
	San Francisco CA City & County Redev. Agency
	Multifamily Rev. VRDO	0.280%	6/5/09	LOC	15,200	15,200
	San Francisco CA City & County USD	1.500%	6/15/09		8,000	8,003
	San Joaquin County CA Transp. Auth.
	Sales Tax Rev. CP	0.550%	6/1/09	LOC	50,000	50,000
	San Jose CA Financing Auth. Lease Rev. CP	0.470%	8/12/09	LOC	38,143	38,143
	San Jose CA Financing Auth. Lease Rev. VRDO	0.100%	6/5/09	LOC	17,810	17,810
	San Jose CA Redev. Agency VRDO	0.270%	6/5/09	LOC	15,535	15,535
	San Jose CA Redev. Agency VRDO	0.300%	6/5/09	LOC	11,115	11,115
1	San Jose CA Uni. Sch. Dist. Santa Clara Cnty.
	TOB VRDO	0.290%	6/5/09		5,000	5,000
1	San Mateo County CA Community College Dist.
	TOB VRDO	0.210%	6/5/09		11,660	11,660
	Santa Ana CA Finance Auth. Rev. VRDO	0.200%	6/1/09	LOC	5,600	5,600
	Santa Clara CA Electric Rev. VRDO	0.550%	6/5/09		LOC	27,300
	27,300
	Santa Clara CA USD	5.000%	7/1/09		5,430	5,445
	Santa Clara County CA El Camino Hosp. Dist. Fac.
	Auth. Rev. (Valley Medical Center Project) VRDO	0.250%	6/5/09	LOC	5,550	5,550
	Santa Clara County CA El Camino Hosp. Dist. Fac.
	Auth. Rev. (Valley Medical Center Project) VRDO	0.250%	6/5/09	LOC	5,300	5,300
	Santa Clara County CA Financing Auth. Lease Rev.
	(VMC Facilities Replacement Project) VRDO	0.170%	6/5/09		11,335	11,335

California Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
1	Santa Clara County CA Financing Auth.
	Lease Rev. TOB VRDO	0.290%	6/5/09		6,915	6,915
	Santa Clara Valley CA Transp. Auth.
	Sales Tax Rev. VRDO	0.050%	6/5/09		44,275	44,275
	Santa Clara Valley CA Transp. Auth.
	Sales Tax Rev. VRDO	0.100%	6/5/09		12,500	12,500
	Santa Clara Valley CA Transp. Auth.
	Sales Tax Rev. VRDO	0.120%	6/5/09		23,400	23,400
	Santa Clara Valley CA Transp. Auth.
	Sales Tax Rev. VRDO	0.130%	6/5/09		14,700	14,700
	Santa Clara Valley CA Transp. Auth.
	Sales Tax Rev. VRDO	0.550%	6/5/09		11,855	11,855
	Santa Rosa CA Waste Water Rev. VRDO	1.350%	6/5/09	LOC	14,000	14,000
1	Sequoia CA USD TOB VRDO	0.590%	6/5/09	(4)	5,860	5,860
1	Sonoma County CA (Jr. College District)
	TOB VRDO	0.590%	6/5/09	(4)	3,440	3,440
	South Coast CA Local Educ. Agencies TRAN	3.000%	6/30/09		81,385	81,474
	South Placer CA Wastewater Auth. Rev. VRDO	0.290%	6/5/09	LOC	22,650	22,650
	Southern California Home Financing Auth.
	Single Family Mortgage Rev. VRDO	0.770%	6/5/09		16,500	16,500
	Southern California Home Financing Auth.
	Single Family Mortgage Rev. VRDO	0.770%	6/5/09		33,770	33,770
	Southern California Public Power Auth. Rev.
	(Transmission Project) VRDO	1.500%	6/5/09	(4)	23,570	23,570
1	Sunnyvale CA School Dist. GO TOB VRDO	0.590%	6/5/09	(4)	6,480	6,480
1	Sweetwater CA USD GO TOB VRDO	0.440%	6/5/09	(13)	16,445	16,445
1	Sweetwater CA USD GO TOB VRDO	0.440%	6/5/09	(13)	7,650	7,650
	Torrance CA TRAN	3.000%	7/2/09		25,000	25,027
	Univ. of California Regents CP	0.500%	6/9/09		16,000	16,000
	Univ. of California Regents CP	0.450%	6/10/09		28,000	28,000
	Univ. of California Regents CP	0.500%	6/11/09		9,900	9,900
	Univ. of California Regents CP	0.400%	7/7/09		13,900	13,900
	Univ. of California Regents VRDO	0.150%	6/1/09		30,800	30,800
	Univ. of California Regents VRDO	0.150%	6/1/09		19,785	19,785
1	Univ. of California Rev. TOB VRDO	0.270%	6/5/09		2,475	2,475
1	Univ. of California Rev. TOB VRDO	0.270%	6/5/09		1,890	1,890
1	Univ. of California Rev. TOB VRDO	0.270%	6/5/09		3,495	3,495
1	Univ. of California Rev. TOB VRDO	0.270%	6/5/09		6,000	6,000
1	Univ. of California Rev. TOB VRDO	0.270%	6/5/09		5,995	5,995
1	Univ. of California Rev. TOB VRDO	0.330%	6/5/09		29,195	29,195
1	Univ. of California Rev. TOB VRDO	0.390%	6/5/09	(13)	13,350	13,350
1	Univ. of California Rev. TOB VRDO	0.490%	6/5/09	(4)	6,470	6,470
1	Univ. of California Rev. TOB VRDO	0.490%	6/5/09	(4)	2,450	2,450
1	Univ. of California Rev. TOB VRDO	0.590%	6/5/09	(4)	16,820	16,820
1	Univ. of California Rev. TOB VRDO	0.590%	6/5/09		3,470	3,470
	Val Verde CA USD COP VRDO	0.150%	6/5/09	LOC	14,500	14,500
	Ventura County CA TRAN	3.500%	7/1/09		35,000	35,054
	Whittier CA Insured Health Fac. Rev.
	(Presbyterian Hosp.)	0.070%	6/5/09	LOC	15,600	15,600
1	Yosemite CA Community College Dist. TOB VRDO	0.490%	6/5/09	(4)	4,000	4,000
						6,305,553

California Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Puerto Rico (0.8%)
1 Puerto Rico Sales Tax Financing Corp. Rev.
TOB VRDO	0.370%	6/5/09	35,000	35,000
1 Puerto Rico Sales Tax Financing Corp. Rev.
TOB VRDO	0.490%	6/5/09	18,000	18,000
				53,000
Total Tax-Exempt Municipal Bonds (Cost $6,358,553)				6,358,553
Other Assets and Liabilities (–1.0%)
Other Assets				40,774
Liabilities				(103,835)
				(63,061)
Net Assets (100%)
Applicable to 6,295,048,701 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				6,295,492
Net Asset Value Per Share				$1.00

At May 31, 2009, net assets consisted of:
				Amount
				($000)
Paid-in Capital				6,295,335
Undistributed Net Investment Income				—
Accumulated Net Realized Gains				157
Net Assets				6,295,492

•  See Note A in Notes to Financial Statements.

1  Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2009, the aggregate value of these securities was $1,052,256,000, representing 16.7% of net assets.

See accompanying Notes, which are an integral part of the Financial Statements.

A key to abbreviations and other references follows the Statement of Net Assets.

California Tax-Exempt Money Market Fund

Key to Abbreviations

ARS—Auction Rate Security.

BAN—Bond Anticipation Note.

COP—Certificate of Participation.

CP—Commercial Paper.

FR—Floating Rate.

GAN—Grant Anticipation Note.

GO—General Obligation Bond.

IDA—Industrial Development Authority Bond.

IDR—Industrial Development Revenue Bond.

PCR—Pollution Control Revenue Bond.

PUT—Put Option Obligation.

RAN—Revenue Anticipation Note.

TAN—Tax Anticipation Note.

TOB—Tender Option Bond.

TRAN—Tax Revenue Anticipation Note.

UFSD—Union Free School District.

USD—United School District.

VRDO—Variable Rate Demand Obligation.

(ETM)—Escrowed to Maturity.

(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:

(1) MBIA (Municipal Bond Insurance Association).

(2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company).

(4) FSA (Financial Security Assurance).

(5) BIGI (Bond Investors Guaranty Insurance).

(6) Connie Lee Inc.

(7) FHA (Federal Housing Authority).

(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation.

(10) XL Capital Assurance Inc.

(11) CIFG (CDC IXIS Financial Guaranty).

(12) Assured Guaranty Corp.

(13) National Indemnity Co. (Berkshire Hathaway).

The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

California Tax-Exempt Money Market Fund

Statement of Operations

Six Months Ended
May 31, 2009
($000)
Investment Income
Income
Interest	23,446
Total Income	23,446
Expenses
The Vanguard Group—Note B
Investment Advisory Services	388
Management and Administrative	2,420
Marketing and Distribution	1,171
Money Market Guarantee Program	1,615
Custodian Fees	30
Shareholders’ Reports	16
Trustees’ Fees and Expenses	5
Total Expenses	5,645
Expenses Paid Indirectly	(16)
Net Expenses	5,629
Net Investment Income	17,817
Realized Net Gain (Loss) on Investment Securities Sold	435
Net Increase (Decrease) in Net Assets Resulting from Operations	18,252

See accompanying Notes, which are an integral part of the Financial Statements.

California Tax-Exempt Money Market Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31,	November 30,
	2009	2008
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	17,817	181,996
Realized Net Gain (Loss)	435	(263)
Net Increase (Decrease) in Net Assets Resulting from Operations	18,252	181,733
Distributions
Net Investment Income	(17,817)	(181,996)
Realized Capital Gain	—	—
Total Distributions	(17,817)	(181,996)
Capital Share Transactions (at $1.00)
Issued	2,118,879	6,742,682
Issued in Lieu of Cash Distributions	17,019	172,979
Redeemed	(3,346,430)	(8,032,987)
Net Increase (Decrease) from Capital Share Transactions	(1,210,532)	(1,117,326)
Total Increase (Decrease)	(1,210,097)	(1,117,589)
Net Assets
Beginning of Period	7,505,589	8,623,178
End of Period	6,295,492	7,505,589

See accompanying Notes, which are an integral part of the Financial Statements.

California Tax-Exempt Money Market Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	May 31,	Year Ended November 30,
Throughout Each Period	2009	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.003	.022	.035	.032	.021	.010
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—	—
Total from Investment Operations	.003	.022	.035	.032	.021	.010
Distributions
Dividends from Net Investment Income	(.003)	(.022)	(.035)	(.032)	(.021)	(.010)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.003)	(.022)	(.035)	(.032)	(.021)	(.010)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	0.26%	2.21%	3.55%	3.24%	2.17%	1.05%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,295	$7,506	$8,623	$7,220	$6,162	$4,758
Ratio of Total Expenses to
Average Net Assets	0.17%[2,3]	0.11%[3]	0.10%	0.13%	0.13%	0.13%
Ratio of Net Investment Income to
Average Net Assets	0.53%[2]	2.19%	3.49%	3.20%	2.17%	1.06%

1  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2  Annualized.

3  Includes fees to participate in the Treasury Temporary Guarantee Program for Money Market Funds of 0.04% for 2009 and 0.01% for 2008. See Note E in Notes to Financial Statements.

See accompanying Notes, which are an integral part of the Financial Statements.

California Tax-Exempt Money Market Fund

Notes to Financial Statements

Vanguard California Tax-Exempt Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state of California.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended November 30, 2005–2008) and for the period ended May 31, 2009, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

4. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At May 31, 2009, the fund had contributed capital of $1,587,000 to Vanguard (included in Other Assets), representing 0.03% of the fund’s net assets and 0.63% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended May 31, 2009, custodian fee offset arrangements reduced the fund’s expenses by $16,000 (an annual rate of 0.00% of average net assets).

D. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

California Tax-Exempt Money Market Fund

At May 31, 2009, 100% of the fund’s investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

E. On October 7, 2008, the board of trustees approved the fund’s participation in a temporary program introduced by the U.S. Treasury to guarantee the account values of shareholders in a money market fund in the event the fund’s net asset value falls below $0.995 and the fund’s trustees decide to liquidate the fund. The program covers the lesser of a shareholder’s account value on September 19, 2008, or on the date of liquidation. To participate, the fund was required to pay a fee of 0.01% of its net assets as of September 19, 2008, for coverage through December 18, 2008. In December 2008, the U.S. Treasury extended the program through April 30, 2009, and the fund’s trustees approved the fund’s continuing participation in the program at a cost of an additional 0.015% of its net assets as of September 19, 2008. In March 2009, the U.S. Treasury extended the program through September 18, 2009, and the fund’s trustees approved the fund’s continuing participation in the program at a cost of an additional 0.015% of its net assets as of September 19, 2008.

California Intermediate-Term Tax-Exempt Fund

Fund Profile

As of May 31, 2009

Financial Attributes
		Comparative	Broad
	Fund	Index[1]	Index[2]
Number of Issues	630	4,275	45,646
Yield[3]		3.2%	3.9%
Investor Shares	3.6%
Admiral Shares	3.7%
Yield to Maturity	3.9%[4]	3.2%	3.9%
Average Coupon	4.5%	5.0%	5.0%
Average Effective
Maturity	6.9 years	6.9 years	13.3 years
Average Quality	AA–	AA	AA
Average Duration	5.9 years	5.2 years	8.3 years
Expense Ratio[5]		—	—
Investor Shares	0.20%
Admiral Shares	0.12%
Short-Term Reserves	3.1%	—	—

Distribution by Maturity (% of portfolio)

Under 1 Year	11.1%
1–5 Years	30.1
5–10 Years	40.4
10–20 Years	17.4
20–30 Years	1.0

Volatility Measures[6]
	Fund Versus	Fund Versus
	Comparative Index[1]	Broad Index[2]
R-Squared	0.79	0.97
Beta	0.90	0.87

Distribution by Credit Quality (% of portfolio)

AAA	21.9%
AA	41.1
A	33.1
BBB	3.7
Other	0.2

Investment Focus

1  Barclays Capital 7 Year Municipal Bond Index.

2  Barclays Capital Municipal Bond Index.

3  30-day SEC yield for the fund; index yield assumes that all bonds are called or prepaid at the earliest possible dates. See the Glossary.

4 Before expenses.

5  The fund expense ratios shown are from the prospectus dated March 27, 2009, and represent estimated costs for the current fiscal year based on the fund’s current net assets. For the six months ended May 31, 2009, the expense ratios were 0.20% for Investor Shares and 0.12% for Admiral Shares.

6 For an explanation of R-squared, beta, and other terms used here, see the Glossary.

California Intermediate-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): November 30, 1998–May 31, 2009

				Barclays
	Investor Shares			Capital[1]
Fiscal	Capital	Income	Total	Total
Year	Return	Return	Return	Return
1999	–4.1%	4.4%	0.3%	0.5%
2000	3.0	5.0	8.0	6.6
2001	2.8	4.6	7.4	8.1
2002	1.5	4.4	5.9	7.0
2003	1.7	4.1	5.8	7.0
2004	–1.5	3.9	2.4	2.9
2005	–1.8	3.9	2.1	2.2
2006	1.3	4.1	5.4	5.1
2007	–1.5	4.0	2.5	4.2
2008	–6.5	3.8	–2.7	2.9
2009[2]	4.3	2.1	6.4	6.1

Average Annual Total Returns: Periods Ended March 31, 2009

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Investor Shares[3]	3/4/1994	0.66%	2.27%	–0.32%	4.21%	3.89%
Admiral Shares	11/12/2001	0.74	2.34	–0.97[4]	4.10[4]	3.13[4]

1  Barclays Capital 7 Year Municipal Bond Index.

2  Six months ended May 31, 2009.

3  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

4  Return since inception.

Note: See Financial Highlights tables for dividend and capital gains information.

California Intermediate-Term Tax-Exempt Fund

Financial Statements (unaudited)

Statement of Net Assets

As of May 31, 2009

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (98.6%)
California (96.1%)
ABAG Finance Auth. for Non-Profit Corp.
California (Acacia Creek) VRDO	0.200%	6/1/09	45,025	45,025
ABAG Finance Auth. for Non-Profit Corp.
California (Charleston Project) VRDO	0.200%	6/1/09 LOC	7,780	7,780
ABAG Finance Auth. for Non-Profit Corp.
California (Children’s Hosp. Medical Center) COP	6.000%	12/1/09 (2)(Prere.)	9,180	9,531
ABAG Finance Auth. for Non-Profit Corp.
California (Oshman Family Jewish Community) VRDO	0.200%	6/1/09 LOC	11,500	11,500
Alameda CA Corridor Transp. Auth. Rev.	5.125%	10/1/14 (1)	10,150	10,368
Alameda CA Corridor Transp. Auth. Rev.	0.000%	10/1/20 (2)	12,250	6,585
Alameda CA Corridor Transp. Auth. Rev.	0.000%	10/1/29 (2)	30,000	8,184
Alameda CA Corridor Transp. Auth. Rev.	0.000%	10/1/30 (2)	8,000	2,041
Alameda County CA (Medical Center) COP	5.250%	6/1/09 (1)(ETM)	2,910	2,911
Alameda County CA (Medical Center) COP	5.250%	6/1/12 (1)(ETM)	1,595	1,608
Alameda County CA (Medical Center) COP	5.250%	6/1/13 (1)(ETM)	1,785	1,800
Alameda County CA (Medical Center) COP	5.375%	6/1/14 (1)(ETM)	1,880	1,896
Alameda County CA (Medical Center) COP	5.375%	6/1/15 (1)(ETM)	3,960	3,993
Alameda County CA COP	5.375%	12/1/10 (1)	2,000	2,062
Alameda County CA COP	5.375%	12/1/12 (1)	11,000	11,936
Alameda County CA COP	5.375%	12/1/13 (1)	13,930	15,115
Alameda County CA COP	5.375%	12/1/14 (1)	4,790	5,185
Alameda County CA COP	5.375%	12/1/15 (1)	1,500	1,624
Alvord CA USD GO	5.900%	2/1/24 (4)	3,865	4,360
Anaheim CA Public Finance Auth. Electric
System Rev.	5.000%	10/1/20 (1)	4,210	4,497
Anaheim CA Public Finance Auth. Electric
System Rev.	5.000%	10/1/21 (1)	4,425	4,687
Anaheim CA Public Finance Auth. Electric
System Rev.	5.000%	10/1/22 (1)	4,660	4,894
Anaheim CA Public Finance Auth. Electric
System Rev.	5.000%	10/1/24 (1)	5,175	5,360
Anaheim CA Public Finance Auth. Electric
System Rev.	5.000%	10/1/25 (1)	5,450	5,613
Anaheim CA Union High School Dist. GO	5.375%	8/1/12 (4)(Prere.)	1,250	1,406
Antioch CA Public Finance Auth.
Reassessment Rev.	5.000%	9/2/13 (2)	9,360	9,370
Bakersfield CA WasteWater Rev.	5.000%	9/15/24 (4)	7,600	7,933

Bay Area CA Infrastructure Financing Auth. Rev.	5.000%	8/1/17 (2)	32,610	32,072
Bay Area CA Infrastructure Financing Auth. Rev.	5.000%	8/1/17 (1)	50,000	49,142

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/17	12,330	13,889
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/18	5,665	6,281
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/23	11,625	12,203
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/26	10,000	10,279
Burbank CA Public Finance Auth.	5.250%	12/1/12 (2)	3,540	3,678
Burbank CA Public Finance Auth.	5.250%	12/1/13 (2)	4,615	4,801
Cabrillo CA Community College Dist. Rev.	0.000%	8/1/11 (1)	2,465	2,383
Cabrillo CA Community College Dist. Rev.	0.000%	8/1/12 (1)	2,525	2,377
Cabrillo CA Community College Dist. Rev.	0.000%	8/1/13 (1)	2,590	2,372
Cabrillo CA Community College Dist. Rev.	0.000%	8/1/14 (1)	2,655	2,332
Cabrillo CA Community College Dist. Rev.	5.000%	8/1/27 (1)	8,710	8,848
California County CA Tobacco Securitization Agency	0.000%	6/1/21	15,000	10,453
California Dept. of Water Resources Water
System Rev. (Central Valley)	5.000%	12/1/12 (3)(ETM)	90	101
California Dept. of Water Resources
Water System Rev. (Central Valley)	5.000%	12/1/12 (1)	3,550	3,953
California Dept. of Water Resources
Water System Rev. (Central Valley)	5.000%	12/1/24	5,000	5,387
California Dept. of Water Resources
Water System Rev. (Central Valley)	5.000%	12/1/26	8,465	9,001
California Dept. of Water Resources
Water System Rev. (Central Valley)	5.000%	12/1/26 (1)	3,535	3,682
California Educ. Fac. Auth. Rev.
(College of Arts & Crafts)	6.875%	6/1/14	360	365
California Educ. Fac. Auth. Rev.
(College of Arts & Crafts)	6.875%	6/1/15	380	382
California Educ. Fac. Auth. Rev.
(College of Arts & Crafts)	6.875%	6/1/16	400	399
California Educ. Fac. Auth. Rev. (St. Marys) VRDO	0.150%	6/5/09 LOC	6,100	6,100
California Educ. Fac. Auth. Rev.
(Univ. of Southern California)	5.600%	10/1/09	1,260	1,278
California GO	5.750%	2/1/11 (1)	6,500	6,921
California GO	5.000%	2/1/12 (Prere.)	9,400	10,303
California GO	5.000%	4/1/12	2,000	2,135
California GO	5.000%	6/1/12	16,280	17,436
California GO	5.000%	3/1/13	20,640	22,151
California GO	5.000%	3/1/14	5,000	5,376
California GO	5.000%	10/1/14	2,000	2,159
California GO	5.000%	11/1/14	1,390	1,502
California GO	5.000%	3/1/15	1,000	1,071
California GO	5.375%	4/1/15	125	133
California GO	5.000%	12/1/15	1,470	1,555
California GO	5.000%	4/1/17	4,520	4,811
California GO	5.250%	2/1/18 (1)	5,000	5,330
California GO	6.000%	2/1/18 (2)	6,240	6,982
California GO	5.000%	4/1/18	10,000	10,474
California GO	5.500%	4/1/18	25,000	27,076
California GO	5.000%	8/1/19	30,000	30,704
California GO	5.000%	3/1/20	55,385	56,308
California GO	5.000%	8/1/20	10,000	10,189
California GO	5.000%	6/1/22	12,000	12,083
California GO	5.000%	9/1/23	12,120	12,126
California GO	5.000%	10/1/23	12,500	12,504
California GO	5.000%	12/1/23	2,500	2,500

California GO	5.000%	8/1/24 (4)	37,225	37,891
California GO	5.000%	8/1/24	10,000	9,882
California GO	5.000%	10/1/24	16,940	16,733

California Intermediate-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	California GO	5.000%	11/1/24	10,000	9,876
	California GO	5.000%	8/1/25	10,000	9,808
	California GO	5.000%	12/1/25	21,015	20,601
	California GO	5.000%	3/1/26	10,070	9,791
	California GO	5.000%	4/1/26	37,480	36,438
	California GO	5.000%	4/1/27	24,285	23,449
	California GO	5.750%	4/1/27	31,455	32,527
	California GO	5.000%	3/1/28	10,855	10,408
	California GO	5.750%	4/1/28	30,000	30,906
	California GO	5.000%	6/1/28	10,005	9,590
	California GO	5.750%	4/1/31	41,000	41,581
	California GO	6.500%	4/1/33	10,000	10,870
	California GO (Kindergarten-Univ.) VRDO	0.160%	6/1/09 LOC	5,200	5,200
	California GO CP	3.250%	6/3/09	3,600	3,601
	California GO CP	3.250%	6/5/09	4,000	4,003
1	California GO TOB VRDO	0.440%	6/5/09 (13)(2)	12,700	12,700
	California Health Fac. Finance Auth. Rev.
	(Adventist Health System)	5.000%	3/1/16	2,170	2,203
	California Health Fac. Finance Auth. Rev.
	(Adventist Health System)	5.000%	3/1/19	1,025	1,027
	California Health Fac. Finance Auth. Rev.
	(California-Nevada Methodist)	5.000%	7/1/26	1,740	1,596
	California Health Fac. Finance Auth. Rev.
	(Catholic Healthcare West)	5.500%	7/1/09 (1)	2,425	2,431
	California Health Fac. Finance Auth. Rev.
	(Catholic Healthcare West)	5.500%	7/1/10 (1)	2,080	2,085
	California Health Fac. Finance Auth. Rev.
	(Catholic Healthcare West)	5.500%	7/1/11 (1)	2,675	2,680
	California Health Fac. Finance Auth. Rev.
	(Catholic Healthcare West)	5.500%	7/1/12 (1)	2,465	2,468
	California Health Fac. Finance Auth. Rev.
	(Catholic Healthcare West)	5.500%	7/1/25	5,000	5,050
	California Health Fac. Finance Auth. Rev.
	(Catholic Healthcare West)	6.000%	7/1/29	3,000	3,064
	California Health Fac. Finance Auth. Rev.
	(Catholic Healthcare West) PUT	5.000%	7/2/12	8,000	8,244
	California Health Fac. Finance Auth. Rev.
	(Catholic Healthcare West) VRDO	0.200%	6/5/09 LOC	19,000	19,000
	California Health Fac. Finance Auth. Rev.
	(Cedars-Sinai Medical Center)	5.000%	11/15/14	4,000	4,197
	California Health Fac. Finance Auth. Rev.
	(Cedars-Sinai Medical Center)	5.000%	11/15/16	2,000	2,074
	California Health Fac. Finance Auth. Rev.
	(Cedars-Sinai Medical Center)	5.000%	11/15/17	4,585	4,746
	California Health Fac. Finance Auth. Rev.
	(Kaiser Permanente)	0.000%	10/1/09 (1)	7,140	7,108
	California Health Fac. Finance Auth. Rev.
	(Kaiser Permanente)	5.250%	10/1/09 (2)(ETM)	10,525	10,671
	California Health Fac. Finance Auth. Rev.
	(Kaiser Permanente)	5.250%	6/1/10 (4)(ETM)	5,310	5,383
	California Health Fac. Finance Auth. Rev.
	(Kaiser Permanente)	5.250%	6/1/11 (4)(ETM)	7,250	7,347
	California Health Fac. Finance Auth. Rev.
	(Kaiser Permanente)	5.250%	10/1/16 (ETM)	5,000	5,067
	California Health Fac. Finance Auth. Rev.
	(Lucile Salter Packard Hosp.)	5.000%	8/15/14 (2)	2,280	2,380

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Health Fac. Finance Auth. Rev.
(Lucile Salter Packard Hosp.)	5.000%	8/15/15 (2)	2,245	2,336
California Health Fac. Finance Auth. Rev.
(Lucile Salter Packard Hosp.)	5.000%	8/15/16 (2)	2,515	2,604
California Health Fac. Finance Auth. Rev.
(Lucile Salter Packard Hosp.)	5.000%	8/15/17 (2)	2,630	2,713
California Health Fac. Finance Auth. Rev.
(Pomona Valley Hosp.)	5.500%	7/1/10 (1)	3,570	3,572
California Health Fac. Finance Auth. Rev.
(Providence Health & Services)	6.250%	10/1/24	3,000	3,268
California Health Fac. Finance Auth. Rev.
(Providence Health & Services)	6.250%	10/1/28	4,000	4,280
California Health Fac. Finance Auth. Rev.
(Sisters of Providence)	6.000%	10/1/09 (2)	4,490	4,549
California Health Fac. Finance Auth. Rev.
(Stanford Hosp.)	5.000%	11/15/14	2,715	2,808
California Health Fac. Finance Auth. Rev.
(Stanford Hosp.)	5.000%	11/15/15	3,000	3,074
California Health Fac. Finance Auth. Rev.
(Stanford Hosp.)	5.000%	11/15/16	6,275	6,402
California Health Fac. Finance Auth. Rev.
(Stanford Hospital) PUT	3.450%	6/15/11	10,000	10,286
California Health Fac. Finance Auth. Rev.
(Stanford Hospital) VRDO	1.000%	6/5/09 (4)	28,845	28,845
California Health Fac. Finance Auth. Rev.
(Sutter Health)	5.500%	8/15/12 (4)	1,030	1,038
California Health Fac. Finance Auth. Rev.
(Sutter Health)	5.500%	8/15/12 (4)	5,410	5,442
California Housing Finance Agency
Home Mortgage	5.200%	8/1/28	4,500	4,522
California Infrastructure & Econ. Dev. Bank Rev.	5.000%	2/1/11	10,000	10,496
California Infrastructure & Econ. Dev. Bank Rev.	5.000%	2/1/12	6,000	6,413
California Infrastructure & Econ. Dev. Bank Rev.	5.000%	2/1/13	8,325	9,007
California Infrastructure & Econ. Dev. Bank Rev.
(Asian Art Museum)	5.500%	6/1/10 (1)(Prere.)	2,435	2,581
California Infrastructure & Econ. Dev. Bank Rev.
(Asian Art Museum)	5.500%	6/1/10 (1)(Prere.)	2,245	2,379
California Infrastructure & Econ. Dev. Bank Rev.
(California Science Center)	5.000%	5/1/18 (1)	1,785	1,802
California Infrastructure & Econ. Dev. Bank Rev.
(California Science Center)	5.000%	5/1/19 (1)	1,040	1,040
California Infrastructure & Econ. Dev. Bank Rev.
(California Science Center)	5.000%	5/1/21 (1)	1,145	1,124
California Infrastructure & Econ. Dev. Bank Rev.
(Clean Water State Revolving Fund)	5.000%	10/1/14	2,500	2,730
California Infrastructure & Econ. Dev. Bank Rev.
(J. David Gladstone Institute)	5.000%	10/1/10	1,325	1,368
California Infrastructure & Econ. Dev. Bank Rev.
(J. David Gladstone Institute)	5.000%	10/1/11	1,275	1,343
California Infrastructure & Econ. Dev. Bank Rev.
(J. David Gladstone Institute)	5.000%	10/1/12	2,950	3,126
California Infrastructure & Econ. Dev. Bank Rev.
(J. David Gladstone Institute)	5.000%	10/1/13	2,350	2,473
California Infrastructure & Econ. Dev. Bank Rev.
(J. David Gladstone Institute)	5.500%	10/1/14	2,250	2,369
California Infrastructure & Econ. Dev. Bank Rev.

(J. David Gladstone Institute)	5.500%	10/1/15	2,430	2,550

California Intermediate-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	California Infrastructure & Econ. Dev. Bank Rev.
	(J. David Gladstone Institute)	5.500%	10/1/16	3,620	3,780
	California Infrastructure & Econ. Dev. Bank Rev.
	(J. David Gladstone Institute)	5.500%	10/1/17	3,820	3,976
2	California Infrastructure & Econ. Dev. Bank Rev.
	(J. Paul Getty Trust) PUT	3.900%	12/1/11	9,000	9,477
	California Infrastructure & Econ. Dev. Bank Rev.
	(J. Paul Getty Trust) PUT	4.000%	12/1/11	17,545	18,518
	California Infrastructure & Econ. Dev. Bank Rev.
	(Workers’ Compensation)	5.250%	10/1/13 (2)	18,000	20,003
	California Infrastructure & Econ. Dev. Bank Rev.
	(Workers’ Compensation)	5.250%	10/1/14 (2)	25,815	28,320
	California PCR Financing Auth. Rev.
	(San Diego Gas & Electric)	5.900%	6/1/14 (1)	17,135	18,533
	California PCR Financing Auth. Solid Waste
	Disposal Rev. (USA Waste Services) PUT	4.000%	6/1/10	1,000	976
	California Public Works Board Lease Rev.
	(Butterfield)	5.000%	6/1/20	3,895	3,818
	California Public Works Board Lease Rev.
	(California State Univ.)	5.300%	10/1/15 (2)	6,655	6,740
	California Public Works Board Lease Rev.
	(Dept. of Corrections)	5.000%	6/1/11	3,500	3,667
	California Public Works Board Lease Rev.
	(Dept. of Corrections)	5.000%	6/1/12	5,000	5,275
	California Public Works Board Lease Rev.
	(Dept. of Corrections)	5.000%	12/1/12 (1)	10,625	11,267
	California Public Works Board Lease Rev.
	(Dept. of Corrections)	5.000%	1/1/18 (2)	27,790	27,990
	California Public Works Board Lease Rev.
	(Dept. of Corrections)	5.500%	6/1/21	10,000	10,036
	California Public Works Board Lease Rev.
	(Dept. of Corrections)	5.500%	6/1/22	10,000	9,968
	California Public Works Board Lease Rev.
	(Dept. of General Services)	6.000%	4/1/27	5,000	5,085
	California Public Works Board Lease Rev.
	(Dept. of Mental Health)	5.500%	6/1/17	8,000	8,252
	California Public Works Board Lease Rev.
	(Dept. of Mental Health)	5.500%	6/1/18	5,000	5,126
	California Public Works Board Lease Rev.
	(Regents of the Univ. of California)	5.000%	6/1/18 (1)	10,310	11,304
	California Public Works Board Lease Rev.
	(Regents of the Univ. of California)	5.000%	6/1/20 (1)	7,670	8,272
	California Public Works Board Lease Rev.
	(Univ. of California)	5.500%	6/1/14	9,750	10,511
	California Public Works Board Lease Rev.
	(Univ. of California)	5.375%	10/1/16 (1)	4,750	4,811
	California Public Works Board Lease Rev.
	(Univ. of California)	5.000%	4/1/25	5,765	5,882
	California Public Works Board Lease Rev.
	(Univ. of California)	5.250%	11/1/26 (1)	9,010	9,152
	California State Dept. of Water Resources
	Power Supply Rev.	5.500%	5/1/10	3,500	3,647
	California State Dept. of Water Resources
	Power Supply Rev.	5.500%	5/1/11	7,000	7,516
	California State Dept. of Water Resources
	Power Supply Rev.	5.250%	5/1/12 (1)	10,000	10,917

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California State Dept. of Water Resources
Power Supply Rev.	5.500%	5/1/13 (2)	18,335	20,115
California State Dept. of Water Resources
Power Supply Rev.	6.000%	5/1/13	13,970	15,514
California State Dept. of Water Resources
Power Supply Rev.	6.000%	5/1/14	12,500	13,726
California State Dept. of Water Resources
Power Supply Rev.	5.000%	5/1/16	5,000	5,528
California State Dept. of Water Resources
Power Supply Rev.	5.000%	5/1/17	25,000	27,605
California State Dept. of Water Resources
Power Supply Rev.	5.000%	5/1/21	50,000	53,206
California State Dept. of Water Resources
Power Supply Rev.	5.000%	5/1/21	20,000	21,282
California State Econ. Recovery Bonds	5.250%	7/1/12	33,940	36,834
California State Econ. Recovery Bonds	5.250%	7/1/13	74,420	81,235
California State Econ. Recovery Bonds	5.250%	7/1/14	15,000	16,418
California State Econ. Recovery Bonds	5.250%	7/1/14 (1)	5,155	5,637
California State Econ. Recovery Bonds	5.000%	7/1/17 (3)	28,000	29,055
California State Econ. Recovery Bonds PUT	4.000%	3/1/10	37,180	37,764
California State Econ. Recovery Bonds PUT	5.000%	3/1/10	55,000	56,283
California State Econ. Recovery Bonds PUT	5.000%	7/1/10	55,000	56,967
California State Econ. Recovery Bonds PUT	5.000%	7/1/11	20,000	21,179
California State Univ. Rev. Systemwide	5.375%	11/1/14 (1)	5,390	5,876
California State Univ. Rev. Systemwide	5.000%	11/1/22 (2)	18,440	18,985
California State Univ. Rev. Systemwide	5.000%	11/1/24	8,690	8,961
California State Univ. Rev. Systemwide	5.000%	11/1/25	11,820	12,084
California State Univ. Rev. Systemwide	5.000%	11/1/26	12,530	12,701
California State Univ. Rev. Systemwide	5.000%	11/1/27	5,000	5,036
California Statewide Communities Dev. Auth. PCR
(Southern California Edison) PUT	4.250%	11/1/16 (3)	15,000	13,635
California Statewide Communities Dev. Auth. PCR
(Southern California Edison) PUT	4.250%	11/1/16 (3)	25,000	24,158
California Statewide Community Dev. Auth. Rev.	4.500%	7/1/18 (4)	15,875	16,425
California Statewide Community Dev. Auth. Rev.
(Adventist Health)	5.000%	3/1/25	14,975	14,206
California Statewide Community Dev. Auth. Rev.
(Catholic Healthcare West)	6.000%	7/1/09 (ETM)	120	121
California Statewide Community Dev. Auth. Rev.
(Catholic Healthcare West)	6.000%	7/1/09 (ETM)	395	397
California Statewide Community Dev. Auth. Rev.
(Children’s Hosp. of Los Angeles) COP	6.000%	6/1/11 (1)	2,365	2,450
California Statewide Community Dev. Auth. Rev.
(Daughters of Charity Health)	5.250%	7/1/11	2,025	2,037
California Statewide Community Dev. Auth. Rev.
(Daughters of Charity Health)	5.250%	7/1/12	1,500	1,499
California Statewide Community Dev. Auth. Rev.
(Daughters of Charity Health)	5.250%	7/1/13	1,250	1,244
California Statewide Community Dev. Auth. Rev.
(Daughters of Charity Health)	5.000%	7/1/22	5,155	4,476
California Statewide Community Dev. Auth. Rev.
(Daughters of Charity Health)	5.250%	7/1/24	5,000	4,259
California Statewide Community Dev. Auth. Rev.
(Daughters of Charity Health)	5.250%	7/1/25	2,295	1,934
California Statewide Community Dev. Auth. Rev.
(Irvine Univ. of California East LLC)	5.500%	5/15/26	5,000	4,425

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Statewide Community Dev. Auth.
Rev. (Kaiser Permanente) PUT	3.450%	5/1/11	8,750	8,739
California Statewide Community Dev. Auth.
Rev. (Lodi Memorial Hospital)	5.000%	12/1/22	8,000	7,953
California Statewide Community Dev. Auth.
Rev. (Los Angeles Orthopedic Hosp. Foundation)	5.125%	6/1/13 (2)	1,530	1,530
California Statewide Community Dev. Auth.
Rev. (Los Angeles Orthopedic Hosp. Foundation)	5.250%	6/1/14 (2)	1,610	1,610
California Statewide Community Dev. Auth.
Rev. (Memorial Health Services)	6.000%	10/1/13	6,920	7,424
California Statewide Community Dev. Auth.
Rev. (Memorial Health Services)	6.000%	10/1/14	5,335	5,684
California Statewide Community Dev. Auth.
Rev. (Memorial Health Services)	6.000%	10/1/15	7,780	8,225
California Statewide Community Dev. Auth.
Rev. (Sherman Oaks Foundation)	5.500%	8/1/15 (2)	4,685	4,988
Central CA USD GO	5.500%	8/1/29 (12)	3,000	3,136
Chino Basin CA Regional Financing Auth. Rev.
(Muni. Water Dist. Sewer System)	6.500%	8/1/10 (2)	3,095	3,290
Clovis CA USD GO	0.000%	8/1/12 (1)	4,715	4,334
Clovis CA USD GO	0.000%	8/1/18 (1)	3,645	2,435
Clovis CA USD GO	0.000%	8/1/25 (1)	11,630	4,606
Compton CA USD GO	5.250%	9/1/13 (1)(Prere.)	1,295	1,492
Compton CA USD GO	5.250%	9/1/13 (1)(Prere.)	1,460	1,682
Compton CA USD GO	5.250%	9/1/13 (1)(Prere.)	1,645	1,895
Contra Costa County CA Public Financing
Lease Rev.	5.000%	6/1/22 (1)	15,300	16,069
Corona-Norco CA USD	0.000%	8/1/20 (12)	1,825	1,064
Corona-Norco CA USD	0.000%	8/1/21 (12)	2,010	1,096
Corona-Norco CA USD	0.000%	8/1/22 (12)	1,700	863
Corona-Norco CA USD	0.000%	8/1/23 (12)	1,000	466
Corona-Norco CA USD	0.000%	8/1/25 (12)	1,325	533
Corona-Norco CA USD	0.000%	8/1/26 (12)	1,530	571
Corona-Norco CA USD	0.000%	8/1/27 (12)	1,500	520
Corona-Norco CA USD	0.000%	8/1/28 (12)	1,290	418
Culver City CA Redev. Financing Auth.	5.375%	11/1/16 (4)	3,260	3,373
Eastern California Muni. Water. Dist.
Water & Sewer COP	5.000%	7/1/26	5,245	5,360
Eastern California Muni. Water. Dist.
Water & Sewer COP	5.000%	7/1/27	6,220	6,310
Eastern California Muni. Water. Dist.
Water & Sewer COP	5.000%	7/1/28	1,000	1,008
Fontana CA Public Finance Auth. Subordinate
Lien Tax Allocation Rev. Bonds	5.000%	10/1/21 (2)	2,145	2,099
Fontana CA Public Finance Auth. Subordinate
Lien Tax Allocation Rev. Bonds	5.000%	10/1/23 (2)	2,875	2,767
Fontana CA Public Finance Auth. Subordinate
Lien Tax Allocation Rev. Bonds	5.000%	10/1/24 (2)	3,475	3,324
Fontana CA Public Finance Auth. Subordinate
Lien Tax Allocation Rev. Bonds	5.000%	10/1/26 (2)	4,480	4,179
Foothill-De Anza CA Community College Dist. GO	6.000%	8/1/11	1,330	1,418
Foothill-De Anza CA Community College Dist. GO	5.000%	8/1/27 (2)	14,820	15,078
Foothill/Eastern Corridor Agency

California Toll Road Rev.	5.250%	1/15/13 (1)	5,000	4,887
Foothill/Eastern Corridor Agency
California Toll Road Rev.	5.375%	1/15/15 (1)	5,000	4,772

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Foothill/Eastern Corridor Agency
California Toll Road Rev.	0.000%	1/1/27 (ETM)	10,000	4,425
Foothill/Eastern Corridor Agency
California Toll Road Rev.	0.000%	1/1/28 (ETM)	7,655	3,199
Fresno CA Sewer Rev.	5.000%	9/1/24 (12)	830	870
Glendale CA School Dist. GO	5.750%	9/1/17 (1)	3,790	3,834
Golden State Tobacco
Securitization Corp. California	5.000%	6/1/13 (2)(Prere.)	1,930	2,130
Golden State Tobacco
Securitization Corp. California	5.500%	6/1/13 (Prere.)	3,550	3,986
Golden State Tobacco
Securitization Corp. California	5.500%	6/1/13 (3)(Prere.)	5,000	5,614
Golden State Tobacco
Securitization Corp. California	6.250%	6/1/13 (Prere.)	89,250	97,563
Golden State Tobacco
Securitization Corp. California	7.800%	6/1/13 (Prere.)	25,170	30,412
Golden State Tobacco
Securitization Corp. California	4.500%	6/1/27	34,655	29,909
Golden State Tobacco
Securitization Corp. California	5.000%	6/1/33	17,500	12,204
Golden State Tobacco
Securitization Corp. California	0.000%	6/1/37	30,000	13,387
Grossmont CA Union High School Dist. GO	0.000%	8/1/28	3,210	1,038
Grossmont CA Union High School Dist. GO	0.000%	8/1/29	6,965	2,095
Grossmont-Cuyamaca CA Community College
Dist. Capital Appreciation	0.000%	8/1/25 (12)	14,010	6,281
Grossmont-Cuyamaca CA Community College
Dist. Capital Appreciation	0.000%	8/1/28 (12)	21,875	8,045
Huntington Beach CA Union High School Dist. GO	5.000%	8/1/27 (4)	3,530	3,576
Imperial Irrigation Dist. of California
(Electric System) COP	5.200%	11/1/09 (1)	3,540	3,597
Inland Empire Tobacco Securitization Auth. Rev.	4.625%	6/1/21	9,675	8,419
Intermodal Container Transfer Fac.
Joint Power Auth. California Rev.	5.000%	11/1/10 (2)	1,470	1,536
Intermodal Container Transfer Fac.
Joint Power Auth. California Rev.	5.000%	11/1/11 (2)	1,665	1,774
Intermodal Container Transfer Fac.
Joint Power Auth. California Rev.	5.125%	11/1/12 (2)	2,540	2,753
Intermodal Container Transfer Fac.
Joint Power Auth. California Rev.	5.125%	11/1/13 (2)	1,870	2,045
Irvine CA Assessment Dist.
Improvement Bonds VRDO	0.850%	6/1/09 (4)	9,545	9,545
Irvine CA Public Fac. & Infrastructure Auth.
Assessment Rev.	4.600%	9/2/15 (2)	2,925	2,819
Irvine CA Public Fac. & Infrastructure Auth.
Assessment Rev.	4.700%	9/2/16 (2)	3,045	2,910
Irvine CA USD Financing Auth. Special Tax	5.000%	9/1/25 (2)	8,645	7,974
Kings River Conservation Dist. California COP	5.000%	5/1/12	2,715	2,700
Kings River Conservation Dist. California COP	5.000%	5/1/13	2,315	2,285
Kings River Conservation Dist. California COP	5.000%	5/1/14	3,500	3,384
Kings River Conservation Dist. California COP	5.000%	5/1/15 (ETM)	2,590	2,988
Kings River Conservation Dist. California COP	5.000%	5/1/15	1,755	1,671
Loma Linda CA Hosp. Rev. (Loma Linda Univ.)	5.000%	12/1/18	8,665	7,692
Long Beach CA Community College Dist. GO	0.000%	6/1/29 (4)	6,380	2,162

Long Beach CA Finance Auth. Lease Rev.	6.000%	11/1/09 (2)	3,735	3,802
Long Beach CA Finance Auth. Lease Rev.	6.000%	11/1/10 (2)	3,860	4,071
Long Beach CA Finance Auth. Lease Rev.	6.000%	11/1/17 (2)	3,670	4,167

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Long Beach CA Finance Auth. Lease Rev.
(Aquarium of the South Pacific)	5.500%	11/1/14 (2)	3,435	3,484
Long Beach CA Finance Auth. Rev.	2.002%	11/15/25	16,845	9,265
Long Beach CA Finance Auth. Rev.	2.022%	11/15/26	22,025	12,114
Los Angeles CA Community College Dist. GO	5.000%	8/1/21 (4)	10,000	10,514
Los Angeles CA Community College Dist. GO	5.000%	8/1/24	6,500	6,790
Los Angeles CA Community College Dist. GO	5.000%	8/1/25	5,000	5,190
Los Angeles CA Community College Dist. GO	5.500%	8/1/25	5,000	5,417
Los Angeles CA Community College Dist. GO	5.000%	8/1/26	6,630	6,821
Los Angeles CA Community College Dist. GO	5.000%	8/1/27	4,250	4,341
Los Angeles CA Community College Dist. GO	5.000%	8/1/27	6,960	7,121
Los Angeles CA Convention & Exhibit Center
Auth. Lease Rev.	6.000%	8/15/10 (1)	10,975	11,625
Los Angeles CA Convention & Exhibit Center
Auth. Lease Rev.	6.125%	8/15/11 (1)	1,300	1,428
Los Angeles CA COP	5.000%	4/1/14 (2)	1,435	1,492
Los Angeles CA COP	5.000%	4/1/15 (2)	1,560	1,615
Los Angeles CA COP	5.000%	4/1/16 (2)	1,725	1,782
Los Angeles CA COP	5.000%	4/1/18 (2)	1,950	2,002
Los Angeles CA Dept. of Airports
International Airport Rev.	5.000%	5/15/13 (1)	10,500	11,359
Los Angeles CA Dept. of Airports
International Airport Rev.	5.000%	5/15/24	4,000	4,090
Los Angeles CA Dept. of Airports
International Airport Rev.	5.250%	5/15/25	3,000	3,078
Los Angeles CA Dept. of Water & Power Rev.	5.125%	10/15/13 (1)(ETM)	3,500	3,546
Los Angeles CA Dept. of Water & Power Rev.	5.250%	7/1/15 (1)	4,600	4,927
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/23 (4)	20,605	21,521
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/23	1,335	1,417
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/24	11,475	11,481
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/24	2,770	2,919
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/26	2,350	2,437
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/27	5,000	5,121
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/27	1,655	1,697
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/28	2,000	2,037
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/29	1,670	1,688
Los Angeles CA GO	5.250%	9/1/12 (3)	2,000	2,210
Los Angeles CA Muni. Improvement Corp.
Lease Rev.	5.000%	9/1/12 (1)	7,480	8,105
Los Angeles CA Muni. Improvement Corp.
Lease Rev.	5.000%	8/1/25 (1)	7,725	7,752
Los Angeles CA Muni. Improvement Corp.
Lease Rev.	5.000%	8/1/28 (1)	8,980	8,881
Los Angeles CA Muni. Improvement Corp.
Lease Rev. (Police Headquarters Fac.)	5.000%	1/1/21 (1)	10,830	11,035
Los Angeles CA Muni. Improvement Corp.
Lease Rev. (Police Headquarters Fac.)	5.000%	1/1/22 (1)	6,500	6,582
Los Angeles CA Muni. Improvement Corp.
Lease Rev. (Police Headquarters Fac.)	5.000%	1/1/23 (1)	14,700	14,875
Los Angeles CA Muni. Improvement Corp.
Lease Rev. (Police Headquarters Fac.)	5.000%	1/1/24 (1)	15,435	15,599
Los Angeles CA USD GO	5.500%	7/1/11 (1)	16,525	17,872
Los Angeles CA USD GO	4.500%	7/1/12 (4)	5,515	5,926
Los Angeles CA USD GO	4.500%	7/1/12 (4)	11,990	12,883
Los Angeles CA USD GO	5.500%	7/1/12 (1)	5,240	5,783
Los Angeles CA USD GO	6.000%	7/1/12 (3)	1,470

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Los Angeles CA USD GO	5.000%	7/1/13 (4)	4,650	5,141
Los Angeles CA USD GO	5.000%	7/1/13	5,000	5,516
Los Angeles CA USD GO	5.000%	7/1/13 (4)(Prere.)	3,900	4,436
Los Angeles CA USD GO	6.000%	7/1/13 (3)	3,745	4,261
Los Angeles CA USD GO	5.000%	7/1/14 (4)	5,000	5,556
Los Angeles CA USD GO	5.000%	7/1/14	5,000	5,541
Los Angeles CA USD GO	6.000%	7/1/14 (3)	1,440	1,653
Los Angeles CA USD GO	5.000%	7/1/16 (3)	2,000	2,215
Los Angeles CA USD GO	5.000%	7/1/16 (4)	3,000	3,295
Los Angeles CA USD GO	5.000%	7/1/17 (4)	5,000	5,473
Los Angeles CA USD GO	5.000%	7/1/18 (2)	4,000	4,328
Los Angeles CA USD GO	5.000%	7/1/18 (2)	5,000	5,460
Los Angeles CA USD GO	5.000%	7/1/19 (3)	5,000	5,230
Los Angeles CA USD GO	5.000%	7/1/19 (3)	5,000	5,303
Los Angeles CA USD GO	5.000%	7/1/20 (2)	14,135	14,884
Los Angeles CA USD GO	5.000%	7/1/21 (2)	15,940	16,660
Los Angeles CA USD GO	5.000%	7/1/22 (2)	16,760	17,351
Los Angeles CA USD GO	4.500%	7/1/23 (4)	30,825	30,649
Los Angeles CA USD GO	5.000%	7/1/23 (2)	6,000	6,232
Los Angeles CA USD GO	5.000%	7/1/23 (4)	12,975	13,585
Los Angeles CA USD GO	5.000%	7/1/24 (4)	6,745	6,994
Los Angeles CA USD GO	5.000%	7/1/24 (4)	17,210	17,846
Los Angeles CA USD GO	5.000%	7/1/25 (2)	10,235	10,418
Los Angeles CA USD GO	5.250%	7/1/25	1,600	1,677
Los Angeles CA USD GO	4.500%	7/1/26 (2)	10,000	9,540
Los Angeles CA USD GO	4.500%	1/1/28 (1)	7,725	7,155
Los Angeles CA USD GO	5.000%	7/1/28 (2)	7,845	7,915
Los Angeles CA Wastewater System Rev.	5.000%	6/1/26 (1)	17,280	17,474
Los Angeles County CA Capital Asset
Leasing Corp. Rev.	6.000%	12/1/11 (2)	2,360	2,567
Los Angeles County CA Capital Asset
Leasing Corp. Rev.	6.000%	12/1/13 (2)	2,760	3,106
Los Angeles County CA Metro. Transp.
Auth. Sales Tax Rev.	6.000%	7/1/11 (2)	2,745	3,006
Los Angeles County CA Metro. Transp.
Auth. Sales Tax Rev.	5.000%	7/1/13 (12)	1,450	1,614
Los Angeles County CA Metro. Transp.
Auth. Sales Tax Rev.	5.000%	7/1/17 (4)	10,000	10,945
Los Angeles County CA Public Works
Financing Auth. Rev.	5.000%	12/1/14 (1)	24,180	25,484
Los Angeles County CA Public Works
Financing Auth. Rev.	5.000%	12/1/15 (1)	8,540	8,975
Los Angeles County CA Public Works
Financing Auth. Rev.	5.250%	10/1/17 (4)	1,000	1,140
Los Angeles County CA Public Works
Financing Auth. Rev.	5.000%	12/1/19 (1)	4,860	4,931
Los Angeles County CA Public Works
Financing Auth. Rev.	5.000%	12/1/20 (1)	6,155	6,205
Los Angeles County CA Public Works
Financing Auth. Rev.	5.000%	12/1/21 (1)	6,460	6,477
Los Angeles County CA Public Works
Financing Auth. Rev.	5.000%	12/1/22 (1)	6,790	6,747
Los Angeles County CA Public Works
Financing Auth. Rev.	5.000%	12/1/23 (1)	2,175	2,142
Los Angeles County CA Public Works
Financing Auth. Rev.	5.000%	12/1/24 (1)	3,095	3,030

California Intermediate-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Los Angeles County CA Schools COP	0.000%	8/1/11 (2)(ETM)	1,945	1,833
	Los Angeles County CA Schools COP	0.000%	8/1/13 (2)(ETM)	2,010	1,753
	Modesto CA Irrigation Dist. COP	5.000%	7/1/17 (1)	3,165	3,314
	Modesto CA Irrigation Dist. COP	5.000%	10/1/21 (2)	2,030	2,093
	Modesto CA Irrigation Dist. COP	5.000%	10/1/22 (2)	2,515	2,572
	Modesto CA Irrigation Dist. COP	5.000%	10/1/23 (2)	2,645	2,695
	Modesto CA Irrigation Dist. COP	5.000%	7/1/27	3,855	3,796
	Modesto CA Irrigation Dist. Finance Auth. Rev.	5.125%	9/1/15 (2)	4,365	4,419
	MSR California Public Power Agency Rev.
	(San Juan Project)	5.000%	7/1/13 (1)	1,500	1,559
	MSR California Public Power Agency Rev.
	(San Juan Project)	6.750%	7/1/20 (1)(ETM)	2,200	2,694
	Natomas CA USD COP PUT	5.000%	2/1/10 (2)	6,895	6,858
	New Haven CA USD GO	12.000%	8/1/12 (4)	3,440	4,485
	New Haven CA USD GO	12.000%	8/1/15 (4)	2,905	4,385
	Newark CA USD GO	0.000%	8/1/10 (4)	1,000	980
3	Newport Beach CA Rev.
	(Hoag Memorial Hosp.) PUT	5.000%	2/7/13	5,000	5,270
	Northern California Gas Auth. No. 1 Rev.	1.259%	7/1/13	19,770	16,607
	Northern California Gas Auth. No. 1 Rev.	1.409%	7/1/17	23,385	16,896
	Northern California Power Agency Rev.	5.250%	8/1/15 (2)	2,000	2,025
	Oakland CA COP	5.000%	4/1/11 (2)	1,855	1,883
	Oakland CA Joint Powers Financing Auth.
	Lease Rev. (Oakland Admin. Bldgs.)	5.000%	8/1/23 (12)	5,000	5,114
	Oakland CA Joint Powers Financing Auth.
	Lease Rev. (Oakland Admin. Bldgs.)	5.000%	8/1/24 (12)	3,695	3,757
	Oakland CA Joint Powers Financing Auth.
	Lease Rev. (Oakland Admin. Bldgs.)	5.000%	8/1/25 (12)	5,405	5,448
	Oakland CA Joint Powers Financing Auth.
	Lease Rev. (Oakland Admin. Bldgs.)	5.000%	8/1/26 (12)	4,190	4,175
	Oakland CA Joint Powers Financing Auth.
	Lease Rev. (Oakland Convention Center)	5.500%	10/1/12 (2)	3,000	3,260
	Oakland CA Joint Powers Financing Auth.
	Lease Rev. (Oakland Convention Center)	5.500%	10/1/13 (2)	1,500	1,647
	Oakland CA Redev. Agency (Central Dist.)	5.500%	9/1/13 (1)	3,990	4,075
	Oakland CA Redev. Agency (Central Dist.)	5.500%	9/1/15 (1)	3,790	3,840
	Oakland CA Redev. Agency (Central Dist.)	5.500%	9/1/16 (1)	6,210	6,290
	Oakland CA Redev. Agency (Central Dist.)	5.000%	9/1/20 (2)	12,870	12,506
	Oakland CA USD GO	5.000%	8/1/19 (4)	13,425	13,549
	Orange County CA Airport Rev.	5.000%	7/1/11 (4)	3,165	3,381
	Orange County CA Airport Rev.	5.000%	7/1/17 (4)	1,725	1,857
	Orange County CA Dev. Agency Tax Allocation	5.250%	9/1/14 (1)	1,415	1,462
	Orange County CA Dev. Agency Tax Allocation	5.250%	9/1/15 (1)	1,485	1,527
	Orange County CA Dev. Agency Tax Allocation	5.375%	9/1/16 (1)	1,570	1,611
	Orange County CA Local Transp. Auth.
	Sales Tax Rev.	5.700%	2/15/11 (2)	15,445	16,569
	Orange County CA Recovery COP	6.000%	6/1/10 (1)(ETM)	3,800	4,009
	Palo Alto CA USD GO	0.000%	8/1/24	15,890	7,737
	Palomar Pomerado Health System California Rev.	5.375%	11/1/10 (1)	2,670	2,696
	Palomar Pomerado Health System California Rev.	5.375%	11/1/12 (1)	7,080	7,105

Pasadena CA Electric Rev.	5.000%	6/1/17 (1)	2,320	2,415
Pasadena CA Electric Rev.	5.000%	6/1/18 (1)	2,535	2,623
Pomona CA Single Family Mortgage Rev.	7.600%	5/1/23 (ETM)	11,550	15,366
Port of Oakland CA Rev.	5.000%	11/1/11 (1)	5,160	5,448
Port of Oakland CA Rev.	5.000%	11/1/12 (1)	2,650	2,825
Port of Oakland CA Rev.	5.000%	11/1/19 (1)	7,750	7,814
Port of Oakland CA Rev.	5.000%	11/1/19 (1)	8,000	8,066

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Port of Oakland CA Rev.	5.000%	11/1/20 (1)	6,400	6,440
Port of Oakland CA Rev.	5.000%	11/1/26 (1)	9,700	9,436
Poway CA USD GO	0.000%	8/1/17	2,000	1,434
Poway CA USD GO	0.000%	8/1/18	4,565	3,049
Poway CA USD GO	0.000%	8/1/19	5,425	3,383
Poway CA USD GO	0.000%	8/1/20	3,280	1,913
Poway CA USD GO	0.000%	8/1/22	8,425	4,278
Poway CA USD GO	0.000%	8/1/24	3,500	1,517
Poway CA USD GO	0.000%	8/1/25	6,750	2,716
Poway CA USD GO	0.000%	8/1/26	4,275	1,596
Poway CA USD GO	0.000%	8/1/28	9,070	2,936
Rancho CA Water Dist. Finance Auth. Rev.	5.500%	11/1/16 (10)	5,480	6,230
Rancho CA Water Dist. Finance Auth. Rev.	5.500%	11/1/17 (10)	5,855	6,640
Rancho Cucamonga CA Redev. Agency Tax
Allocation (Rancho Redev.)	5.000%	9/1/10 (2)	3,820	3,926
Rancho Cucamonga CA Redev. Agency Tax
Allocation (Rancho Redev.)	5.000%	9/1/15 (2)	2,835	2,927
Rancho Cucamonga CA Redev. Agency Tax
Allocation (Rancho Redev.)	5.000%	9/1/16 (2)	5,100	5,219
Rancho Mirage CA Joint Powers Financing Auth.
Rev. (Eisenhower Medical Center)	5.000%	7/1/27	12,000	11,148
Riverside CA Electric Rev.	5.375%	10/1/13 (2)	3,595	3,642
Riverside CA Electric Rev.	5.000%	10/1/24 (4)	1,000	1,048
Riverside CA Electric Rev.	5.000%	10/1/25 (4)	2,000	2,083
Riverside CA Electric Rev.	5.000%	10/1/26 (4)	2,500	2,581
Riverside CA Electric Rev.	5.000%	10/1/27 (4)	3,570	3,658
Rocklin CA USD	0.000%	8/1/23 (1)	7,030	3,278
Rocklin CA USD	0.000%	8/1/24 (1)	2,965	1,285
Roseville CA Natural Gas Financing Auth.	5.000%	2/15/18	2,280	2,062
Roseville CA Natural Gas Financing Auth.	5.000%	2/15/19	10,000	8,925
Sacramento CA Cogeneration Auth. Rev.	5.250%	7/1/11 (1)	4,730	4,786
Sacramento CA Cogeneration Auth. Rev.	5.250%	7/1/14 (1)	5,500	5,560
Sacramento CA Cogeneration Auth. Rev.	5.250%	7/1/15 (1)	5,755	5,817
Sacramento CA Cogeneration Auth. Rev.	5.000%	7/1/17 (1)	4,760	4,784
Sacramento CA Financing Auth. Lease Rev.	5.375%	12/1/12 (4)(Prere.)	4,395	4,995
Sacramento CA Financing Auth. Lease Rev.	5.000%	11/1/14 (1)	4,170	4,317
Sacramento CA Financing Auth. Lease Rev.	5.375%	12/1/14 (4)	1,630	1,789
Sacramento CA Financing Auth. Lease Rev.	5.000%	12/1/19 (1)	12,860	13,322
Sacramento CA Financing Auth. Lease Rev.	5.000%	12/1/20 (1)	13,670	14,011
Sacramento CA Muni. Util. Dist. Rev.	6.250%	8/15/10 (1)	19,475	19,805
Sacramento CA Muni. Util. Dist. Rev.	5.000%	11/15/12 (1)	2,185	2,353
Sacramento CA Muni. Util. Dist. Rev.	5.250%	8/15/13 (4)	1,000	1,060
Sacramento CA Muni. Util. Dist. Rev.	5.250%	8/15/14 (4)	2,500	2,631
Sacramento CA Muni. Util. Dist. Rev.	5.000%	8/15/16 (4)	9,000	10,001
Sacramento CA Muni. Util. Dist. Rev.	5.000%	7/1/17 (1)	4,000	3,823
Sacramento CA Muni. Util. Dist. Rev.	5.250%	7/1/24 (2)	10,000	10,195
Sacramento County CA Airport Rev.	5.000%	7/1/23 (4)	2,000	2,085
Sacramento County CA Airport Rev.	5.000%	7/1/24 (4)	1,785	1,841
Sacramento County CA Airport Rev.	5.000%	7/1/24 (4)	2,500	2,579
Sacramento County CA Public Fac. Finance
Corp.COP (Main Detention Fac.)	5.500%	6/1/10 (1)(ETM)	1,255	1,285
Sacramento County CA Sanitation Dist.
Financing Auth.	6.000%	12/1/13	2,500	2,694
Sacramento County CA Sanitation Dist.
Financing Auth.	6.000%	12/1/15	2,500	2,682

Sacramento County CA Sanitation Dist.
Financing Auth.	5.000%	12/1/20 (1)	2,055	2,184

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Sacramento County CA Sanitation Dist.
Financing Auth.	5.000%	12/1/21 (1)	1,850	1,953
Sacramento County CA Sanitation Dist.
Financing Auth.	5.000%	12/1/22 (1)	5,495	5,757
Sacramento County CA Sanitation Dist.
Financing Auth.	5.000%	12/1/23 (1)	7,030	7,334
Sacramento County CA Water Financing Auth.
Rev. Agency Zones	5.000%	6/1/13 (2)(Prere.)	1,235	1,396
San Bernardino CA Community College Dist.	5.000%	8/1/27 (4)	11,580	11,782
San Bernardino County CA Justice Center and
Airport COP	5.000%	7/1/14 (1)	5,585	5,816
San Bernardino County CA Medical Center COP	5.500%	8/1/17 (1)	5,250	5,594
San Bernardino County CA Medical Center COP	6.500%	8/1/17 (1)	5,000	5,666
San Bernardino County CA Medical Center COP	5.500%	8/1/22 (1)	8,940	9,227
San Bernardino County CA Trans. Auth.
Sales Tax Rev.	5.000%	5/1/12	5,000	5,306
San Diego CA Financing Auth. Lease Rev.	5.250%	4/1/12 (2)	3,000	3,038
San Diego CA Financing Auth. Lease Rev.	5.250%	4/1/14 (2)	5,680	5,753
San Diego CA Public Fac. Financing Auth.
Sewer Rev.	5.000%	5/15/27	6,000	6,005
San Diego CA USD GO	0.000%	7/1/14 (1)	3,400	2,884
San Diego CA USD GO	5.500%	7/1/17 (1)	2,595	2,919
San Diego CA USD GO	0.000%	7/1/18 (1)	9,500	6,374
San Diego CA USD GO	5.500%	7/1/20 (1)	11,390	12,617
San Diego CA USD GO	5.500%	7/1/20 (4)	9,490	10,736
San Diego CA USD GO	5.500%	7/1/21 (4)	11,470	12,988
San Diego CA USD GO	5.500%	7/1/22 (4)	12,790	14,416
San Diego CA USD GO	5.500%	7/1/23 (4)	9,210	10,353
San Diego CA USD GO	0.000%	7/1/26	8,425	3,203
San Diego CA USD GO	5.500%	7/1/26 (4)	7,490	8,376
San Diego CA USD GO	0.000%	7/1/27	8,500	3,016
San Diego CA USD GO	0.000%	7/1/28	8,000	2,646
San Diego CA Water Auth. Rev. COP	5.250%	5/1/15 (1)	6,215	7,039
San Diego CA Water Auth. Rev. COP	5.250%	5/1/16 (1)	7,880	8,956
San Diego CA Water Auth. Rev. COP	5.250%	5/1/21 (1)	6,725	7,462
San Diego CA Water Auth. Rev. COP	5.250%	5/1/22 (1)	7,075	7,805
San Diego CA Water Auth. Rev. COP	5.000%	5/1/24 (4)	6,000	6,292
San Diego County CA COP	5.000%	2/1/22 (2)	2,000	2,029
San Diego County CA COP	5.000%	2/1/24 (2)	1,500	1,515
San Diego County CA COP	5.000%	2/1/26 (2)	1,000	994
San Diego County CA Regional Building Auth.	5.000%	2/1/23	4,285	4,495
San Diego County CA Regional Building Auth.	5.000%	2/1/25	4,820	4,961
San Diego County CA Regional Building Auth.	5.250%	2/1/26	1,140	1,170
San Diego County CA Regional Building Auth.	5.000%	2/1/27	2,420	2,449
San Diego County CA Regional Building Auth.	5.500%	2/1/28	5,780	6,040
San Francisco CA City & County COP
(San Bruno Jail)	5.250%	10/1/14 (2)	2,860	2,926
San Francisco CA City & County COP
(San Bruno Jail)	5.125%	10/1/17 (2)	1,000	1,023
San Francisco CA City & County GO
(Laguna Honda Hosp.)	5.000%	6/15/16 (2)	8,000	8,730
San Francisco CA City & County
International Airport Rev.	5.250%	5/1/12 (1)(Prere.)	4,015	4,462

San Francisco CA City & County
International Airport Rev.	5.250%	5/1/13 (1)	2,430	2,584
San Francisco CA City & County
International Airport Rev.	5.250%	5/1/14 (1)	3,185	3,358

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
San Francisco CA City & County
International Airport Rev.	5.250%	5/1/26	25,000	25,390
San Francisco CA City & County
International Airport Rev.	5.000%	5/1/27 (1)	13,075	12,937
San Francisco CA City & County Redev.
Agency Lease Rev. (Moscone Center)	5.000%	7/1/16 (4)	3,270	3,497
San Francisco CA City & County Water Rev.	5.000%	11/1/17 (1)	4,865	5,216
San Joaquin County CA Delta Community
College Dist. Election GO	0.000%	8/1/26 (4)	15,500	5,787
San Joaquin County CA Delta Community
College Dist. Election GO	0.000%	8/1/27 (4)	15,500	5,378
San Joaquin County CA Transp. Auth. Rev. Notes	5.000%	4/1/11	10,000	10,487
San Joaquin Hills CA Transp. Corridor Agency
Toll Road Rev.	0.000%	1/15/11 (1)	7,140	6,613
San Joaquin Hills CA Transp. Corridor Agency
Toll Road Rev.	0.000%	1/15/14 (1)	5,500	4,239
San Joaquin Hills CA Transp. Corridor Agency
Toll Road Rev.	0.000%	1/1/23 (ETM)	16,000	8,951
San Joaquin Hills CA Transp. Corridor Agency
Toll Road Rev.	0.000%	1/1/25 (ETM)	17,750	8,843
San Joaquin Hills CA Transp. Corridor Agency
Toll Road Rev.	0.000%	1/1/26 (ETM)	14,350	6,748
San Jose CA Airport Rev.	5.375%	3/1/13 (4)	4,945	5,399
San Jose CA Airport Rev.	5.375%	3/1/14 (4)	7,550	8,152
San Jose CA Airport Rev.	5.375%	3/1/15 (4)	7,950	8,522
San Jose CA Airport Rev.	5.000%	3/1/24 (2)	2,035	2,022
San Jose CA Airport Rev.	5.000%	3/1/25 (2)	3,385	3,323
San Jose CA Airport Rev.	5.000%	3/1/26 (2)	3,850	3,722
San Jose CA Financing Auth. Lease Rev.	5.000%	9/1/13 (1)	9,570	10,106
San Jose CA Redev. Agency	5.250%	8/1/13 (1)	5,000	5,153
San Jose CA Redev. Agency	5.250%	8/1/14 (1)	5,000	5,140
San Jose CA Redev. Agency	5.000%	8/1/24 (1)	23,360	21,074
San Jose CA Redev. Agency	5.000%	8/1/25 (1)	18,505	16,499
San Mateo CA Redev. Auth. Tax Allocation	5.000%	8/1/11 (Prere.)	1,000	1,086
San Mateo CA Redev. Auth. Tax Allocation	5.200%	8/1/11 (Prere.)	2,045	2,230
San Mateo CA Union High School Dist. GO	0.000%	9/1/10 (1)	1,200	1,172
San Mateo CA Union High School Dist. GO	0.000%	9/1/12 (1)	1,180	1,082
San Mateo CA Union High School Dist. GO	0.000%	9/1/13 (1)	1,715	1,518
San Mateo CA Union High School Dist. GO	0.000%	9/1/14 (1)	1,500	1,265
San Mateo County CA Community
College Dist. GO	5.375%	9/1/15 (1)	1,300	1,426
San Mateo County CA Community
College Dist. GO	0.000%	9/1/21 (1)	4,645	2,568
San Mateo County CA Community
College Dist. GO	0.000%	9/1/22 (1)	5,675	2,914
San Mateo County CA Community
College Dist. GO	0.000%	9/1/24 (1)	2,825	1,244
San Mateo County CA Community
College Dist. GO	0.000%	9/1/25 (1)	4,000	1,634
San Mateo County CA Community
College Dist. GO	5.000%	9/1/26	3,170	3,249
San Mateo County CA Joint Powers Auth.
Lease Rev.	4.625%	7/15/25	2,455	2,426
San Mateo County CA Joint Powers Auth.
Lease Rev.	5.250%	7/15/28	2,000	2,033
Santa Ana CA Community Redev. Agency

Tax Allocation (South Main Street)	5.000%	9/1/18 (1)	2,685	2,776

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Santa Ana CA Finance Auth. Rev.	5.375%	9/1/09 (1)	3,040	3,071
Santa Ana CA Finance Auth. Rev.	5.375%	9/1/10 (1)	1,600	1,631
Santa Barbara County CA COP	5.250%	12/1/12 (2)	1,000	1,095
Santa Barbara County CA COP	5.250%	12/1/13 (2)	2,355	2,580
Santa Barbara County CA COP	5.250%	12/1/15 (2)	1,065	1,167
Santa Barbara County CA COP	5.250%	12/1/16 (2)	1,760	1,928
Santa Clara CA Electric Rev.	5.250%	7/1/18 (1)	1,720	1,822
Santa Clara County CA Financing Auth. Lease Rev.	7.750%	11/15/10 (2)	4,500	4,912
Santa Clara County CA Financing Auth. Lease Rev.	5.500%	5/15/11 (2)	4,535	4,749
Santa Clara County CA Financing Auth. Lease Rev.	7.750%	11/15/11 (2)	1,000	1,142
Santa Clara County CA Financing Auth. Lease Rev.	5.500%	5/15/12 (2)	4,785	5,002
Santa Clara County CA Financing Auth. Lease Rev.	5.000%	11/15/17	11,540	12,913
Santa Clara County CA Financing Auth. Lease Rev.	5.000%	11/15/18	7,920	8,805
Santa Clara County CA Financing Auth. Lease Rev.	5.000%	5/15/28	15,150	15,269
Santa Margarita/Dana Point CA Auth. Rev.	5.500%	8/1/09 (2)	3,860	3,878
Santa Margarita/Dana Point CA Auth. Rev.	7.250%	8/1/09 (1)	2,000	2,015
Santa Margarita/Dana Point CA Auth. Rev.	5.500%	8/1/10 (2)	2,245	2,254
Santa Margarita/Dana Point CA Auth. Rev.	7.250%	8/1/10 (1)	4,630	4,852
Santa Monica CA Community College Dist.	0.000%	8/1/26	11,025	4,460
Santa Rosa CA Waste Water Rev.	0.000%	9/1/28 (4)	11,095	3,992
Simi Valley CA USD	0.000%	8/1/26 (4)	3,030	1,086
Simi Valley CA USD	0.000%	8/1/27 (4)	2,900	962
Solano County CA COP	5.000%	11/1/17 (1)	4,110	4,538
Solano County CA COP	5.000%	11/1/18 (1)	3,810	4,142
Solano County CA COP	5.000%	11/1/19 (1)	3,995	4,280
Solano County CA COP	5.000%	11/1/20 (1)	4,195	4,444
Solano County CA COP	5.000%	11/1/21 (1)	4,405	4,630
South Orange County CA Public Finance Auth. Rev.	7.000%	9/1/09 (1)	5,000	5,050
South Orange County CA Public Finance Auth. Rev.	7.000%	9/1/10 (1)	3,300	3,452
South Orange County CA Public Finance Auth. Rev.	7.000%	9/1/11 (1)	3,490	3,699
South Orange County CA Public Finance Auth. Rev.	5.375%	8/15/12 (4)	5,605	5,703
South Orange County CA Public Finance Auth. Rev.	5.250%	8/15/13 (2)	2,290	2,315
South San Francisco CA Redev. Agency
Tax Allocation	5.000%	9/1/31 (1)	7,255	6,157
Southern California Public Power Auth.
(Natural Gas Project) Rev.	5.250%	11/1/23	5,250	5,044
Southern California Public Power Auth.
(Natural Gas Project) Rev.	5.250%	11/1/24	5,000	4,698
Southern California Public Power Auth.
(Natural Gas Project) Rev.	5.250%	11/1/25	5,000	4,686
Southern California Public Power Auth.
(Natural Gas Project) Rev.	5.250%	11/1/26	2,500	2,339
Southern California Public Power Auth. Rev.
(San Juan Unit)	5.500%	1/1/13 (4)	3,500	3,903

Southern California Public Power Auth. Rev.
(Transmission Project)	5.000%	7/1/23	5,000	5,215
Tobacco Securitization Auth. Rev.
(Southern California Tobacco Settlement)	4.750%	6/1/25	9,240	7,564
Tulare County CA COP	5.000%	8/15/15 (1)	6,460	6,871
Univ. of California Regents	5.000%	5/15/19 (1)	5,075	5,420
Univ. of California Regents	5.000%	5/15/20 (1)	5,065	5,366
Univ. of California Regents	5.000%	5/15/25	19,385	19,975
Univ. of California Regents	5.000%	5/15/26	14,095	14,410
Univ. of California Rev.	3.000%	5/15/11	1,235	1,276
Univ. of California Rev.	3.000%	5/15/12	2,000	2,070
Univ. of California Rev.	5.000%	5/15/17 (4)	20,620	22,835
Univ. of California Rev.	5.000%	5/15/18 (4)	10,000	10,938

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Univ. of California Rev.	5.000%	5/15/19 (4)	4,275	4,624
Univ. of California Rev.	5.000%	5/15/20 (4)	30,900	33,125
Univ. of California Rev.	5.000%	5/15/21 (4)	14,915	15,876
Univ. of California Rev.	5.750%	5/15/25	3,000	3,334
Univ. of California Rev.	5.000%	5/15/26 (1)	10,000	10,304
Univ. of California Rev. (Multiple Purpose Project)	5.125%	9/1/09 (3)(Prere.)	3,150	3,220
Univ. of California Rev. (Multiple Purpose Project)	5.000%	9/1/11 (4)(Prere.)	4,820	5,291
Univ. of California Rev. (San Diego Medical Center)	5.125%	12/1/14 (4)	4,290	4,449
Univ. of California Rev. (San Diego Medical Center)	5.125%	12/1/15 (4)	4,515	4,662
Ventura County CA Community College Dist. GO	5.000%	8/1/16 (1)	3,100	3,387
Ventura County CA Community College Dist. GO	5.000%	8/1/17 (1)	2,300	2,513
Ventura County CA Community College Dist. GO	0.000%	8/1/28	15,000	4,856
Ventura County CA COP Public Finance Auth.	5.375%	8/15/13 (4)	4,320	4,354
Vista CA USD GO	5.375%	8/1/12 (4)(Prere.)	1,695	1,906
Vista CA USD GO	5.375%	8/1/12 (4)(Prere.)	1,455	1,636
Vista CA USD GO	5.375%	8/1/15 (4)	150	163
Vista CA USD GO	5.375%	8/1/16 (4)	190	206
Vista CA USD GO	5.375%	8/1/17 (4)	160	174
West Contra Costa CA USD	6.000%	8/1/26	5,000	5,474
Western Placer County CA USD PUT	3.625%	12/1/09 (4)	8,500	8,589
				4,536,072
Puerto Rico (2.5%)
Puerto Rico Aqueduct & Sewer Auth. Rev.	6.250%	7/1/12 (1)(ETM)	1,000	1,146
Puerto Rico Electric Power Auth. Rev.	5.000%	7/1/10	7,500	7,621
Puerto Rico Electric Power Auth. Rev.	5.000%	7/1/11	12,500	12,783
Puerto Rico Electric Power Auth. Rev.	5.500%	7/1/11 (4)	6,050	6,275
Puerto Rico Electric Power Auth. Rev.	6.000%	7/1/12 (1)	8,235	8,630
Puerto Rico GO	6.500%	7/1/11 (1)	2,500	2,635
Puerto Rico Highway & Transp. Auth. Rev.	5.500%	7/1/13 (1)	2,250	2,308
Puerto Rico Infrastructure Financing Auth.
Special Tax Rev.	5.500%	7/1/21 (3)	5,000	4,900
Puerto Rico Infrastructure Financing Auth.
Special Tax Rev.	5.500%	7/1/23 (3)	5,835	5,544
Puerto Rico Muni. Finance Agency	5.625%	8/1/10 (4)	17,775	18,050
Puerto Rico Muni. Finance Agency	5.750%	8/1/11 (4)	13,560	13,758
Puerto Rico Muni. Finance Agency	5.750%	8/1/11 (4)	7,750	7,863
Puerto Rico Muni. Finance Agency	5.000%	7/1/14 (11)	1,360	1,365
Puerto Rico Muni. Finance Agency	5.250%	7/1/16 (11)	1,400	1,404
Puerto Rico Muni. Finance Agency	5.250%	7/1/18 (11)	1,000	988
Puerto Rico Public Finance Corp. PUT	5.750%	2/1/12 LOC	20,000	20,389
				115,659
Virgin Islands (0.0%)
Virgin Islands Public Finance Auth. Rev.	5.250%	10/1/15	2,200	2,191
Total Tax-Exempt Municipal Bonds (Cost $4,695,792)				4,653,922
Other Assets and Liabilities (1.4%)
Other Assets				92,381
Liabilities				(24,156)
				68,225
Net Assets (100%)				4,722,147

California Intermediate-Term Tax-Exempt Fund

At May 31, 2009, net assets consisted of:
Amount
($000)
Paid-in Capital	4,859,440
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(95,376)
Unrealized Appreciation (Depreciation)
Investment Securities	(41,870)
Futures Contracts	(47)
Net Assets	4,722,147

Investor Shares—Net Assets
Applicable to 126,204,331 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,343,967
Net Asset Value Per Share—Investor Shares	$10.65

Admiral Shares—Net Assets
Applicable to 317,225,391 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,378,180
Net Asset Value Per Share—Admiral Shares	$10.65

•  See Note A in Notes to Financial Statements.

1  Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2009, the value of this security represented 0.3% of net assets.

2  Securities with a value of $1,369,000 have been segregated as initial margin for open futures contracts.

3  Security purchased on a when-issued or delayed delivery basis for which the fund has not taken delivery as of May 31, 2009. See accompanying Notes, which are an integral part of the Financial Statements.

A key to abbreviations and other references follows the Statement of Net Assets.

California Intermediate-Term Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.

BAN—Bond Anticipation Note.

COP—Certificate of Participation.

CP—Commercial Paper.

FR—Floating Rate.

GAN—Grant Anticipation Note.

GO—General Obligation Bond.

IDA—Industrial Development Authority Bond.

IDR—Industrial Development Revenue Bond.

PCR—Pollution Control Revenue Bond.

PUT—Put Option Obligation.

RAN—Revenue Anticipation Note.

TAN—Tax Anticipation Note.

TOB—Tender Option Bond.

TRAN—Tax Revenue Anticipation Note.

UFSD—Union Free School District.

USD—United School District.

VRDO—Variable Rate Demand Obligation.

(ETM)—Escrowed to Maturity.

(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:

(1) MBIA (Municipal Bond Insurance Association).

(2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company).

(4) FSA (Financial Security Assurance).

(5) BIGI (Bond Investors Guaranty Insurance).

(6) Connie Lee Inc.

(7) FHA (Federal Housing Authority).

(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation.

(10) XL Capital Assurance Inc.

(12) Assured Guaranty Corp.

(13) National Indemnity Co. (Berkshire Hathaway).

The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

California Intermediate-Term Tax-Exempt Fund

Statement of Operations

Six Months Ended
May 31, 2009
($000)
Investment Income
Income
Interest	93,959
Total Income	93,959
Expenses
The Vanguard Group—Note B
Investment Advisory Services	226
Management and Administrative—Investor Shares	1,010
Management and Administrative—Admiral Shares	1,229
Marketing and Distribution—Investor Shares	213
Marketing and Distribution—Admiral Shares	497
Custodian Fees	16
Shareholders’ Reports—Investor Shares	12
Shareholders’ Reports—Admiral Shares	4
Trustees’ Fees and Expenses	3
Total Expenses	3,210
Net Investment Income	90,749
Realized Net Gain (Loss)
Investment Securities Sold	(32,147)
Futures Contracts	(9,326)
Realized Net Gain (Loss)	(41,473)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	221,457
Futures Contracts	4,468
Change in Unrealized Appreciation (Depreciation)	225,925
Net Increase (Decrease) in Net Assets Resulting from Operations	275,201

See accompanying Notes, which are an integral part of the Financial Statements.

California Intermediate-Term Tax-Exempt Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31,	November 30,
	2009	2008
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	90,749	188,084
Realized Net Gain (Loss)	(41,473)	(27,146)
Change in Unrealized Appreciation (Depreciation)	225,925	(303,290)
Net Increase (Decrease) in Net Assets Resulting from Operations	275,201	(142,352)
Distributions
Net Investment Income
Investor Shares	(25,989)	(53,517)
Admiral Shares	(64,760)	(134,567)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(90,749)	(188,084)
Capital Share Transactions
Investor Shares	(30,115)	170,729
Admiral Shares	37,800	330,503
Net Increase (Decrease) from Capital Share Transactions	7,685	501,232
Total Increase (Decrease)	192,137	170,796
Net Assets
Beginning of Period	4,530,010	4,359,214
End of Period	4,722,147	4,530,010

See accompanying Notes, which are an integral part of the Financial Statements.

California Intermediate-Term Tax-Exempt Fund

Financial Highlights

Investor Shares

	Six Months
	Ended
For a Share Outstanding	May 31,	Year Ended November 30,
Throughout Each Period	2009	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$10.21	$10.92	$11.09	$10.95	$11.15	$11.44
Investment Operations
Net Investment Income	.206	.425	.435	.438	.434	.440
Net Realized and Unrealized Gain
(Loss) on Investments	.440	(.710)	(.170)	.140	(.200)	(.171)
Total from Investment Operations	.646	(.285)	.265	.578	.234	.269
Distributions
Dividends from Net Investment Income	(.206)	(.425)	(.435)	(.438)	(.434)	(.440)
Distributions from Realized Capital Gains	—	—	—	—	—	(.119)
Total Distributions	(.206)	(.425)	(.435)	(.438)	(.434)	(.559)
Net Asset Value, End of Period	$10.65	$10.21	$10.92	$11.09	$10.95	$11.15

Total Return[1]	6.37%	–2.71%	2.46%	5.40%	2.11%	2.41%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,344	$1,320	$1,243	$1,068	$1,002	$1,500
Ratio of Total Expenses to
Average Net Assets	0.20%[2]	0.15%	0.15%	0.16%	0.16%	0.15%
Ratio of Net Investment Income to
Average Net Assets	3.94%[2]	3.96%	3.97%	4.00%	3.90%	3.91%
Portfolio Turnover Rate	21%[2]	25%	11%	7%	12%	14%

1  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2  Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

California Intermediate-Term Tax-Exempt Fund

Financial Highlights

Admiral Shares

	Six Months
	Ended
For a Share Outstanding	May 31,	Year Ended November 30,
Throughout Each Period	2009	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$10.21	$10.92	$11.09	$10.95	$11.15	$11.44
Investment Operations
Net Investment Income	.210	.432	.443	.446	.442	.446
Net Realized and Unrealized Gain
(Loss) on Investments	.440	(.710)	(.170)	.140	(.200)	(.171)
Total from Investment Operations	.650	(.278)	.273	.586	.242	.275
Distributions
Dividends from Net Investment Income	(.210)	(.432)	(.443)	(.446)	(.442)	(.446)
Distributions from Realized Capital Gains	—	—	—	—	—	(.119)
Total Distributions	(.210)	(.432)	(.443)	(.446)	(.442)	(.565)
Net Asset Value, End of Period	$10.65	$10.21	$10.92	$11.09	$10.95	$11.15

Total Return	6.41%	–2.64%	2.53%	5.48%	2.18%	2.47%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,378	$3,210	$3,116	$2,388	$1,847	$1,082
Ratio of Total Expenses to
Average Net Assets	0.12%[1]	0.08%	0.08%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to
Average Net Assets	4.02%[1]	4.03%	4.04%	4.07%	3.98%	3.97%
Portfolio Turnover Rate	21%[1]	25%	11%	7%	12%	14%

1 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

California Intermediate-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard California Intermediate-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state of California. The fund offers two classes of shares, Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended November 30, 2005–2008) and for the period ended May 31, 2009, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution

California Intermediate-Term Tax-Exempt Fund

expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At May 31, 2009, the fund had contributed capital of $1,174,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.47% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at November 30, 2008, the fund had available realized losses of $55,741,000 to offset future net capital gains of $4,252,000 through November 30, 2012, $2,524,000 through November 30, 2013, $6,523,000 through November 30, 2014, $3,936,000 through November 30, 2015, and $38,506,000 through November 30, 2016. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending November 30, 2009; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

The fund had realized losses totaling $2,678,000 through November 30, 2008, which are deferred for tax purposes and reduce the amount of tax-basis unrealized appreciation on investment securities.

At May 31, 2009, the cost of investment securities for tax purposes was $4,698,470,000. Net unrealized depreciation of investment securities for tax purposes was $44,548,000, consisting of unrealized gains of $71,694,000 on securities that had risen in value since their purchase and $116,242,000 in unrealized losses on securities that had fallen in value since their purchase.

At May 31, 2009, the aggregate settlement value of open futures contracts expiring in September 2009 and the related unrealized appreciation (depreciation) were:

($000)
	Number of	Aggregate	Unrealized
	Long (Short)	Settlement	Appreciation
Futures Contracts	Contracts	Value	(Depreciation)
30-Year U.S. Treasury Bond	(148)	17,413	(47)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. During the six months ended May 31, 2009, the fund purchased $478,160,000 of investment securities and sold $463,323,000 of investment securities, other than temporary cash investments.

California Intermediate-Term Tax-Exempt Fund

E. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	May 31, 2009		November 30, 2008
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	279,416	26,677	663,727	61,829
Issued in Lieu of Cash Distributions	22,922	2,181	47,508	4,458
Redeemed	(332,453)	(31,903)	(540,506)	(50,849)
Net Increase (Decrease)—Investor Shares	(30,115)	(3,045)	170,729	15,438
Admiral Shares
Issued	562,647	53,647	1,324,185	123,051
Issued in Lieu of Cash Distributions	48,839	4,647	103,780	9,737
Redeemed	(573,686)	(55,323)	(1,097,462)	(103,830)
Net Increase (Decrease)—Admiral Shares	37,800	2,971	330,503	28,958

F. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of May 31, 2009, based on the inputs used to value them:

	Investments	Futures
	in Securities	Contracts
Valuation Inputs	($000)	($000)
Level 1—Quoted prices	—	(47)
Level 2—Other significant observable inputs	4,653,922	—
Level 3—Significant unobservable inputs	—	—
Total	4,653,922	(47)

California Long-Term Tax-Exempt Fund

Fund Profile

As of May 31, 2009

Financial Attributes
		Comparative	Broad
	Fund	Index[1]	Index[2]
Number of Issues	409	8,063	45,646
Yield[3]		3.9%	3.9%
Investor Shares	4.1%
Admiral Shares	4.2%
Yield to Maturity	4.5%[4]	3.9%	3.9%
Average Coupon	4.4%	5.0%	5.0%
Average Effective
Maturity	12.3 years	9.8 years	13.3 years
Average Quality	A+	AA	AA
Average Duration	7.5 years	7.2 years	8.3 years
Expense Ratio[5]		—	—
Investor Shares	0.20%
Admiral Shares	0.12%
Short-Term Reserves	3.0%	—	—

Distribution by Maturity (% of portfolio)

Under 1 Year	7.2%
1–5 Years	22.6
5–10 Years	26.7
10–20 Years	17.3
20–30 Years	20.3
Over 30 Years	5.9

Volatility Measures[6]
	Fund Versus	Fund Versus
	Comparative Index[1]	Broad Index[2]
R-Squared	0.81	0.94
Beta	1.02	1.09

Distribution by Credit Quality (% of portfolio)

AAA	12.3%
AA	43.8
A	37.5
BBB	6.1
Other	0.3

Investment Focus

1 Barclays Capital 10 Year Municipal Bond Index. 2 Barclays Capital Municipal Bond Index.

3  30-day SEC yield for the fund; index yield assumes that all bonds are called or prepaid at the earliest possible dates. See the Glossary.

4 Before expenses.

5 The fund expense ratios shown are from the prospectus dated March 27, 2009, and represent estimated costs for the current fiscal year based on the fund’s current net assets. For the six months ended May 31, 2009, the expense ratios were 0.20% for Investor Shares and 0.12% for Admiral Shares.

6 For an explanation of R-squared, beta, and other terms used here, see the Glossary.

California Long-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): November 30, 1998–May 31, 2009

				Barclays
	Investor Shares			Capital[1]
Fiscal	Capital	Income	Total	Total
Year	Return	Return	Return	Return
1999	–7.0%	4.8%	–2.2%	–0.4%
2000	5.5	5.6	11.1	7.7
2001	2.6	5.1	7.7	8.2
2002	0.5	4.9	5.4	6.7
2003	2.2	4.8	7.0	6.9
2004	–1.3	4.6	3.3	4.0
2005	–0.3	4.5	4.2	3.0
2006	2.0	4.7	6.7	6.2
2007	–3.4	4.6	1.2	3.5
2008	–11.1	4.2	–6.9	–0.4
2009[2]	5.4	2.4	7.8	8.2

Average Annual Total Returns: Periods Ended March 31, 2009

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Investor Shares[3]	4/7/1986	–2.01%	1.94%	–0.88%	4.76%	3.88%
Admiral Shares	11/12/2001	–1.94	2.01	–1.68[4]	4.67[4]	2.99[4]

1 Barclays Capital 10 Year Municipal Bond Index. 2 Six months ended May 31, 2009.

3  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

4 Return since inception.

Note: See Financial Highlights tables for dividend and capital gains information.

California Long-Term Tax-Exempt Fund

Financial Statements (unaudited)

Statement of Net Assets

As of May 31, 2009

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.3%)
California (98.2%)
	ABAG Finance Auth. for Non-Profit Corp. California
	(Acacia Creek) VRDO	0.200%	6/1/09	3,200	3,200
	ABAG Finance Auth. for Non-Profit Corp. California
	(Children’s Hosp. Medical Center) COP	6.000%	12/1/09 (2)(Prere.)	3,000	3,115
	ABAG Finance Auth. for Non-Profit Corp. California
	(Oshman Family Jewish Community) VRDO	0.200%	6/1/09 LOC	7,200	7,200
	ABAG Finance Auth. for Non-Profit Corp. California
	(School of the Mechanical Arts)	5.250%	10/1/26	1,000	993
	ABAG Finance Auth. for Non-Profit Corp. California
	(School of the Mechanical Arts)	5.300%	10/1/32	3,180	3,009
	Alameda CA Corridor Transp. Auth. Rev.	5.125%	10/1/17 (1)	5,000	5,105
	Alameda CA Corridor Transp. Auth. Rev.	5.125%	10/1/18 (1)	2,000	2,041
	Alameda CA Corridor Transp. Auth. Rev.	0.000%	10/1/30 (2)	30,375	7,750
	Alameda County CA USD	0.000%	8/1/24 (4)	3,510	1,519
	Alameda County CA USD	0.000%	8/1/29 (4)	5,000	1,502
	Anaheim CA Public Finance Auth.
	Distribution System Rev.	5.000%	10/1/21 (1)	3,390	3,502
	Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/20	2,680	2,896
	Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/31	2,395	2,398
	Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/31	10,000	10,011
	Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/39	15,275	14,859
	Cabrillo CA Community College Dist. Rev.	0.000%	5/1/26 (2)	9,000	3,230
	Cabrillo CA Community College Dist. Rev.	0.000%	8/1/28 (1)	2,250	836
	California County CA Tobacco
	Securitization Agency	0.000%	6/1/28	7,500	4,528
	California County CA Tobacco
	Securitization Agency	0.000%	6/1/36	7,500	4,110
	California Dept. of Water Resources Water
	System Rev. (Central Valley)	5.000%	12/1/25	8,810	9,466
	California Educ. Fac. Auth. Rev.
	(Claremont Graduate Univ.)	5.000%	3/1/42	8,330	7,248
	California Educ. Fac. Auth. Rev.
	(College of Arts & Crafts)	6.875%	6/1/19	1,615	1,555
	California Educ. Fac. Auth. Rev.
	(College of Arts & Crafts)	5.750%	6/1/25	2,000	1,601
	California Educ. Fac. Auth. Rev. (Pomona College)	0.000%	7/1/34	3,155	793
	California Educ. Fac. Auth. Rev. (Pomona College)	0.000%	7/1/35	3,155	748
	California Educ. Fac. Auth. Rev. (Pomona College)	0.000%	7/1/36	3,155	705
1	California Educ. Fac. Auth. Rev. (Pomona College)	0.000%	7/1/37	3,155	668

California Long-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
1	California Educ. Fac. Auth. Rev. (Pomona College)	0.000%	7/1/39	2,805	531
	California Educ. Fac. Auth. Rev. (St. Marys) VRDO	0.150%	6/5/09 LOC	20,100	20,100
	California Educ. Fac. Auth. Rev.
	(Univ. of Southern California)	5.250%	10/1/38	1,250	1,298
	California Educ. Fac. Auth. Rev.
	(Univ. of The Pacific)	5.000%	11/1/25	2,000	1,864
	California Educ. Fac. Auth. Rev.
	(Univ. of The Pacific)	5.000%	11/1/30	3,500	3,069
	California Educ. Fac. Auth. Rev.
	(Univ. of The Pacific)	5.000%	11/1/36	8,985	7,438
	California GO	6.250%	9/1/12 (3)	9,000	9,559
	California GO	7.000%	11/1/13 (1)	65	66
	California GO	5.000%	10/1/14	1,900	2,052
	California GO	5.250%	10/1/14 (3)	1,955	1,980
	California GO	5.000%	11/1/14	32,840	35,477
	California GO	6.000%	8/1/19 (3)	210	210
	California GO	5.000%	11/1/22	1,000	1,007
	California GO	5.000%	9/1/25	16,950	16,622
	California GO	5.125%	2/1/26	15,325	15,197
	California GO	5.000%	6/1/26 (1)	40,000	38,884
	California GO	5.000%	9/1/28	15,350	14,708
	California GO	5.750%	4/1/31	15,000	15,212
	California GO	5.000%	6/1/32	35,000	32,217
	California GO	6.500%	4/1/33	30,000	32,610
	California GO	5.000%	6/1/34	32,500	29,576
	California GO	5.000%	8/1/34	5,000	4,546
	California GO	5.250%	3/1/38	22,740	21,238
	California GO	6.000%	4/1/38	36,840	37,828
	California GO	5.250%	8/1/38	10,000	9,336
	California GO (Kindergarten-Univ.) VRDO	0.150%	6/1/09 LOC	1,575	1,575
	California GO (Kindergarten-Univ.) VRDO	0.160%	6/1/09 LOC	10,645	10,645
	California GO (Kindergarten-Univ.) VRDO	0.200%	6/1/09 LOC	7,925	7,925
	California GO CP	3.250%	6/3/09	2,800	2,801
	California GO CP	3.250%	6/5/09	2,000	2,001
	California GO VRDO	0.130%	6/5/09 LOC	16,310	16,310
	California Health Fac. Finance Auth. Rev.
	(Adventist Health System)	5.000%	3/1/33	7,950	7,004
	California Health Fac. Finance Auth. Rev.
	(California-Nevada Methodist)	5.000%	7/1/36	2,075	1,764
	California Health Fac. Finance Auth. Rev.
	(Casa Colina)	6.125%	4/1/32	10,000	8,692
	California Health Fac. Finance Auth. Rev.
	(Catholic Healthcare West)	4.750%	7/1/19 (1)	765	757
	California Health Fac. Finance Auth. Rev.
	(Catholic Healthcare West)	6.000%	7/1/39	5,000	5,060
	California Health Fac. Finance Auth. Rev.
	(Catholic Healthcare West) VRDO	0.200%	6/5/09 LOC	14,000	14,000
	California Health Fac. Finance Auth. Rev.
	(Cedars-Sinai Medical Center)	5.000%	11/15/27	7,000	6,652
	California Health Fac. Finance Auth. Rev.
	(Providence Health & Services)	6.500%	10/1/33	2,000	2,144
	California Health Fac. Finance Auth. Rev.
	(Stanford Hospital) PUT	3.450%	6/15/11	5,000	5,143
	California Health Fac. Finance Auth. Rev.
	(Sutter Health)	5.250%	8/15/22	5,000	5,154
	California Health Fac. Finance Auth. Rev.
	(Sutter Health)	5.250%	11/15/46	37,500	34,308

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Housing Finance Agency
Home Mortgage	5.500%	8/1/38	5,000	5,016
California Housing Finance Agency
Home Mortgage Rev.	6.050%	8/1/27 (2)(7)	5,000	5,004
California Infrastructure & Econ. Dev. Bank Rev.	5.000%	2/1/11	6,400	6,718
California Infrastructure & Econ. Dev. Bank Rev.	5.000%	2/1/12	6,030	6,446
California Infrastructure & Econ. Dev. Bank Rev.	5.000%	2/1/13	8,000	8,656
California Infrastructure & Econ. Dev. Bank Rev.
(Bay Area Toll)	5.000%	1/1/28 (3)(Prere.)	7,500	8,509
California Infrastructure & Econ. Dev. Bank Rev.
(California Science Center)	5.000%	5/1/31 (1)	7,635	6,761
California Infrastructure & Econ. Dev. Bank Rev.
(J. David Gladstone Institute)	5.500%	10/1/18	3,905	4,048
California Infrastructure & Econ. Dev. Bank Rev.
(J. David Gladstone Institute)	5.500%	10/1/20	1,500	1,538
California Infrastructure & Econ. Dev. Bank Rev.
(J. David Gladstone Institute)	5.250%	10/1/34	20,040	18,584
California Infrastructure & Econ. Dev. Bank Rev.
(Kaiser Hosp. Assn.)	5.500%	8/1/31	7,610	7,254
California Infrastructure & Econ. Dev. Bank Rev.
(Kaiser Hosp. Assn.)	5.550%	8/1/31	5,500	5,390
California Infrastructure & Econ. Dev. Bank Rev.
(Los Angeles County Museum) VRDO	0.200%	6/1/09 LOC	1,400	1,400
California Infrastructure & Econ. Dev. Bank Rev.
(Workers’ Compensation)	5.250%	10/1/13 (2)	30,000	33,339
California Infrastructure & Econ. Dev. Bank Rev.
(YMCA of Metro. LA)	5.250%	2/1/26 (2)	4,750	4,806
California Public Works Board Lease Rev.
(California Community College)	5.000%	3/1/27 (1)	6,220	5,692
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.000%	1/1/15 (2)	4,000	4,168
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.000%	1/1/17	6,000	6,118
California Public Works Board Lease Rev.
(Dept. of Corrections)	6.500%	9/1/17 (2)	30,000	35,001
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.000%	12/1/17 (1)	13,835	13,988
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.000%	12/1/19 (1)	15,230	15,056
California Public Works Board Lease Rev.
(Dept. of Forestry & Fire Services)	5.000%	11/1/32	13,850	12,072
California Public Works Board Lease Rev.
(Dept. of General Services)	6.000%	4/1/25	6,000	6,128
California Public Works Board Lease Rev.
(Dept. of General Services)	6.250%	4/1/34	6,975	7,096
California Public Works Board Lease Rev.
(Dept. of Health Services)	5.750%	11/1/09 (1)(Prere.)	7,885	8,142
California Public Works Board Lease Rev.
(Office of Emergency Services)	5.000%	3/1/27 (1)	8,950	8,784
California Public Works Board Lease Rev.
(Univ. of California)	5.250%	11/1/27 (1)	9,045	9,133
California Public Works Board Lease Rev.
(Univ. of California)	5.000%	5/1/30	17,000	16,804
California State Dept. of Water Resources
Power Supply Rev.	6.000%	5/1/13	43,000	47,753
California State Dept. of Water Resources
Power Supply Rev.	5.000%	5/1/22	30,000	31,655

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California State Econ. Recovery Bonds	5.000%	7/1/11 (1)	16,420	17,416
California State Econ. Recovery Bonds	5.250%	7/1/13	7,750	8,460
California State Econ. Recovery Bonds	5.000%	7/1/17 (3)	25,000	25,942
California State Econ. Recovery Bonds PUT	5.000%	3/1/10	25,000	25,583
California State Econ. Recovery Bonds PUT	5.000%	7/1/10	25,000	25,894
California State Econ. Recovery Bonds PUT	5.000%	7/1/11	32,000	33,886
California State Univ. Rev. Systemwide	5.250%	11/1/19 (4)	5,000	5,400
California State Univ. Rev. Systemwide	5.250%	11/1/20 (4)	4,745	5,113
California State Univ. Rev. Systemwide	5.000%	11/1/21 (2)	17,215	17,834
California State Univ. Rev. Systemwide	5.750%	11/1/27	5,000	5,367
California State Univ. Rev. Systemwide	5.000%	11/1/39 (4)	10,000	9,666
California Statewide Community Dev. Auth. Rev.
(Adventist Health)	5.000%	3/1/35	14,500	12,764
California Statewide Community Dev. Auth. Rev.
(Daughters of Charity Health)	5.250%	7/1/30	5,000	3,959
California Statewide Community Dev. Auth. Rev.
(Daughters of Charity Health)	5.250%	7/1/35	5,250	3,973
California Statewide Community Dev. Auth. Rev.
(Daughters of Charity Health)	5.000%	7/1/39	5,000	3,560
California Statewide Community Dev. Auth. Rev.
(Henry Mayo Newhall Memorial Hosp.)	5.000%	10/1/18	5,875	5,878
California Statewide Community Dev. Auth. Rev.
(Irvine Univ. of California East LLC)	5.000%	5/15/38	18,000	13,157
California Statewide Community Dev. Auth. Rev.
(Irvine Univ. of California East LLC)	6.000%	5/15/40	7,000	6,134
California Statewide Community Dev. Auth. Rev.
(John Muir Health Services)	5.000%	8/15/32	10,880	9,879
California Statewide Community Dev. Auth. Rev.
(John Muir Health Services)	5.000%	8/15/34	7,390	6,647
California Statewide Community Dev. Auth. Rev.
(Kaiser Permanente)	5.500%	11/1/32	18,250	17,351
California Statewide Community Dev. Auth. Rev.
(Kaiser Permanente)	5.250%	3/1/45	24,000	21,392
California Statewide Community Dev. Auth. Rev.
(Los Angeles Orthopedic Hosp. Foundation)	5.750%	6/1/30 (2)	8,000	7,275
California Statewide Community Dev. Auth. Rev.
(Memorial Health Services)	6.000%	10/1/23	18,500	18,937
California Statewide Community Dev. Auth. Rev.
(Presbyterian Homes)	4.875%	11/15/36	7,230	4,953
California Statewide Community Dev. Auth. Rev.
(Sutter Health)	5.500%	8/15/34	10,885	10,855
Chabot-Las Positas CA Community College Dist.	5.000%	8/1/29 (2)	12,605	12,664
Chino Basin CA Regional Financing Auth. Rev.
(Inland Empire Util. Agency Sewer)	5.750%	11/1/09 (1)(Prere.)	1,000	1,033
Chino Basin CA Regional Financing Auth. Rev.
(Inland Empire Util. Agency Sewer)	5.750%	11/1/09 (1)(Prere.)	3,325	3,433
Chino Basin CA Regional Financing Auth. Rev.
(Muni. Water Dist. Sewer System)	6.000%	8/1/16 (2)	5,500	5,521
Clovis CA USD GO	0.000%	8/1/09 (3)(ETM)	7,570	7,561
Clovis CA USD GO	0.000%	8/1/09 (3)(ETM)	7,500	7,491
Clovis CA USD GO	0.000%	8/1/13 (1)	4,935	4,380
Clovis CA USD GO	0.000%	8/1/15 (1)	2,770	2,231
Clovis CA USD GO	0.000%	8/1/16 (1)	2,865	2,179
Clovis CA USD GO	0.000%	8/1/26 (1)	6,000	2,203
Clovis CA USD GO	0.000%	8/1/27 (1)	8,000	2,726
Clovis CA USD GO	0.000%	8/1/29 (1)	8,005	2,364

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Culver City CA Wastewater Fac. Rev.	5.700%	9/1/29 (1)	5,000	5,084
Eastern California Muni. Water. Dist.
Water & Sewer Rev.	6.750%	7/1/12 (1)	8,500	9,085
Escondido CA Union High School Dist.	0.000%	11/1/20 (1)	4,000	2,274
Fontana CA Public Finance Auth. Subordinate
Lien Tax Allocation Rev. Bonds	5.000%	10/1/29 (2)	9,450	8,564
Fontana CA Public Finance Auth. Subordinate
Lien Tax Allocation Rev. Bonds	5.000%	10/1/32 (2)	12,825	11,195
Fontana CA USD	5.250%	8/1/27 (4)	6,700	6,839
Fontana CA USD	5.250%	8/1/31 (4)	6,250	6,320
Foothill-De Anza CA Community College Dist. GO	0.000%	8/1/17 (1)	3,000	2,243
Foothill-De Anza CA Community College Dist. GO	0.000%	8/1/22 (1)	3,850	2,074
Foothill-De Anza CA Community College Dist. GO	0.000%	8/1/23 (1)	3,590	1,803
Foothill-De Anza CA Community College Dist. GO	0.000%	8/1/25 (1)	2,390	1,047
Foothill/Eastern Corridor Agency California
Toll Road Rev.	5.000%	1/15/16 (1)	8,400	7,630
Foothill/Eastern Corridor Agency California
Toll Road Rev.	5.125%	1/15/19 (1)	5,200	4,395
Foothill/Eastern Corridor Agency California
Toll Road Rev.	0.000%	1/15/26	10,000	8,463
Foothill/Eastern Corridor Agency California
Toll Road Rev.	0.000%	1/15/28 (1)	15,000	13,494
Foothill/Eastern Corridor Agency California
Toll Road Rev.	0.000%	1/1/29 (ETM)	7,460	2,935
Foothill/Eastern Corridor Agency California
Toll Road Rev.	0.000%	1/15/33	10,000	1,549
Foothill/Eastern Corridor Agency California
Toll Road Rev.	0.000%	1/15/34	10,000	1,432
Foothill/Eastern Corridor Agency California
Toll Road Rev.	5.750%	1/15/40 (1)	11,890	9,405
Fresno CA Airport Rev.	5.500%	7/1/30 (4)	1,500	1,500
Fullerton Univ. California Rev.	5.700%	7/1/20 (1)	2,165	2,256
Galivan CA Joint Community College Dist.	5.500%	8/1/28 (2)	3,405	3,511
Glendora CA USD GO	0.000%	8/1/37 (12)	5,900	984
Glendora CA USD GO	0.000%	8/1/38 (12)	5,900	923
Glendora CA USD GO	0.000%	8/1/39 (12)	5,175	758
Golden State Tobacco Securitization Corp. California	5.500%	6/1/13 (10)(Prere.)	4,000	4,492
Golden State Tobacco Securitization Corp. California	6.250%	6/1/13 (Prere.)	39,960	43,682
Golden State Tobacco Securitization Corp. California	4.500%	6/1/27	10,395	8,971
Golden State Tobacco Securitization Corp. California	5.000%	6/1/30 (2)	20,000	17,871
Golden State Tobacco Securitization Corp. California	5.000%	6/1/33	8,525	5,945
Golden State Tobacco Securitization Corp. California	0.000%	6/1/37	20,000	8,925
Golden State Tobacco Securitization Corp. California	5.125%	6/1/47	10,000	5,954
Golden State Tobacco Securitization Corp. California	5.750%	6/1/47	16,350	10,848
Hartnell CA Community College Dist. GO	5.000%	8/1/13 (1)(Prere.)	1,735	1,977
Hartnell CA Community College Dist. GO	5.000%	8/1/13 (1)(Prere.)	1,550	1,766
Hartnell CA Community College Dist. GO	5.000%	8/1/13 (1)(Prere.)	2,370	2,701
Helix CA Water Dist. COP	5.000%	4/1/19 (4)	4,250	4,303
Irvine CA Assessment Dist. Improvement
Bonds VRDO	0.850%	6/1/09 (4)	600	600
Irvine CA USD Financing Auth. Special Tax	5.000%	9/1/30 (2)	14,575	12,725
Kern CA High School Dist. GO	6.400%	8/1/14 (1)(ETM)	1,490	1,822
Kern CA High School Dist. GO	6.400%	8/1/15 (1)(ETM)	1,645	2,049
Kern CA High School Dist. GO	6.400%	8/1/16 (1)(ETM)	1,815	2,299
Kern County CA GO	5.750%	8/1/35 (12)	2,000	2,057
La Mesa-Spring Valley CA School Dist. GO	5.375%	8/1/12 (3)(Prere.)	1,570	1,766

La Mesa-Spring Valley CA School Dist. GO	5.375%	8/1/12 (3)(Prere.)	1,775	1,996

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
La Mesa-Spring Valley CA School Dist. GO	5.375%	8/1/12 (3)(Prere.)	2,000	2,249
La Mesa-Spring Valley CA School Dist. GO	5.375%	8/1/12 (3)(Prere.)	1,890	2,125
Loma Linda CA Hosp. Rev. (Loma Linda Univ.)	5.000%	12/1/20	6,155	5,312
Loma Linda CA Hosp. Rev. (Loma Linda Univ.)	5.000%	12/1/21	2,500	2,129
Long Beach CA Finance Auth. Lease Rev.
(Aquarium of the Pacific)	5.500%	11/1/13 (2)	3,680	3,749
Long Beach CA Finance Auth. Lease Rev.
(Aquarium of the Pacific)	5.500%	11/1/18 (2)	4,675	4,670
Long Beach CA Finance Auth. Lease Rev.
(Temple & Willis Fac.)	5.500%	10/1/18 (1)	5,030	5,100
Long Beach CA Finance Auth. Rev.	2.042%	11/15/27	21,130	11,938
Long Beach CA Finance Auth. Tax Rev.	5.500%	8/1/26 (2)	7,570	6,836
Long Beach CA Finance Auth. Tax Rev.	5.500%	8/1/31 (2)	4,015	3,572
Long Beach CA Harbor Rev.	5.000%	5/15/17 (1)	3,655	3,975
Los Angeles CA Community College Dist. GO	5.500%	8/1/25	3,980	4,312
Los Angeles CA Community College Dist. GO	5.000%	8/1/32 (1)	4,840	4,781
Los Angeles CA Community College Dist. GO	5.000%	8/1/33	10,000	9,861
Los Angeles CA Community College Dist. GO	6.000%	8/1/33	5,000	5,381
Los Angeles CA Dept. of Airports
International Airport Rev.	5.250%	5/15/17 (1)	6,800	7,149
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/25 (4)	20,000	20,634
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/25	4,070	4,259
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/29 (2)	10,000	10,092
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/30 (2)	16,000	16,073
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/32 (2)	5,000	4,986
Los Angeles CA Dept. of Water & Power Rev.	5.250%	7/1/32	7,000	7,111
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/36 (1)	2,000	1,948
Los Angeles CA Dept. of Water & Power Rev.	5.250%	7/1/38	1,890	1,910
Los Angeles CA USD GO	5.000%	7/1/13 (4)(Prere.)	10,000	11,374
Los Angeles CA USD GO	5.000%	7/1/13	5,000	5,516
Los Angeles CA USD GO	5.000%	7/1/14	5,000	5,541
Los Angeles CA USD GO	5.000%	7/1/24 (2)	9,745	9,955
Los Angeles CA USD GO	5.000%	7/1/24 (2)	7,500	7,661
Los Angeles CA USD GO	5.250%	7/1/24	6,275	6,622
Los Angeles CA USD GO	5.250%	7/1/25	5,000	5,239
Los Angeles CA USD GO	5.000%	7/1/30 (3)	7,500	7,451
Los Angeles CA USD GO	5.000%	7/1/30 (2)	3,325	3,316
Los Angeles CA USD GO	5.000%	7/1/32 (4)	8,000	7,870
Los Angeles County CA Public Works
Financing Auth. Rev.	5.500%	10/1/18 (4)	2,515	2,842
Los Angeles County CA Public Works
Financing Auth. Rev.	5.000%	12/1/23 (1)	4,000	3,940
Los Angeles County CA Public Works
Financing Auth. Rev.	5.000%	12/1/24 (1)	4,000	3,916
Los Angeles County CA Public Works
Financing Auth. Rev.	5.000%	12/1/25 (1)	2,165	2,099
Los Angeles County CA Sanitation Dist.
Financing Auth Rev.	4.500%	10/1/42 (2)	20,000	16,147
Los Angeles County CA Schools COP	0.000%	8/1/14 (2)(ETM)	1,000	827
Los Angeles County CA Schools COP	0.000%	8/1/20 (2)	2,095	1,178
Metro. Water Dist. of Southern California Rev.	5.000%	7/1/25	3,410	3,652
Metro. Water Dist. of Southern California Rev.	5.000%	7/1/28	4,235	4,427
Modesto CA High School Dist. GO	0.000%	8/1/15 (1)	5,000	4,026
Modesto CA High School Dist. GO	0.000%	8/1/17 (1)	3,000	2,151
Modesto CA High School Dist. GO	0.000%	8/1/18 (1)	3,225	2,154
Modesto CA Irrigation Dist. COP	5.000%	10/1/31 (2)	14,540	13,807

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Modesto CA Irrigation Dist. COP	5.500%	7/1/35	3,000	2,992
Modesto CA Irrigation Dist. COP	5.000%	10/1/36 (2)	4,795	4,432
Modesto CA Irrigation Dist. Finance Auth. Rev.
(Woodland Project)	6.500%	10/1/11 (2)(ETM)	4,450	4,762
Modesto CA Irrigation Dist. Finance Auth. Rev.
(Woodland Project)	6.500%	10/1/22 (2)(ETM)	9,750	12,204
Monterey Park CA Redev. Agency Tax Allocation	5.000%	9/1/16 (4)	1,010	1,034
Monterey Park CA Redev. Agency Tax Allocation	5.000%	9/1/17 (4)	1,060	1,079
Monterey Park CA Redev. Agency Tax Allocation	5.000%	9/1/18 (4)	1,115	1,129
Monterey Park CA Redev. Agency Tax Allocation	5.000%	9/1/19 (4)	1,120	1,129
Monterey Park CA Redev. Agency Tax Allocation	5.000%	9/1/20 (4)	1,180	1,186
Mount San Antonio California Community
College Dist.	5.250%	8/1/14 (1)(Prere.)	3,010	3,506
Mount San Antonio California Community
College Dist.	5.250%	8/1/14 (1)(Prere.)	3,170	3,692
Mount San Antonio California Community
College Dist.	5.250%	8/1/14 (1)(Prere.)	3,335	3,884
MSR California Public Power Agency Rev.
(San Juan Project)	6.125%	7/1/13 (2)	8,000	8,449
MSR California Public Power Agency Rev.
(San Juan Project)	6.750%	7/1/20 (1)(ETM)	30,910	37,858
MSR California Public Power Agency Rev.
(San Juan Project) VRDO	0.200%	6/1/09 LOC	1,100	1,100
Napa Valley CA USD Election GO	4.500%	8/1/42 (4)	10,290	8,993
New Haven CA USD GO	12.000%	8/1/16 (4)	2,480	3,876
New Haven CA USD GO	12.000%	8/1/17 (4)	1,500	2,419
Newark CA USD GO	0.000%	8/1/11 (4)	1,670	1,594
Newark CA USD GO	0.000%	8/1/12 (4)	1,820	1,681
Newark CA USD GO	0.000%	8/1/13 (4)	2,050	1,831
North Orange County CA Community
College Dist. GO	5.375%	8/1/12 (1)(Prere.)	5,080	5,743
Northern California Gas Auth. No. 1 Rev.	1.259%	7/1/13	14,000	11,760
Northern California Gas Auth. No. 1 Rev.	1.409%	7/1/17	17,000	12,282
Northern California Power Agency
(Hydroelectric Project)	5.000%	7/1/11	2,000	2,115
Northern California Power Agency
(Hydroelectric Project)	5.000%	7/1/12	2,935	3,150
Northern California Power Agency
(Hydroelectric Project)	6.300%	7/1/18 (1)	10,000	11,490
Northern California Power Agency
(Hydroelectric Project)	7.500%	7/1/21 (2)(Prere.)	1,810	2,435
Northern California Power Agency
(Hydroelectric Project)	5.000%	7/1/28 (1)	11,140	10,859
Oakland CA Redev. Agency (Central Dist.)	5.500%	2/1/14 (2)	4,555	4,642
Oakland CA Redev. Agency Tax Allocation
(Coliseum Area)	5.250%	3/1/13 (Prere.)	2,380	2,703
Oakland CA Redev. Agency Tax Allocation
(Coliseum Area)	5.250%	3/1/13 (Prere.)	3,730	4,237
Oceanside CA Community Dev. Comm.
Multifamily Rental Housing Rev. PUT	4.450%	4/1/11	4,260	4,311
Oceanside CA USD GO	0.000%	8/1/25 (12)	6,865	2,762
Palmdale CA COP	5.250%	9/1/19 (1)	1,310	1,383
Palmdale CA COP	5.250%	9/1/20 (1)	1,450	1,526
Palmdale CA COP	5.250%	9/1/21 (1)	1,605	1,681
Palmdale CA COP	5.250%	9/1/22 (1)	1,765	1,792

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Palo Alto CA Improvement Rev.
(Univ. Avenue Area Parking)	5.700%	9/2/18	890	805
Palo Alto CA Improvement Rev.
(Univ. Avenue Area Parking)	5.700%	9/2/19	895	802
Palo Alto CA Improvement Rev.
(Univ. Avenue Area Parking)	5.750%	9/2/20	890	794
Palo Alto CA Improvement Rev.
(Univ. Avenue Area Parking)	5.750%	9/2/26	4,460	4,159
Palomar Pomerado Health System California Rev.	5.375%	11/1/11 (1)	3,865	3,887
Palomar Pomerado Health System California Rev.	5.375%	11/1/13 (1)	6,730	6,744
Palomar Pomerado Health System California GO	4.500%	8/1/32 (1)	12,500	11,647
Pittsburg CA Redev. Agency Tax Allocation
(Los Medanos Community Dev.)	5.700%	8/1/13 (4)(Prere.)	7,000	8,306
Pittsburg CA Redev. Agency Tax Allocation
(Los Medanos Community Dev.)	0.000%	8/1/19 (2)	1,150	684
Pittsburg CA Redev. Agency Tax Allocation
(Los Medanos Community Dev.)	0.000%	8/1/21 (2)	2,575	1,325
Pittsburg CA Redev. Agency Tax Allocation
(Los Medanos Community Dev.)	0.000%	8/1/22 (2)	3,755	1,795
Pittsburg CA Redev. Agency Tax Allocation
(Los Medanos Community Dev.)	0.000%	8/1/24 (2)	1,000	410
Pomona CA USD GO	5.600%	8/1/14 (1)(ETM)	1,585	1,876
Pomona CA USD GO	5.600%	8/1/15 (1)(ETM)	2,000	2,399
Pomona CA USD GO	5.600%	8/1/16 (1)(ETM)	1,000	1,214
Pomona CA USD GO	7.500%	8/1/17 (1)(ETM)	2,540	3,469
Port of Oakland CA Rev.	5.000%	11/1/16 (1)	8,160	8,552
Port of Oakland CA Rev.	5.000%	11/1/17 (1)	5,000	5,173
Port of Oakland CA Rev.	5.000%	11/1/18 (1)	12,000	12,218
Rancho Mirage CA Joint Powers Financing Auth.
Rev. (Eisenhower Medical Center)	5.625%	7/1/14 (Prere.)	12,000	14,126
Rancho Mirage CA Joint Powers Financing Auth.
Rev. (Eisenhower Medical Center)	5.000%	7/1/47	25,900	21,521
Rancho Mirage CA Redev. Agency Tax Allocation	5.125%	4/1/21 (1)	2,650	2,634
Rancho Mirage CA Redev. Agency Tax Allocation	5.250%	4/1/26 (1)	2,905	2,792
Rancho Mirage CA Redev. Agency Tax Allocation	5.250%	4/1/33 (1)	3,000	2,692
Riverside CA USD GO	5.250%	8/1/38 (12)	10,000	10,035
Riverside CA USD Special Tax (Community Fac.
Dist. 7–Victoria Grove)	5.000%	9/1/31 (2)	7,295	6,454
Riverside County CA Asset Leasing Corp.
Leasehold Rev. (Riverside County Hosp.)	0.000%	6/1/13 (1)	5,000	4,462
Riverside County CA Asset Leasing Corp.
Leasehold Rev. (Riverside County Hosp.)	0.000%	6/1/14 (1)	2,000	1,702
Riverside County CA Asset Leasing Corp.
Leasehold Rev. (Riverside County Hosp.)	0.000%	6/1/15 (1)	2,000	1,622
Sacramento CA Financing Auth. Lease Rev.	5.375%	11/1/14 (2)	9,750	10,200
Sacramento CA Financing Auth. Lease Rev.	5.400%	11/1/20 (2)	6,785	7,117
Sacramento CA Muni. Util. Dist. Rev.	5.800%	7/1/19 (2)	6,000	6,751
Sacramento CA Muni. Util. Dist. Rev.	5.900%	7/1/20 (2)	15,850	17,851
Sacramento County CA Airport Rev.	5.250%	7/1/12 (4)(Prere.)	2,305	2,576
Sacramento County CA Public Fac. Finance Corp.
COP (Main Detention Fac.)	5.500%	6/1/10 (1)(ETM)	1,315	1,346
Sacramento County CA Sanitation
Dist. Financing Auth.	5.000%	12/1/26 (1)	5,000	5,116
Sacramento County CA Sanitation Dist.
Financing Auth.	5.000%	12/1/27 (1)	7,470	7,598

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Sacramento County CA Sanitation Dist.
Financing Auth.	5.000%	12/1/29 (1)	7,890	7,941
Sacramento County CA Sanitation Dist.
Financing Auth.	5.000%	12/1/30 (1)	5,650	5,673
Sacramento County CA Water Financing Auth.
Rev. Agency Zones	5.000%	6/1/21 (1)	2,000	2,099
Sacramento County CA Water Financing Auth.
Rev. Agency Zones	5.000%	6/1/27 (1)	13,055	13,140
Sacramento County CA Water Financing Auth.
Rev. Agency Zones	5.000%	6/1/28 (1)	5,040	5,043
San Bernardino CA Multifamily Housing Rev.
(Alta Park Mountain Vista Apartments) PUT	4.450%	5/1/10 (Prere.)	7,000	7,242
San Bernardino County CA Medical Center COP	6.500%	8/1/17 (1)	17,915	20,302
San Diego CA Community College Dist. GO	5.250%	8/1/33	2,500	2,553
San Diego CA Public Fac. Financing Auth.
Sewer Rev.	5.250%	5/15/39	2,000	1,990
San Diego CA USD GO	0.000%	7/1/15 (1)	2,770	2,238
San Diego CA USD GO	5.500%	7/1/24 (1)	10,000	10,823
San Diego CA USD GO	5.500%	7/1/24 (4)	14,015	15,718
San Diego CA USD GO	5.500%	7/1/25 (1)	9,000	9,690
San Diego CA Water Auth. Rev. COP	5.000%	5/1/26 (4)	7,275	7,513
San Diego County CA COP	5.250%	10/1/21	1,485	1,501
San Diego County CA COP	5.000%	2/1/28 (2)	2,000	1,945
San Diego County CA COP	5.250%	10/1/28	2,745	2,728
San Diego County CA COP	5.000%	2/1/30 (2)	2,345	2,232
San Diego County CA COP	5.375%	10/1/41	8,545	8,096
San Francisco CA Bay Area Rapid Transit Rev.	6.750%	7/1/10 (2)	6,370	6,774
San Francisco CA Bay Area Rapid Transit Rev.	6.750%	7/1/11 (2)	7,455	8,267
San Francisco CA Bay Area Rapid Transit Rev.	5.000%	8/1/35	10,000	10,160
San Francisco CA City & County International
Airport Rev.	5.250%	5/1/12 (1)(Prere.)	4,305	4,784
San Francisco CA City & County International
Airport Rev.	5.250%	5/1/12 (1)(Prere.)	4,770	5,301
San Francisco CA City & County International
Airport Rev.	5.250%	5/1/12 (1)(Prere.)	5,020	5,579
San Francisco CA City & County
Public Util. Comm. Rev.	4.750%	11/1/36 (4)	9,000	8,424
San Francisco CA City & County USD	5.250%	6/15/24	4,000	4,284
San Joaquin County CA Transp. Auth. Rev. Notes	5.000%	4/1/11	20,330	21,320
San Joaquin Hills CA Transp. Corridor Agency
Toll Road Rev.	0.000%	1/15/24 (1)	15,000	5,038
San Joaquin Hills CA Transp. Corridor Agency
Toll Road Rev.	0.000%	1/15/25 (1)	18,250	5,587
San Joaquin Hills CA Transp. Corridor Agency
Toll Road Rev.	0.000%	1/15/30 (1)	7,000	1,429
San Joaquin Hills CA Transp. Corridor Agency
Toll Road Rev.	0.000%	1/15/31 (1)	11,950	2,246
San Jose CA Airport Rev.	5.000%	3/1/33 (2)	15,000	13,587
San Jose CA Redev. Agency	6.000%	8/1/11 (1)(ETM)	2,915	3,230
San Jose CA Redev. Agency	6.000%	8/1/11 (1)	5,930	6,185
San Jose CA Redev. Agency	5.000%	8/1/26 (1)	21,935	19,302
San Juan CA USD GO	0.000%	8/1/13 (4)	2,220	1,983
San Juan CA USD GO	0.000%	8/1/14 (4)	2,610	2,229
San Juan CA USD GO	0.000%	8/1/16 (4)	2,000	1,527
San Juan CA USD GO	0.000%	8/1/18 (4)	1,785	1,192
San Juan CA USD GO	0.000%	8/1/19 (4)	2,210	1,378

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
San Juan CA USD GO	0.000%	8/1/20 (4)	4,930	2,875
San Juan CA USD GO	0.000%	8/1/23 (4)	4,540	2,117
San Mateo CA Redev. Auth. Tax Allocation	5.400%	8/1/11 (Prere.)	2,575	2,818
San Mateo CA Redev. Auth. Tax Allocation	5.400%	8/1/11 (Prere.)	1,000	1,095
San Mateo CA Redev. Auth. Tax Allocation	5.500%	8/1/11 (Prere.)	2,635	2,890
San Mateo County CA Community
College Dist. GO	5.000%	9/1/31	5,000	4,947
San Mateo County CA Finance Auth. Rev.	6.500%	7/1/13 (1)	14,560	15,836
San Mateo County CA Joint Powers Auth.
Lease Rev.	5.000%	7/1/21 (1)	3,500	3,508
San Ramon Valley CA USD GO	0.000%	7/1/09 (1)	4,895	4,888
San Ramon Valley CA USD GO	0.000%	7/1/10 (1)	7,050	6,914
San Ramon Valley CA USD GO	0.000%	7/1/12 (1)	6,645	6,124
San Ramon Valley CA USD GO	0.000%	7/1/13 (1)	7,430	6,613
San Ramon Valley CA USD GO	0.000%	7/1/14 (1)	8,290	7,032
San Ramon Valley CA USD GO	0.000%	7/1/15 (1)	2,005	1,620
Santa Ana CA Finance Auth. Rev.	6.250%	7/1/16 (1)	5,345	5,909
Santa Ana CA Finance Auth. Rev.	6.250%	7/1/17 (1)	2,000	2,211
Santa Clara CA Electric Rev.	5.000%	7/1/21 (1)	4,895	4,933
Santa Clara CA Redev. Agency (Bayshore North)	7.000%	7/1/10 (2)	3,085	3,173
Santa Clara County CA Financing Auth. Lease Rev.	5.500%	5/15/13 (2)	5,050	5,279
Santa Clara County CA Financing Auth. Lease Rev.	5.500%	5/15/14 (2)	5,325	5,566
Santa Clara County CA Financing Auth. Lease Rev.	5.500%	5/15/15 (2)	5,620	5,874
Santa Clara County CA Financing Auth. Lease Rev.	5.250%	5/15/36	5,000	4,993
Santa Rosa CA Waste Water Rev.	6.000%	7/2/15 (2)	7,000	7,731
Santa Rosa CA Waste Water Rev.	6.000%	9/1/15 (4)	5,580	6,241
Solano County CA COP	5.250%	11/1/12 (1)(Prere.)	3,785	4,276
Solano County CA COP	5.250%	11/1/12 (1)(Prere.)	3,770	4,259
South San Francisco CA Redev. Agency
Tax Allocation	5.000%	9/1/35 (1)	8,610	7,048
Southern California Public Power Auth. Rev.
(Transmission Project)	5.750%	7/1/21 (1)	220	221
Southern California Public Power Auth. Rev.
(Transmission Project)	5.000%	7/1/23	5,000	5,215
Tobacco Securitization Auth. Rev.
(Southern California Tobacco Settlement)	4.750%	6/1/25	7,190	5,886
Ukiah CA Electric Rev.	6.250%	6/1/18 (1)	5,555	6,064
Union CA Elementary School Dist. GO	0.000%	9/1/15 (1)	3,860	3,097
Union CA Elementary School Dist. GO	0.000%	9/1/16 (1)	1,500	1,136
Union CA Elementary School Dist. GO	0.000%	9/1/17 (1)	2,295	1,639
Union CA Elementary School Dist. GO	0.000%	9/1/18 (1)	1,630	1,084
Union CA Elementary School Dist. GO	0.000%	9/1/19 (1)	1,750	1,086
Union CA Elementary School Dist. GO	0.000%	9/1/20 (1)	2,300	1,335
Union CA Elementary School Dist. GO	0.000%	9/1/21 (1)	2,000	1,085
Univ. of California Rev.	5.750%	5/15/25	7,000	7,779
Univ. of California Rev.	4.750%	5/15/33	12,425	11,877
Univ. of California Rev.	5.000%	5/15/33 (2)	30,790	30,577
Univ. of California Rev. (San Diego Medical Center)	5.125%	12/1/18 (4)	3,695	3,785
Univ. of California Rev. (San Diego Medical Center)	5.125%	12/1/19 (4)	3,000	3,064
Vallejo CA Sanitation & Flood Control COP	5.000%	7/1/19 (1)	5,000	4,821
Ventura County CA Community College Dist. GO	5.500%	8/1/33	8,000	8,184
Walnut Valley CA USD	6.000%	8/1/12 (2)(ETM)	1,790	2,048
Walnut Valley CA USD	6.000%	8/1/13 (2)(ETM)	1,980	2,336
Walnut Valley CA USD	6.000%	8/1/14 (2)(ETM)	2,205	2,653
Walnut Valley CA USD	6.000%	8/1/15 (2)(ETM)	2,470	3,019
Walnut Valley CA USD	6.000%	8/1/16 (2)(ETM)	2,690	3,338

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Washington Township CA Health Care Dist. Rev.	5.000%	7/1/32	3,000	2,558
Washington Township CA Health Care Dist. Rev.	5.000%	7/1/37	3,500	2,920
Yuba City CA USD	0.000%	9/1/15 (1)	1,870	1,501
Yuba City CA USD	0.000%	9/1/17 (1)	2,060	1,471
Yuba City CA USD	0.000%	9/1/19 (1)	2,270	1,409
				2,784,429
Puerto Rico (1.1%)
Puerto Rico Highway & Transp. Auth. Rev.	5.250%	7/1/10	5,000	5,120
Puerto Rico Muni. Finance Agency	5.250%	7/1/19 (11)	2,250	2,212
Puerto Rico Muni. Finance Agency	5.250%	7/1/20 (11)	1,300	1,274
Puerto Rico Muni. Finance Agency	5.250%	8/1/20 (11)	2,255	2,209
Puerto Rico Muni. Finance Agency	5.250%	7/1/21 (11)	1,445	1,398
Puerto Rico Muni. Finance Agency	5.250%	8/1/22 (11)	3,000	2,858
Puerto Rico Muni. Finance Agency	5.250%	8/1/23 (11)	1,000	942
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.250%	7/1/14 (Prere.)	75	85
Puerto Rico Public Finance Corp. PUT	5.750%	2/1/12 LOC	16,000	16,311
				32,409
Total Tax-Exempt Municipal Bonds (Cost $2,885,377)				2,816,838
Other Assets and Liabilities (0.7%)
Other Assets				47,391
Liabilities				(28,106)
				19,285
Net Assets (100%)				2,836,123

At May 31, 2009, net assets consisted of:
				Amount
				($000)
Paid-in Capital				2,990,702
Undistributed Net Investment Income				—
Accumulated Net Realized Losses				(86,012)
Unrealized Appreciation (Depreciation)
Investment Securities				(68,539)
Futures Contracts				(28)
Net Assets				2,836,123

Investor Shares—Net Assets
Applicable to 65,092,895 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				699,356
Net Asset Value Per Share—Investor Shares				$10.74

Admiral Shares—Net Assets
Applicable to 198,880,748 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				2,136,767
Net Asset Value Per Share—Admiral Shares				$10.74

•  See Note A in Notes to Financial Statements.

1  Securities with a value of $775,000 have been segregated as initial margin for open futures contracts. See accompanying Notes, which are an integral part of the Financial Statements.

A key to abbreviations and other references follows the Statement of Net Assets.

California Long-Term Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.

BAN—Bond Anticipation Note.

COP—Certificate of Participation.

CP—Commercial Paper.

FR—Floating Rate.

GAN—Grant Anticipation Note.

GO—General Obligation Bond.

IDA—Industrial Development Authority Bond.

IDR—Industrial Development Revenue Bond.

PCR—Pollution Control Revenue Bond.

PUT—Put Option Obligation.

RAN—Revenue Anticipation Note.

TAN—Tax Anticipation Note.

TOB—Tender Option Bond.

TRAN—Tax Revenue Anticipation Note.

UFSD—Union Free School District.

USD—United School District.

VRDO—Variable Rate Demand Obligation.

(ETM)—Escrowed to Maturity.

(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:

(1) MBIA (Municipal Bond Insurance Association).

(2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company).

(4) FSA (Financial Security Assurance).

(5) BIGI (Bond Investors Guaranty Insurance).

(6) Connie Lee Inc.

(7) FHA (Federal Housing Authority).

(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation.

(10) XL Capital Assurance Inc.

(11) CIFG (CDC IXIS Financial Guaranty).

(12) Assured Guaranty Corp.

(13) National Indemnity Co. (Berkshire Hathaway).

The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

California Long-Term Tax-Exempt Fund

Statement of Operations

Six Months Ended
May 31, 2009
($000)
Investment Income
Income
Interest	66,485
Total Income	66,485
Expenses
The Vanguard Group—Note B
Investment Advisory Services	137
Management and Administrative—Investor Shares	528
Management and Administrative—Admiral Shares	799
Marketing and Distribution—Investor Shares	110
Marketing and Distribution—Admiral Shares	306
Custodian Fees	12
Shareholders’ Reports—Investor Shares	8
Shareholders’ Reports—Admiral Shares	3
Trustees’ Fees and Expenses	2
Total Expenses	1,905
Net Investment Income	64,580
Realized Net Gain (Loss)
Investment Securities Sold	(32,746)
Futures Contracts	(5,631)
Realized Net Gain (Loss)	(38,377)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	179,190
Futures Contracts	2,669
Change in Unrealized Appreciation (Depreciation)	181,859
Net Increase (Decrease) in Net Assets Resulting from Operations	208,062

See accompanying Notes, which are an integral part of the Financial Statements.

California Long-Term Tax-Exempt Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31,	November 30,
	2009	2008
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	64,580	135,841
Realized Net Gain (Loss)	(38,377)	(12,787)
Change in Unrealized Appreciation (Depreciation)	181,859	(335,321)
Net Increase (Decrease) in Net Assets Resulting from Operations	208,062	(212,267)
Distributions
Net Investment Income
Investor Shares	(15,931)	(32,899)
Admiral Shares	(48,649)	(102,942)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(64,580)	(135,841)
Capital Share Transactions
Investor Shares	(7,159)	22,004
Admiral Shares	(48,422)	91,417
Net Increase (Decrease) from Capital Share Transactions	(55,581)	113,421
Total Increase (Decrease)	87,901	(234,687)
Net Assets
Beginning of Period	2,748,222	2,982,909
End of Period	2,836,123	2,748,222

See accompanying Notes, which are an integral part of the Financial Statements.

California Long-Term Tax-Exempt Fund

Financial Highlights

Investor Shares

	Six Months
	Ended
For a Share Outstanding	May 31,	Year Ended November 30,
Throughout Each Period	2009	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$10.19	$11.46	$11.86	$11.65	$11.74	$12.00
Investment Operations
Net Investment Income	.242	.499	.531	.528	.527	.545
Net Realized and Unrealized Gain
(Loss) on Investments	.550	(1.270)	(.400)	.232	(.037)	(.158)
Total from Investment Operations	.792	(.771)	.131	.760	.490	.387
Distributions
Dividends from Net Investment Income	(.242)	(.499)	(.531)	(.528)	(.527)	(.545)
Distributions from Realized Capital Gains	—	—	—	(.022)	(.053)	(.102)
Total Distributions	(.242)	(.499)	(.531)	(.550)	(.580)	(.647)
Net Asset Value, End of Period	$10.74	$10.19	$11.46	$11.86	$11.65	$11.74

Total Return[1]	7.85%	–6.95%	1.15%	6.70%	4.22%	3.32%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$699	$670	$732	$678	$645	$1,273
Ratio of Total Expenses to
Average Net Assets	0.20%[2]	0.15%	0.15%	0.16%	0.16%	0.15%
Ratio of Net Investment Income to
Average Net Assets	4.63%[2]	4.51%	4.58%	4.52%	4.47%	4.56%
Portfolio Turnover Rate	20%[2]	27%	23%	13%	10%	26%

1  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2  Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

California Long-Term Tax-Exempt Fund

Financial Highlights

Admiral Shares

	Six Months
	Ended
For a Share Outstanding	May 31,	Year Ended November 30,
Throughout Each Period	2009	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$10.19	$11.46	$11.86	$11.65	$11.74	$12.00
Investment Operations
Net Investment Income	.246	.507	.540	.536	.535	.551
Net Realized and Unrealized Gain
(Loss) on Investments	.550	(1.270)	(.400)	.232	(.037)	(.158)
Total from Investment Operations	.796	(.763)	.140	.768	.498	.393
Distributions
Dividends from Net Investment Income	(.246)	(.507)	(.540)	(.536)	(.535)	(.551)
Distributions from Realized Capital Gains	—	—	—	(.022)	(.053)	(.102)
Total Distributions	(.246)	(.507)	(.540)	(.558)	(.588)	(.653)
Net Asset Value, End of Period	$10.74	$10.19	$11.46	$11.86	$11.65	$11.74

Total Return	7.89%	–6.88%	1.22%	6.78%	4.29%	3.37%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,137	$2,078	$2,251	$1,972	$1,614	$743
Ratio of Total Expenses to
Average Net Assets	0.12%[1]	0.08%	0.08%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to
Average Net Assets	4.71%[1]	4.58%	4.65%	4.59%	4.53%	4.61%
Portfolio Turnover Rate	20%[1]	27%	23%	13%	10%	26%

1 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

California Long-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard California Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state of California. The fund offers two classes of shares, Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended November 30, 2005–2008) and for the period ended May 31, 2009, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution

California Long-Term Tax-Exempt Fund

expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At May 31, 2009, the fund had contributed capital of $705,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.28% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at November 30, 2008, the fund had available realized losses of $41,815,000 to offset future net capital gains of $971,000 through November 30, 2014, $18,323,000 through November 30, 2015, and $22,521,000 through November 30, 2016. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending November 30, 2009; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

The fund had realized losses totaling $8,517,000 through November 30, 2008, which are deferred for tax purposes and reduce the amount of tax-basis unrealized appreciation on investment securities.

At May 31, 2009, the cost of investment securities for tax purposes was $2,893,894,000. Net unrealized depreciation of investment securities for tax purposes was $77,056,000, consisting of unrealized gains of $71,336,000 on securities that had risen in value since their purchase and $148,392,000 in unrealized losses on securities that had fallen in value since their purchase.

At May 31, 2009, the aggregate settlement value of open futures contracts expiring in September 2009 and the related unrealized appreciation (depreciation) were:

($000)
	Number of	Aggregate	Unrealized
	Long (Short)	Settlement	Appreciation
Futures Contracts	Contracts	Value	(Depreciation)
30-Year U.S. Treasury Bond	(89)	10,471	(28)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. During the six months ended May 31, 2009, the fund purchased $263,995,000 of investment securities and sold $286,626,000 of investment securities, other than temporary cash investments.

California Long-Term Tax-Exempt Fund

E. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	May 31, 2009		November 30, 2008
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	124,257	11,908	245,271	22,161
Issued in Lieu of Cash Distributions	12,642	1,204	26,120	2,382
Redeemed	(144,058)	(13,793)	(249,387)	(22,637)
Net Increase (Decrease)—Investor Shares	(7,159)	(681)	22,004	1,906
Admiral Shares
Issued	195,982	18,700	596,929	53,757
Issued in Lieu of Cash Distributions	32,630	3,107	69,883	6,374
Redeemed	(277,034)	(26,809)	(575,395)	(52,744)
Net Increase (Decrease)—Admiral Shares	(48,422)	(5,002)	91,417	7,387

F. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of May 31, 2009, based on the inputs used to value them:

	Investments	Futures
	in Securities	Contracts
Valuation Inputs	($000)	($000)
Level 1—Quoted prices	—	(28)
Level 2—Other significant observable inputs	2,816,838	—
Level 3—Significant unobservable inputs	—	—
Total	2,816,838	(28)

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended May 31, 2009
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
California Tax-Exempt Fund	11/30/2008	5/31/2009	Period[1]
Based on Actual Fund Return
Money Market	$1,000.00	$1,002.63	$0.85
Intermediate-Term
Investor Shares	1,000.00	1,063.71	1.03
Admiral Shares	1,000.00	1,064.14	0.62
Long-Term
Investor Shares	1,000.00	1,078.46	1.04
Admiral Shares	1,000.00	1,078.88	0.62
Based on Hypothetical 5% Yearly Return
Money Market	$1,000.00	$1,024.08	$0.86
Intermediate-Term
Investor Shares	1,000.00	1,023.93	1.01
Admiral Shares	1,000.00	1,024.33	0.61
Long-Term
Investor Shares	1,000.00	1,023.93	1.01
Admiral Shares	1,000.00	1,024.33	0.61

Note that the expenses shown in the table above are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1 The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the California Tax-Exempt Money Market Fund, 0.17%; for the California Intermediate-Term Tax-Exempt Fund Investor Shares, 0.20%, and Admiral Shares, 0.12%; for the California Long-Term Tax-Exempt Fund Investor Shares, 0.20%, and Admiral Shares, 0.12%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard California Tax-Exempt Money Market Fund, Vanguard California Intermediate-Term Tax-Exempt Fund, and Vanguard California Long-Term Tax-Exempt Fund has renewed the funds’ investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Fixed Income Group—serves as the investment advisor for the funds. The board determined that continuing the funds’ internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the funds’ investment management over both the short and long term, and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the funds, including any periods of outperformance or underperformance of relevant benchmarks and peer groups. The board concluded that the funds have performed in line with expectations and have outperformed their respective peer group funds, and that their results have been consistent with their investment strategies. Information about the funds’ most recent performance can be found in the Performance Summary sections of this report.

Cost

The board concluded that the funds’ expense ratios were well below the average expense ratios charged by funds in their respective peer groups. The board noted that the funds’ advisory expense ratios were also well below their peer-group averages. Information about the funds’ expense ratios appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard, because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that the funds’ low-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Glossary

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Quality. An indicator of credit risk, this figure is the average of the ratings assigned to a fund’s holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer’s ability to meet its obligations. Quality is graded on a scale, with AAA indicating the most creditworthy bond issuers and MIG-1, A-1+, SP-1+, and F-1+ indicating the most creditworthy issuers of money market securities.

Average Weighted Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield. A money market fund’s 7-day SEC yield is calculated by annualizing its income distributions for the previous seven days, as required by the U.S. Securities and Exchange Commission. For other funds, 30-day SEC yield is derived using a formula specified by the commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 157 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at www.vanguard.com.

Chairman of the Board and Interested Trustee

John J. Brennan1

Born 1954. Trustee Since May 1987. Chairman of the Board. Principal Occupation(s) During the Past Five Years: Chairman of the Board and Director/Trustee of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group; Chief Executive Officer and President of The Vanguard Group and of each of the investment companies served by The Vanguard Group (1996–2008).

Independent Trustees

Charles D. Ellis

Born 1937. Trustee Since January 2001. Principal Occupation(s) During the Past Five Years: Applecore Partners (pro bono ventures in education); Senior Advisor to Greenwich Associates (international business strategy consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Emerson U. Fullwood

Born 1948. Trustee Since January 2008. Principal Occupation(s) During the Past Five Years: Retired Executive Chief Staff and Marketing Officer for North America and Corporate Vice President of Xerox Corporation (photocopiers and printers); Director of SPX Corporation (multi-industry manufacturing), the United Way of Rochester, the Boy Scouts of America, Amerigroup Corporation (direct health and medical insurance carriers), and Monroe Community College Foundation.

Rajiv L. Gupta

Born 1945. Trustee Since December 2001.2 Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief Executive Officer of Rohm and Haas Co. (chemicals); President of Rohm and Haas Co. (2006–2008); Board Member of American Chemistry Council; Director of Tyco International, Ltd. (diversified manufacturing and services) and Hewlett-Packard Co. (electronic computer manufacturing); Trustee of The Conference Board.

Amy Gutmann

Born 1949. Trustee Since June 2006. Principal

Occupation(s) During the Past Five Years: President of the University of Pennsylvania; Christopher H. Browne Distinguished Professor of Political Science in the School of Arts and Sciences with Secondary Appointments at the Annenberg School for Communication and the Graduate School of Education of the University of Pennsylvania; Director of Carnegie Corporation of New York, Schuylkill River Development Corporation, and Greater Philadelphia Chamber of Commerce; Trustee of the National Constitution Center.

JoAnn Heffernan Heisen

Born 1950. Trustee Since July 1998. Principal Occupation(s) During the Past Five Years: Retired Corporate Vice President, Chief Global Diversity Officer, and Member of the Executive Committee of Johnson & Johnson (pharmaceuticals/consumer products); Vice President and Chief Information Officer (1997–2005) of Johnson & Johnson; Director of the University Medical Center at Princeton and Women’s Research and Education Institute.

André F. Perold

Born 1952. Trustee Since December 2004. Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance and Banking, Senior Associate Dean, and Director of Faculty Recruiting, Harvard Business School; Director and Chairman of UNX, Inc. (equities trading firm); Chair of the Investment Committee of HighVista Strategies LLC (private investment firm).

Alfred M. Rankin, Jr.

Born 1941. Trustee Since January 1993. Principal Occupation(s) During the Past Five Years: Chairman, President, Chief Executive Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/ lignite); Director of Goodrich Corporation (industrial products/aircraft systems and services).

J. Lawrence Wilson

Born 1936. Trustee Since April 1985. Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief Executive Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines) and AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational Foundation.

Executive Officers

Thomas J. Higgins1

Born 1957. Chief Financial Officer Since September 2008. Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.; Chief Financial Officer of each of the investment companies served by The Vanguard Group since 2008; Treasurer of each of the investment companies served by The Vanguard Group (1998–2008).

Kathryn J. Hyatt1

Born 1955. Treasurer Since November 2008. Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group since 2008; Assistant Treasurer of each of the investment companies served by The Vanguard Group (1988–2008).

F. William McNabb III1

Born 1957. Chief Executive Officer Since August 2008. President Since March 2008. Principal Occupation(s) During the Past Five Years: Director of The Vanguard Group, Inc., since 2008; Chief Executive Officer and President of The Vanguard Group and of each of the investment companies served by The Vanguard Group since 2008; Director of Vanguard Marketing Corporation; Managing Director of The Vanguard Group (1995–2008).

Heidi Stam1

Born 1956. Secretary Since July 2005. Principal Occupation(s) During the Past Five Years: Managing Director of The Vanguard Group, Inc., since 2006; General Counsel of The Vanguard Group since 2005; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group since 2005; Director and Senior Vice President of Vanguard Marketing Corporation since 2005; Principal of The Vanguard Group (1997–2006).

Vanguard Senior Management Team

R. Gregory Barton	Michael S. Miller
Mortimer J. Buckley	James M. Norris
Kathleen C. Gubanich	Glenn W. Reed
Paul A. Heller	George U. Sauter

Founder

John C. Bogle

Chairman and Chief Executive Officer, 1974–1996

1  These individuals are “interested persons” as defined in the Investment Company Act of 1940.

2  December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600

Valley Forge, PA 19482-2600

Connect with Vanguard® > www.vanguard.com

Fund Information > 800-662-7447	All comparative mutual fund data are from Lipper Inc.
or Morningstar, Inc., unless otherwise noted.
Direct Investor Account Services > 800-662-2739
You can obtain a free copy of Vanguard’s proxy voting
Institutional Investor Services > 800-523-1036	guidelines by visiting our website, www.vanguard.com,
and searching for “proxy voting guidelines,” or by
Text Telephone for People	calling Vanguard at 800-662-2739. The guidelines are
With Hearing Impairment > 800-952-3335	also available from the SEC’s website, www.sec.gov.
In addition, you may obtain a free report on how your
fund voted the proxies for securities it owned during
the 12 months ended June 30. To get the report, visit
This material may be used in conjunction	either www.vanguard.com or www.sec.gov.
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

You can review and copy information about your fund
at the SEC’s Public Reference Room in Washington, D.C.
To find out more about this public service, call the SEC
at 202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-0102.

© 2009 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q752 072009

Item 2: Not Applicable.

Item 3: Not Applicable.

Item 4: Not Applicable.

Item 5: Not Applicable.

Item 6: Not Applicable.

Item 7: Not Applicable.

Item 8: Not Applicable.

Item 9: Not Applicable.

Item 10: Not Applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Code of Ethics.

(b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CALIFORNIA TAX-FREE FUNDS
BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: July 15, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CALIFORNIA TAX-FREE FUNDS
BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: July 15, 2009

VANGUARD CALIFORNIA TAX-FREE FUNDS
BY:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: July 15, 2009

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on January 18, 2008, see file Number 2-29601, Incorporated by Reference; and pursuant to a Power of Attorney filed on September 26, 2008, see File Number 2-47371, Incorporated by Reference.